As filed with the Securities and Exchange Commission on June 20, 2024

1933 Act File No. 333-184477

1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 91	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 93	☒

(Check appropriate box or boxes)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of Principal Executive Offices)

855-609-3680

(Registrant’s Telephone Number, including Area Code)

Stone Ridge Trust

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copies of Communication To:

Elizabeth J. Reza Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199	Gregory C. Davis Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b)

☐   on [ ], 2023 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐   on (date) pursuant to paragraph (a)(1)

☒  75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 91 to the Registration Statement of Stone Ridge Trust on Form N-1A (File No. 333-184477) is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register shares of Stone Ridge 2048 Longevity Income ETF, Stone Ridge 2049 Longevity Income ETF, Stone Ridge 2050 Longevity Income ETF, Stone Ridge 2051 Longevity Income ETF, Stone Ridge 2052 Longevity Income ETF, Stone Ridge 2053 Longevity Income ETF, Stone Ridge 2054 Longevity Income ETF, Stone Ridge 2055 Longevity Income ETF, Stone Ridge 2056 Longevity Income ETF, Stone Ridge 2057 Longevity Income ETF, Stone Ridge 2058 Longevity Income ETF, Stone Ridge 2059 Longevity Income ETF, Stone Ridge 2060 Longevity Income ETF, Stone Ridge 2061 Longevity Income ETF, Stone Ridge 2062 Longevity Income ETF, Stone Ridge 2063 Longevity Income ETF, Stone Ridge 2048 Inflation-Protected Longevity Income ETF, Stone Ridge 2049 Inflation-Protected Longevity Income ETF, Stone Ridge 2050 Inflation-Protected Longevity Income ETF, Stone Ridge 2051 Inflation-Protected Longevity Income ETF, Stone Ridge 2052 Inflation-Protected Longevity Income ETF, Stone Ridge 2053 Inflation-Protected Longevity Income ETF, Stone Ridge 2054 Inflation-Protected Longevity Income ETF, Stone Ridge 2055 Inflation-Protected Longevity Income ETF, Stone Ridge 2056 Inflation-Protected Longevity Income ETF, Stone Ridge 2057 Inflation-Protected Longevity Income ETF, Stone Ridge 2058 Inflation-Protected Longevity Income ETF, Stone Ridge 2059 Inflation-Protected Longevity Income ETF, Stone Ridge 2060 Inflation-Protected Longevity Income ETF, Stone Ridge 2061 Inflation-Protected Longevity Income ETF, Stone Ridge 2062 Inflation-Protected Longevity Income ETF, Stone Ridge 2063 Inflation-Protected Longevity Income ETF, (together, the “Funds”), each a new series of Stone Ridge Trust. This Post-Effective Amendment relates only to the Funds and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

The information in this prospectus is not complete and may be changed. A registration statement relating to the securities described herein has been filed with the Securities and Exchange Commission. These securities may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

PROSPECTUS

[ ], 2024

STONE RIDGE ASSET MANAGEMENT

STONE RIDGE LONGEVITY INCOME ETFS

Fund	Ticker Symbol
Stone Ridge 2048 Longevity Income ETF	[ ]
Stone Ridge 2049 Longevity Income ETF	[ ]
Stone Ridge 2050 Longevity Income ETF	[ ]
Stone Ridge 2051 Longevity Income ETF	[ ]
Stone Ridge 2052 Longevity Income ETF	[ ]
Stone Ridge 2053 Longevity Income ETF	[ ]
Stone Ridge 2054 Longevity Income ETF	[ ]
Stone Ridge 2055 Longevity Income ETF	[ ]
Stone Ridge 2056 Longevity Income ETF	[ ]
Stone Ridge 2057 Longevity Income ETF	[ ]
Stone Ridge 2058 Longevity Income ETF	[ ]
Stone Ridge 2059 Longevity Income ETF	[ ]
Stone Ridge 2060 Longevity Income ETF	[ ]
Stone Ridge 2061 Longevity Income ETF	[ ]
Stone Ridge 2062 Longevity Income ETF	[ ]
Stone Ridge 2063 Longevity Income ETF	[ ]

Each fund listed above (each, a “Stone Ridge Longevity Income ETF” or a “Fund” and collectively, the “Funds”) is a series of Stone Ridge Trust (the “Trust”). Shares of the Funds are listed and traded on [ ] (the “Exchange”) under the tickers listed above.

Neither the Securities and Exchange Commission (the “Commission”) nor any state securities commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and services available to shareholders. Please save it for reference.

STONE RIDGE TRUST

i

Rule 12b-1 Fees	16

DISTRIBUTION	17

FINANCIAL HIGHLIGHTS	18

STONE RIDGE’S PRIVACY NOTICE	19

APPENDIX A	A-1

USEFUL SHAREHOLDER INFORMATION	Back Cover

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FUND SUMMARIES

Stone Ridge 2048 Longevity Income ETF

Investment Objective

The Stone Ridge 2048 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2048.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1948F’s operations to reflect estimated current expenses. LifeX Income Fund 1948F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

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Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2048 – which is up to age 100 for investors born in the year 1948 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2028, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2028, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2048 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2048. Because an investor in the Fund is entitled to receive distributions through 2048 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2028 to a level estimated to be sustainable for the Fund’s full term through 2048.

In 2028, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2028 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2048 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2028	$100,000†	$8,333

[April] 2028 – December 2048	[ ]§	[ ]§

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†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2028, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2028. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2048, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2028 to a level designed to be sustainable until 2048, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This

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prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

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Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2049 Longevity Income ETF

Investment Objective

The Stone Ridge 2049 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2049.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1949F’s operations to reflect estimated current expenses. LifeX Income Fund 1949F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

S-6

U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2049 – which is up to age 100 for investors born in the year 1949 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2029, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2029, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2049 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2049. Because an investor in the Fund is entitled to receive distributions through 2049 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2029 to a level estimated to be sustainable for the Fund’s full term through 2049.

In 2029, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2029 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2049 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2029	$100,000†	$8,333

[April] 2029 – December 2049	[ ]§	[ ]§

†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2029, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2029. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2049, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2029 to a level designed to be sustainable until 2049, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

S-8

•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

S-9

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2050 Longevity Income ETF

Investment Objective

The Stone Ridge 2050 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2050.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1950F’s operations to reflect estimated current expenses. LifeX Income Fund 1950F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically

S-11

have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2050 – which is up to age 100 for investors born in the year 1950 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2030, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2030, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2050 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2050. Because an investor in the Fund is entitled to receive distributions through 2050 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2030 to a level estimated to be sustainable for the Fund’s full term through 2050.

In 2030, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2030 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2050 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2030	$100,000†	$8,333

[April] 2030 – December 2050	[ ]§	[ ]§

†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2030, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2030. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2050, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2030 to a level designed to be sustainable until 2050, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

S-13

•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2051 Longevity Income ETF

Investment Objective

The Stone Ridge 2051 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2051.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1951F’s operations to reflect estimated current expenses. LifeX Income Fund 1951F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically

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have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2051 – which is up to age 100 for investors born in the year 1951 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2031, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2031, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2051 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2051. Because an investor in the Fund is entitled to receive distributions through 2051 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2031 to a level estimated to be sustainable for the Fund’s full term through 2051.

In 2031, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2031 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2051 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2031	$100,000†	$8,333

[April] 2031 – December 2051	[ ]§	[ ]§

†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2031, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2031. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2051, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2031 to a level designed to be sustainable until 2051, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2052 Longevity Income ETF

Investment Objective

The Stone Ridge 2052 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2052.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1952F’s operations to reflect estimated current expenses. LifeX Income Fund 1952F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

S-21

U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2052 – which is up to age 100 for investors born in the year 1952 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2032, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2032, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2052 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2052. Because an investor in the Fund is entitled to receive distributions through 2052 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2032 to a level estimated to be sustainable for the Fund’s full term through 2052.

In 2032, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2032 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2052 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2032	$100,000†	$8,333

[April] 2032 – December 2052	[]§	[ ]§

† An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2032, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2032. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2052, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2032 to a level designed to be sustainable until 2052, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2053 Longevity Income ETF

Investment Objective

The Stone Ridge 2053 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2053.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1953F’s operations to reflect estimated current expenses. LifeX Income Fund 1953F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

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U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2053 – which is up to age 100 for investors born in the year 1953 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2033, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2033, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2053 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2053. Because an investor in the Fund is entitled to receive distributions through 2053 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2033 to a level estimated to be sustainable for the Fund’s full term through 2053.

In 2033, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2033 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2053 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2033	$100,000†	$8,333

[April] 2033 – December 2053	[ ]§	[ ]§

† An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2033, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2033. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2053, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2033 to a level designed to be sustainable until 2053, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2054 Longevity Income ETF

Investment Objective

The Stone Ridge 2054 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2054.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1954F’s operations to reflect estimated current expenses. LifeX Income Fund 1954F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

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U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2054 – which is up to age 100 for investors born in the year 1954 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2034, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2034, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2054 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2054. Because an investor in the Fund is entitled to receive distributions through 2054 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2034 to a level estimated to be sustainable for the Fund’s full term through 2054.

In 2034, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2034 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2054 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2034	$100,000†	$8,333

[April] 2034 – December 2054	[ ]§	[ ]§

† An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2034, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2034. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2054, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2034 to a level designed to be sustainable until 2054, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

S-33

•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2055 Longevity Income ETF

Investment Objective

The Stone Ridge 2055 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2055.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1955F’s operations to reflect estimated current expenses. LifeX Income Fund 1955F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

S-36

U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2055 – which is up to age 100 for investors born in the year 1955 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2035, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2035, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2055 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2055. Because an investor in the Fund is entitled to receive distributions through 2055 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2035 to a level estimated to be sustainable for the Fund’s full term through 2055.

In 2035, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2035 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2055 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2035	$100,000†	$8,333

[April] 2035 – December 2055	[ ]§	[ ]§

†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2035, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2035. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2055, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2035 to a level designed to be sustainable until 2055, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

S-38

•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2056 Longevity Income ETF

Investment Objective

The Stone Ridge 2056 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2056.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1956F’s operations to reflect estimated current expenses. LifeX Income Fund 1956F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

S-41

U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2056 – which is up to age 100 for investors born in the year 1956 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2036, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2036, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2056 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2056. Because an investor in the Fund is entitled to receive distributions through 2056 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2036 to a level estimated to be sustainable for the Fund’s full term through 2056.

In 2036, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2036 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2056 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2036	$100,000†	$8,333

[April] 2036 – December 2056	[ ]§	[ ]§

†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2036, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2036. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2056, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2036 to a level designed to be sustainable until 2056, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2057 Longevity Income ETF

Investment Objective

The Stone Ridge 2057 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2057.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1957F’s operations to reflect estimated current expenses. LifeX Income Fund 1957F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

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U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2057 – which is up to age 100 for investors born in the year 1957 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2037, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2037, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2057 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2057. Because an investor in the Fund is entitled to receive distributions through 2057 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2037 to a level estimated to be sustainable for the Fund’s full term through 2057.

In 2037, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2037 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2057 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2037	$100,000†	$8,333

[April] 2037 – December 2057	[ ]§	[ ]§

†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2037, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2037. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2057, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2037 to a level designed to be sustainable until 2057, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2058 Longevity Income ETF

Investment Objective

The Stone Ridge 2058 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2058.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1958F’s operations to reflect estimated current expenses. LifeX Income Fund 1958F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

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U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2058 – which is up to age 100 for investors born in the year 1958 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2038, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2038, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2058 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2058. Because an investor in the Fund is entitled to receive distributions through 2058 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2038 to a level estimated to be sustainable for the Fund’s full term through 2058.

In 2038, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2038 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2058 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2038	$100,000†	$8,333

[April] 2038 – December 2058	[ ]§	[ ]§

† An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2038, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2038. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2058, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2038 to a level designed to be sustainable until 2058, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2059 Longevity Income ETF

Investment Objective

The Stone Ridge 2059 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2059.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1959F’s operations to reflect estimated current expenses. LifeX Income Fund 1959F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

S-56

U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2059 – which is up to age 100 for investors born in the year 1959 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2039, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2039, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2059 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2059. Because an investor in the Fund is entitled to receive distributions through 2059 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2039 to a level estimated to be sustainable for the Fund’s full term through 2059.

In 2039, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2039 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2059 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2039	$100,000†	$8,333

[April] 2039 – December 2059	[ ]§	[ ]§

† An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2039, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2039. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2059, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2039 to a level designed to be sustainable until 2059, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2060 Longevity Income ETF

Investment Objective

The Stone Ridge 2060 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2060.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1960F’s operations to reflect estimated current expenses. LifeX Income Fund 1960F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

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U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2060 – which is up to age 100 for investors born in the year 1960 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2040, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2040, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2060 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2060. Because an investor in the Fund is entitled to receive distributions through 2060 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2040 to a level estimated to be sustainable for the Fund’s full term through 2060.

In 2040, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2040 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2060 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2040	$100,000†	$8,333

[April] 2040 – December 2060	[ ]§	[ ]§

† An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2040, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2040. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2060, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2040 to a level designed to be sustainable until 2060, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund.[ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2061 Longevity Income ETF

Investment Objective

The Stone Ridge 2061 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2061.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1961F’s operations to reflect estimated current expenses. LifeX Income Fund 1961F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

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U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2061 – which is up to age 100 for investors born in the year 1961 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2041, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2041, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2061 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2061. Because an investor in the Fund is entitled to receive distributions through 2061 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2041 to a level estimated to be sustainable for the Fund’s full term through 2061.

In 2041, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2041 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2061 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2041	$100,000†	$8,333

[April] 2041 – December 2061	[ ]§	[ ]§

†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2041, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2041. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2061, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2041 to a level designed to be sustainable until 2061, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund.[ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2062 Longevity Income ETF

Investment Objective

The Stone Ridge 2062 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2062.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1962F’s operations to reflect estimated current expenses. LifeX Income Fund 1962F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

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U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2062 – which is up to age 100 for investors born in the year 1962 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2042, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2042, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2062 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2062. Because an investor in the Fund is entitled to receive distributions through 2062 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2042 to a level estimated to be sustainable for the Fund’s full term through 2062.

In 2042, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2042 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2062 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2042	$100,000†	$8,333

[April] 2042 – December 2062	[ ]§	[ ]§

†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2042, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2042. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2062, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2042 to a level designed to be sustainable until 2062, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund.[ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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Stone Ridge 2063 Longevity Income ETF

Investment Objective

The Stone Ridge 2063 Longevity Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal through 2063.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1963F’s operations to reflect estimated current expenses. LifeX Income Fund 1963F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in

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U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Longevity Income ETFs”). Each other Stone Ridge Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through 2063 – which is up to age 100 for investors born in the year 1963 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2043, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2043, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2063 (“Term Income”): An investor may remain invested in the Fund to receive monthly distributions through 2063. Because an investor in the Fund is entitled to receive distributions through 2063 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2043 to a level estimated to be sustainable for the Fund’s full term through 2063.

In 2043, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2043 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2063 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] 2043	$100,000†	$8,333

[April] 2043 – December 2063	[ ]§	[ ]§

†An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2043, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2043. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2063, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2043 to a level designed to be sustainable until 2063, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

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•

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

•	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

•

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

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Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Set forth below is additional information about each Fund’s investment strategies and risks.

More Information Regarding Investment Strategies

Investment Objective

Each Fund seeks to provide reliable monthly distributions consisting of income and principal through the year in which investors born in a certain year (the “Modeled Cohort”) reach age 100.

There can be no assurance that a Fund will achieve its investment objective. Aspects of the Funds are covered by intellectual property rights, including but not limited to those described in a patent application.

Investment Strategies

The Investments. Each Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal).

The Offering. While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Funds are each designed to provide an opportunity for investors to receive predictable cashflows by making monthly distributions through the year in which the Modeled Cohort turns 100. However, each Funds’ shares may be purchased by any investor seeking to receive such Fund’s planned distributions regardless of the investor’s birth year.

Each Fund is designed so that members of the Modeled Cohort have a choice in the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in the year in which a Modeled Cohort turns 80, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of a Fund’s Modeled Cohort to continue to receive substantially identical monthly distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for each Modeled Cohort: one per gender.

2.

Distributions for the full term through age 100 (“Term Income”): An investor may remain invested in a Fund to receive monthly distributions through the year in which the Fund’s Modeled Cohort turns 100. Because an investor in a Fund is entitled to receive distributions through the year in which such Fund’s Modeled Cohort turns 100 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in the year in which the Modeled Cohort turns 80 to a level estimated to be sustainable for the Fund’s full term through the year in which the Modeled Cohort turns 100.

In the year in which the Modeled Cohort turns 80, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations. An investor who takes no action in the year in which the Modeled Cohort turns 80 will remain in the Fund in which the investor is invested and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. Each Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of a corresponding Closed-End Fund.

Each Fund and its corresponding Closed-End Funds intend to liquidate in December of the year in which the Modeled Cohort turns 100 and to have distributed substantially all of their assets by that time.

Distributions. Each Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, each Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

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The Funds intend to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates each Fund’s intended distributions for an investor who purchases 100,000 shares.

Year	Total Distributed Per Year	Total Distributed Per Month

2024 – [March] of the year in which the Fund’s Modeled Cohort turns 80	$100,000†	$8,333

[April] of the year in which the Fund’s Modeled Cohort turns 80 – December of the year in which the Fund’s Modeled Cohort turns 100	[ ]§	[ ]§

† An investor purchasing 100,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than $100,000 as a result.

§ Estimated as of the date of this prospectus.

Closed-End Fund Shares. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of a Closed-End Fund. Only members of the applicable Modeled Cohort who are age 80 will be eligible to invest in shares of the Closed-End Funds when established.

Each Closed-End Fund’s investment objective is expected to be to achieve, during the lifetime of the Closed-End Fund’s shareholders up to age 100, income and reliable monthly distributions. The purpose of the Funds and their corresponding Closed-End Funds is to achieve income and reliable monthly distributions over the life of a shareholder up to age 100.

A member of the Modeled Cohort seeking to achieve stable distributions for life up to age 100 may invest in the appropriate Fund and expect, at age 80, to sell shares of the Fund and to invest in the Closed-End Fund appropriate to the investor’s gender to continue to pursue similar or higher monthly distributions for life up to age 100. Alternatively, an investor may continue to hold shares of the Fund beyond age 80, in which case the investor will experience a lower distribution rate beyond age 80.

Each Closed-End Fund is expected to engage in “longevity pooling” to sustain its distribution rate during the lifetime of its shareholders up to age 100. Longevity pooling refers to the fact that shareholders of the Closed-End Fund will have their shares cancelled upon death for no value, with the result that surviving investors gain a larger share of the Closed-End Fund’s assets and distributions. The contribution to a Closed-End Fund’s distribution rate made possible by longevity pooling is referred to as “longevity credits.”

Shares of the Funds may continue to be held by a shareholder’s beneficiary or may be sold at the then-current market price. A shareholder’s beneficiary will not be eligible to invest in a Closed-End Fund if they are not a member of the applicable Modeled Cohort.

In contrast, Closed-End Fund shareholders will have no ability to redeem their Closed-End Fund shares. Shareholders of a Closed-End Fund will have no liquidity other than monthly distributions prior to the date of the Closed-End Fund’s liquidation in December of the year in which members of the applicable Modeled Cohort will turn 100 (the “Liquidation Date”). Shares of a Closed-End Fund will be cancelled for no value upon the death of the corresponding shareholder. Because the payment stream of a Closed-End Fund is tied to the life of the shareholder, people with life-threatening health problems should not purchase shares of the Closed-End Funds. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

The Funds and the Closed-End Funds are designed to have distributed substantially all of their assets by the Liquidation Date. If there are remaining assets on the Liquidation Date, those assets will be liquidated and distributed to surviving shareholders on such date. If a Fund or Closed-End Fund has insufficient assets to make its monthly distributions before the Liquidation Date, however, such Fund or Closed-End Fund will liquidate early.

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Actuarial Estimates. Each Stone Ridge Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for each Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable each Fund to support its intended distributions so that members of the applicable Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. The initial net asset value for each newly launched Stone Ridge Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Longevity Income ETFs.

The purpose of having different initial net asset values for newly launched Stone Ridge Longevity Income ETFs is to establish a fair purchase price for all investors — younger investors are actuarially more likely to receive the distributions provided by the Funds for a longer period than older investors, and so the initial net asset value for younger investors is higher than for older investors. Other than the differences in initial net asset values, each Stone Ridge Longevity Income ETF will be offered on substantially identical terms.

More Information Regarding the Risks of Investing

Investors should carefully consider the Funds’ risks and investment objectives, as an investment in a Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in a Fund.

The Funds are subject to the principal risks described above in the “Fund Summaries” and the additional risks described below. As with any fund, there is no guarantee that a Fund will achieve its investment objective. You could lose all or part of your investment in a Fund, and a Fund could underperform other investments.

Distribution Rate Risk. Each Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. Because, unlike the Closed-End Funds, the Funds do not engage in longevity pooling, the Funds would not be able to sustain their initial distribution rate for their full terms. In [April] of the year in which the applicable Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. There is a risk that a Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Funds are each designed to liquidate in the year in which the applicable Modeled Cohort reaches age 100, and there will be no further distributions from a Fund beyond that year. The Funds’ distribution rates will be recalibrated in [April] of the year in which the applicable Modeled Cohort turns 80 to a level designed to be sustainable until the year in which the applicable Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Funds’ investments, such as the risk of a U.S. government default, it is possible that a Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of a Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of a Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease. Each Fund expects to invest in zero-coupon securities. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Funds’ investments and increase the volatility of the Funds’ portfolios. There can be no assurance that U.S. Government Bonds will retain their value.

Closed-End Fund Availability Risk. Each Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that a Closed-End Fund will not

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become available as intended. For example, the Adviser may determine that it is not appropriate to launch a Closed-End Fund if the Adviser believes it would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in a Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

Limited Operating History Risk. Each Fund is a series of an open-end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Management and Operational Risk; Cyber-Security Risk. Each Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Funds run the risk that the Adviser’s management techniques will fail to produce desired results and cause the Funds to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.

Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or [ ], in providing certain actuarial information to the Adviser (as detailed above)) as part of the investment process could affect each Fund’s performance. Neither the Adviser nor [ ], in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Funds that these quantitative analyses, actuarial assumptions or models will accurately reflect each Fund’s performance.

The Funds are also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

The Funds’, the Adviser’s, and the Funds’ other service providers’ use of internet, technology and information systems may expose the Funds to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Funds or their service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Funds, the Adviser, or the Custodian, Transfer Agent (as defined below), or other third-party service provider may adversely affect the Funds or their shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Funds, each of whom could be negatively impacted as a result.

Money Market Fund Risk. The Funds intend to invest in money market funds that invest in U.S. Government Bonds. An investment in money market funds is subject to the risk that such money market funds’ income will decline because of falling interest rates. Because money market funds’ income is based on short-term interest rates, which can fluctuate significantly over short periods, income risk is expected to be high for such funds. A low or negative interest rate environment will adversely affect money market funds’ return. Low or negative interest rates, depending on their duration and severity, could prevent money market funds from, among other things, providing a positive yield and/or maintaining a stable share price of $1, which would adversely affect a Fund’s investments in money market funds. Money market funds that invest in U.S. Government Bonds are also subject to the risks described above in “U.S. Government Bonds Risk.”

Tax Risk. The Funds intend to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, a Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at

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the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year. If, in any year, a Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

Authorized Participant Concentration Risk. Prior to trading in the secondary market, shares of the Funds are “created” at their NAV pursuant to an agreement between authorized participants (“Authorized Participants”) and [ ] (the “Distributor”). A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of any substituted securities, assets or other positions), if any, that together approximate the holdings of the Fund in exchange for a specified number of shares (“Creation Units”). Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, the Fund’s shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, a Fund could possibly face trading halts and/or delisting from [ ] (the “Exchange”). This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

Market Trading Risks.

Absence of Active Market. Although shares of the Funds are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares or a Fund’s underlying portfolio securities will develop or be maintained by market makers or Authorized Participants.

Secondary Market Trading Risk. Shares of the Funds may trade in the secondary market at times when the Funds do not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Funds accept purchase and redemption orders. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or for other reasons.

Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. Fund shares may be loaned, borrowed, pledged or purchased on margin, and certain ETFs have options associated with them. The use of Fund shares in these ways may result in increased volatility and larger premiums and discounts on Fund shares. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.

Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Funds trade on the Exchange at prices at, above or below the Funds’ most recent NAVs. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of a Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of a Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUNDS’ SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on the Exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants

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may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to a Fund’s shares trading at a premium or discount to NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on the Exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “bid-ask spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price).

The bid-ask spread, which varies over time for shares of a Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider bid-ask spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

Fund Shares Liquidity Risk. Although each Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that a Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in a Fund’s shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. Accordingly, if such parties do not to perform their functions, this could, such as during times of market stress, in turn, lead to variances between the market price of a Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in a Fund’s shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in a Fund’s shares inadvisable. In addition, trading in a Fund’s shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Redemption Risk. Authorized Participants may from time to time own a substantial amount of Fund shares. These Authorized Participants may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large Authorized Participant or large group of Authorized Participants would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares by Authorized Participants may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of the shares and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or gains and cause the Fund to make taxable distributions to its investors earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming investors may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent these large Authorized Participants transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume for the shares of a Fund and may, therefore, have a material upward or downward effect on the market price of the shares.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at [website].

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HOW THE FUNDS DIFFER FROM TRADITIONAL MUTUAL FUNDS

Redeemability. Traditional mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at net asset value (“NAV”) typically calculated once at the end of each business day. Shares of an ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants, and then typically for an in-kind basket of securities. Except when aggregated in Creation Units, the shares of each Fund are not redeemable securities of the Fund. In addition, ETFs issue and redeem shares, generally on a continuous basis, only in large blocks of shares called Creation Units.

Exchange Listing. Unlike traditional mutual fund shares, each Fund’s shares are listed for trading on the Exchange. Investors can purchase and sell shares on the secondary market through a broker or other financial intermediary. There can be no assurance that a Fund’s shares will continue to trade on the Exchange or that the Fund’s shares will continue to meet the requirements for listing or trading on the Exchange. Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a financial intermediary may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, shares and on changes in the prices of a Fund’s portfolio holdings. The market price of a Fund’s shares may differ from the NAV of the Fund. The difference between market price of a Fund’s shares and the NAV of the Fund is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV. The market price of a Fund’s shares may deviate significantly from the NAV of the Fund’s shares, for example, in times of extreme market volatility or other conditions.

Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Funds may effect creations and redemptions in cash or partially in cash. Therefore, a Fund may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

MANAGEMENT AND ORGANIZATION

Board of Trustees

The Board of Trustees of the Trust (the “Board”) oversees the conduct of the Funds’ affairs and the Adviser’s management of the Funds.

The Adviser

Stone Ridge acts as each Funds’ investment manager under an Investment Management Agreement (the “Management Agreement”). Stone Ridge’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [ ], Stone Ridge’s assets under management were approximately $[ ]. Stone Ridge is a Delaware limited liability company. Stone Ridge is a Delaware limited liability company and is controlled by Stone Ridge Holdings Group LP, a holding company for the Adviser and its affiliates.

Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Stone Ridge compensates all Trustees and officers of the Funds who are members of Stone Ridge’s organization and who render investment services to the Funds. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of each Fund’s average daily total assets less total liabilities. The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time.

Stone Ridge’s engagements with each Fund are on substantially identical terms.

A discussion regarding the considerations of the Board for approving the Management Agreement will be included in a Fund’s first annual or semi-annual report to shareholders, as applicable, which is expected to be the annual report for the period ended December 31, 2024.

Pursuant to the Management Agreement with respect to each Fund, Stone Ridge agrees to manage the investment and reinvestment of each Fund’s assets, determine what investments will be purchased, held, sold or exchanged by a Fund and what portion, if any, of the assets of each Fund will be held uninvested and continuously review, supervise and administer the investment program of each Fund.

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In addition, under the terms of the Management Agreement, subject to the general supervision of the Board, Stone Ridge provides or causes to be furnished all supervisory, administrative, custodial and other services reasonably necessary for the operation of each Fund under the Unified Management Fee, including Stone Ridge’s own operating and overhead expenses attributable to its duties under the Management Agreement (such as salaries, bonuses, rent, office and administrative expenses, depreciation and amortization and auditing expenses).

In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for such Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Funds and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao are the Portfolio Managers of the Funds. Each of the Portfolio Managers has been a Portfolio Manager of each Fund since inception. Each of the Portfolio Managers is also a portfolio manager of other investment companies advised by the Adviser.

Nate Conrad. Nate Conrad, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Song, Mr. Stevens and Ms. Zhao. Prior to joining Stone Ridge in 2016, Mr. Conrad worked at Goldman Sachs as a vice president in the Interest Rates Trading business. Mr. Conrad is the Head of LifeX at Stone Ridge, having formerly served as the Head of Markets at Stone Ridge. Mr. Conrad received his BSE in Computer Information Science from the University of Pennsylvania’s Engineering School.

Li Song. Li Song, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Stevens, and Ms. Zhao. Prior to joining Stone Ridge in 2018, Mr. Song worked at Goldman Sachs as a senior strategist in Emerging Markets foreign exchange, interest rate, options, and credit products. Mr. Song received his PhD, M.Phil., and MA in Statistics from Columbia University and his BS in Mathematics at the University of Science and Technology of China.

Ross Stevens. Ross Stevens, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Song, and Ms. Zhao. Mr. Stevens founded Stone Ridge in 2012. Mr. Stevens received his PhD in Finance and Statistics from the University of Chicago (Booth) and his BSE in Finance from the University of Pennsylvania (Wharton).

Yan Zhao. Yan Zhao, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Song, and Mr. Stevens. Ms. Zhao is a co-founder of Stone Ridge. Ms. Zhao has held a variety of leadership roles at Stone Ridge, including Head of Reinsurance. Ms. Zhao holds an MBA from Harvard Business School and a BA in Economics from Harvard University.

Additional Information Regarding the Adviser and Portfolio Managers

The Funds’ SAI provides additional information about the Adviser, including information about potential conflicts of interest that the Adviser may face in managing the Funds, and about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Funds. The SAI is part of this prospectus and is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com. The information (other than this prospectus, including the SAI) contained on, or that can be accessed through, www.stoneridgefunds.com is not part of this prospectus or the SAI.

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Distributor, Administrator, Custodian and Transfer Agent

[ ] is the Funds’ distributor (the “Distributor”). U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Funds’ transfer agent (the “Transfer Agent”), administrator (the “Administrator”) and accounting agent. U.S. Bank NA, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 is the Funds’ custodian (the “Custodian”). The Adviser pays fees to the Distributor as compensation for the services it renders. The Adviser compensates the Transfer Agent and Custodian for their services out of the Unified Management Fee.

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ACTUARIAL SERVICES

Stone Ridge has contracted with[ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Funds and expected management of the Closed-End Funds.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of each Fund and their corresponding Closed-End Funds. Each Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares in the year they reach age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of a Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Fund is meant for investors of a particular age and each Closed-End Fund will be available only to investors of a particular age and gender.

[ ] provides certain actuarial information for use in the Adviser’s management of the Funds and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. The actuarial information also is necessary to calculate the Closed-End Funds’ cash flow needs that will give the Closed-End Funds sufficient assets to fund those cash flows so that the Funds can invest accordingly in U.S. Government Bonds with maturities and other payments intended to enable members of the Modeled Cohort to sell their Fund shares in the year they reach age 80 and purchase a similar number of shares in a Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

[ ] has also agreed to make the operational procedures it uses in its business and its services available to the Adviser for the purpose of monitoring for shareholders that are ineligible to receive shares of the Closed-End Funds when they are available. In exchange for these services, the Adviser has agreed to pay [ ] a portion of the Adviser’s profits earned from managing the Funds.

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SHAREHOLDER INFORMATION

How Fund Share Prices Are Calculated

The NAV per share of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding. A Fund’s shares will be valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business.1 The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). In unusual circumstances, the Valuation Time may be at a time other than 4:00 p.m. Eastern time, for example, in the event of an earlier, unscheduled close or halt of trading on the NYSE. The current NAV per share of a Fund may be obtained by contacting the Transfer Agent by telephone at (855) 609-3680.

In accordance with the regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of shares (which bear upon the number of shares outstanding) are generally not reflected in the NAV determined for the business day on which the transactions are effected (the trade date), but rather on the following business day.

The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company of 1940, as amended (“1940 Act”) and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by the Funds (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of a Fund under the Valuation Procedures:

Non-prime money market funds, including government securities money market funds, and cash sweep programs are generally valued at amortized cost.

Other debt securities, including U.S. government debt securities, are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

The Funds generally expect that their investments in U.S. Government Bonds will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Funds.

1 The NYSE is generally open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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HOW TO PURCHASE AND SELL FUND SHARES

Intended Investors

Each Fund’s shares may be purchased by any investor that desires reliable monthly distributions through the end of such Fund’s term.

Each Fund is modeled based on investors of a particular birth year that desire to plan until age 100 and expect to invest in a corresponding Closed-End Fund in the year they reach age 80 in order to sustain substantially identical monthly distributions for life up to age 100.

Buying and Selling Fund Shares, including on the Secondary Market

The initial net asset value per share for each newly launched Stone Ridge Longevity Income ETF will be based on actuarial estimates of mortality rates for the relevant Modeled Cohort provided to the Adviser by [ ]. These actuarial estimates will be used to estimate the mix of U.S. Government Bonds with principal and interest payments that will enable the Stone Ridge Longevity Income ETF to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares in the year they reach age 80 and purchase a similar number of shares in a Closed-End Fund.

Following the launch of each Fund, a purchase or redemption of a Fund’s shares will be effected through the process described below.

Each Fund issues or redeems its shares at NAV per share only in Creation Units and only to Authorized Participants (or APs). Most investors will buy and sell shares in secondary market transactions through brokers or other financial intermediaries, and therefore must have an account with them to buy and sell shares. Shares can be bought or sold through your financial intermediary throughout the trading day like shares of any publicly traded issuer. When buying or selling shares through a financial intermediary, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. The price at which you buy or sell shares (i.e., the market price) may be more (a premium to) or less (a discount to) than the NAV of the shares. Unless imposed by your financial intermediary, there is no minimum dollar amount you must invest in a Fund and no minimum number of shares you must buy. Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. A Fund reserves the right, but does not have the obligation, to reject any purchase at any time.

Shares of each Fund are listed and trade on [Exchange].

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (DTC), or its nominee, is the registered owner of all outstanding shares of each Fund and is recognized as the owner of all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of Fund share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your financial intermediary, which will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your financial intermediary also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from a Fund.

Continuous Offering. Authorized Participants should be aware of certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that Authorized Participants perform with respect to the sale of shares could, depending on the circumstances, result in an Authorized Participant being deemed to be a participant in the distribution, in a manner that could render the Authorized Participant a statutory underwriter and subject the Authorized Participant to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the “Securities Act”). For example, an Authorized Participant could be deemed a statutory underwriter if the Authorized Participant purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if the Authorized Participant chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause an Authorized Participant to be deemed an underwriter.

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Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an unsold allotment within the meaning of Section 4(a)(3)(c) of the Securities Act will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at their NAV by Authorized Participants that have entered into an agreement with the Distributor. Shares are available only in block-size Creation Units or multiples thereof. A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of any substituted securities, assets or other positions), if any, that together approximate the holdings of the Fund in exchange for Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). A Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are generally not redeemable by a Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets.” More information regarding custom baskets is contained in the Funds’ SAI.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in proper form under the authorized participant agreement and related AP procedures.

Only an Authorized Participant may create or redeem Creation Units with a Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for the accounts of customers, including, without limitation, affiliates of such Fund.

In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.

To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.

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Distributions and Federal Income Tax Matters

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any.

This section summarizes some of the important U.S. federal income tax consequences of investing in the Funds. This discussion does not address all aspects of taxation that may apply to shareholders, such as the estate tax, or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Code. Investors should consult their tax advisers for information concerning the possible application of federal, state, local or non-U.S. tax laws to them. Please see the SAI for additional information regarding the tax aspects of investing in the Funds.

Each Fund intends to elect to be treated as and to qualify each year to be treated as a RIC under Subchapter M of Chapter 1 of the Code. A RIC generally is not subject to federal income tax at the fund level on income and gains that are timely distributed to shareholders. To qualify for such treatment, the Funds must meet certain income, asset diversification and distribution requirements.

Failure of a Fund to qualify and be eligible to be treated as a RIC would result in fund-level taxation and, consequently, a reduced return on investment for shareholders. The Fund could in some cases cure such failure, including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. The tax treatment of Fund distributions of capital gains is determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long investors owned their shares. Distributions of net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which are taxed to individuals at reduced rates. Distributions of net gains from the sale or deemed disposition of investments that a Fund held or is treated as having held for one year or less will be taxable as ordinary income.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of such shareholder’s tax basis in its shares, and to the extent it exceeds such tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

A dividend will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Early each year, investors will receive a statement showing the tax status of their dividends and distributions for the prior year.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

The Funds generally do not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.

Any gain or loss resulting from the redemption or exchange of your shares generally will be treated as capital gain or loss for federal income tax purposes in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss

14

if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations. Additionally, any loss realized on a sale of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. The Funds [and the Closed-End Funds] do not expect to be considered “substantially identical” to each other for the purposes of wash sale rules, and therefore would not expect any loss realized upon a sale of a Fund’s shares to be disallowed due to a purchase of a different Fund’s shares even if such purchase takes place during the relevant 61 day period.

Investments through tax-qualified retirement plans and other tax-advantaged accounts are generally not subject to current federal income tax. The Fund’s distribution rate, measured as the distribution amount per share per year divided by the NAV of the Fund, is expected to increase over time as the NAV of the Fund declines over time and, as a result, the Funds generally expect that this effect will satisfy required minimum distribution requirements on applicable retirement accounts.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, interest and net gains from the disposition of investment property (including a Fund’s ordinary income dividends and Capital Gain Dividends). Shareholders should consult their tax advisers regarding the effect, if any, that this provision may have on their investment in a Fund.

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and Internal Revenue Service (“IRS”) guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA 30% of ordinary dividends a Fund pays to that shareholder. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and Capital Gain Dividends a Fund pays will not be subject to FATCA withholding. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

The states generally permit investment companies, such as the Funds, to “pass through” to their shareholders the state and local tax exemption on income earned from investments in the types of U.S. Treasury obligations the Funds expect to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Funds generally expect that shareholders will be allowed to exclude from state and local taxable income distributions made to the shareholder by the Funds that are attributable to interest each Fund directly or indirectly earned on such investments. Investors should consult their tax advisers regarding the applicability of any such exemption to their situation, particularly with respect to their applicable state and local tax laws.

In the year in which members of the Modeled Cohort will turn 80, investors may invest in one of two corresponding closed-end management companies. Investors may elect to sell their Fund shares in order to purchase shares of such Closed-End Fund. Any gain arising from the sale of your shares will be subject to tax regardless of whether you invest the sale proceeds in a Closed-End Fund. Accordingly, if you reinvest the after-tax cash proceeds of the sale of Fund shares into the Closed-End Fund, such reinvested after-tax amount may be less than their share of the Fund’s NAV as of the time of the sale. As described above, any gain or loss resulting from the sale of your shares generally will be treated as capital gain or loss for federal income tax purposes, which will be long or short term depending on how long you have held your shares. An investment in a Closed-End Fund has its own tax consequences to Investors. Investors should review the applicable Closed-End Fund’s prospectus and offering materials when such materials become available.

Authorized Participants should consult their tax advisors about the U.S. federal, state, local or foreign tax consequences of purchasing and redeeming Creation Units in a Fund.

The discussion above is very general. Investors should consult their tax advisers about the effect that an investment in a Fund could have on their tax situation, including possible foreign, federal, state or local tax consequences, or about any other tax questions they may have.

15

Frequent Purchases and Sales of Fund Shares

[Under some circumstances, frequent purchases and sales of shares of a fund (also referred to as “excessive trading” or “short-term trading”) can detrimentally impact the fund and long-term shareholders where it has the effect of diluting the value of shares and/or necessitating portfolio activity that may cause taxable events and increase brokerage costs, which may harm fund performance. These risks most commonly arise in cases where there is an opportunity to exploit inefficiencies in fund pricing, for example where a fund values portfolio instruments at a closing price that does not reflect its current market value at the time of the fund’s calculation of its net asset value. Not all funds are susceptible to market timing.

The Board has determined not to adopt policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Board’s determination was based on a conclusion that Authorized Participants generally transact with the Funds on an in-kind basis and, to the extent that there is a cash component, there is no material risk of pricing inefficiencies that would give rise to excessive trading concerns and no material risk of dilution in the value of Fund shares as a result. The Board also considered that the Funds may take certain measures, such as imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances.]

Rule 12b-1 Fees

[The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No distribution and service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.]

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DISTRIBUTION

The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.

The Adviser or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) in connection with certain activities or services that may facilitate, directly or indirectly, invested in the Funds. These payments may relate to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary or its representatives, are made by the Adviser or its affiliates from their own resources and not from assets of the Funds. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary (or its representatives) and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the Adviser or its affiliates.

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FINANCIAL HIGHLIGHTS

Each Fund commenced operations following the Reorganization of a corresponding series of the Trust (a “Predecessor Fund”) into each Fund on [ ]. As of the date of the Reorganization, the Predecessor Funds had not completed their initial year of operations. When available, the financial highlights for periods prior to [ ], 2024 will be for the applicable Predecessor Fund.

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STONE RIDGE’S PRIVACY NOTICE

Stone Ridge’s Commitment to Privacy

Stone Ridge Asset Management LLC (together with its affiliates, “Stone Ridge”) recognizes and respects your privacy. This Privacy Notice describes the types of non-public personal information Stone Ridge obtains, how Stone Ridge uses that information and to whom Stone Ridge discloses it. Non-public personal information means personally identifiable financial information that is not publicly available and any list, description or other grouping of consumers (and publicly available information pertaining to such consumers) that is derived using any personally identifiable financial information that is not publicly available. If you are an individual investor, this Privacy Notice will be relevant to you directly. If you are providing information to Stone Ridge on behalf of other individuals, such as your employees or clients, this Privacy Notice will be relevant to those individuals, and you should transmit this document to such individuals or otherwise advise them of its content.

Information Stone Ridge Collects About You

Stone Ridge collects the following categories of non-public personal information about you:

•	Information that you provide, which may include your name and address, social security number or tax identification number, date of birth and/or other information;

•	Information about transactions and balances in accounts with Stone Ridge;

•	Information about transactions and balances in accounts with non-affiliated third parties; and

•

Information from consumer reporting agencies, service providers or other sources that may be engaged or consulted in connection with conducting due diligence, know-your-customer, anti-money laundering and other checks required to be performed in relation to admitting new investors.

How Stone Ridge Discloses Your Personal Information

Stone Ridge uses your non-public personal information primarily to complete financial transactions that you request or to make you aware of other financial products and services. Stone Ridge does not sell your non-public personal information to third parties. Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

•

To service providers (including financial, technical, marketing and professional service providers and consultants) and financial institutions that provide services to the Stone Ridge, who are required protect the confidentiality of your personal information and to use the information only for the purposes for which it is disclosed to them).

•

To regulatory, self-regulatory, administrative or law enforcement agencies or other oversight bodies in certain circumstances where we are required to share personal information and other information with respect to your interest in an investment with the relevant regulatory authorities. They, in turn, may exchange this information with other authorities, including tax authorities.

•	As authorized, for example, by subscription agreements or organizational documents of an investment and as authorized by you or your designated representatives or other authorized persons.

•

In connection with a corporate transaction — for example, to third parties as part of a corporate business transaction, such as a merger, acquisition, joint venture or financing or sale of company assets.

How Stone Ridge Safeguards and Retains Your Personal Information

Stone Ridge restricts access to non-public personal information about you to its employees and to third parties, as described above. Stone Ridge maintains physical, electronic, and procedural safeguards reasonably designed to protect the confidentiality of your non-public personal information. Despite these security measures that Stone Ridge has put in place to protect your personal information, no such measures can guarantee security or protect against unauthorized activity. Stone Ridge may retain your personal information for

19

such a period as permitted or required by any applicable laws or regulations and for such a period as may be permitted in accordance with the lawful purposes or legitimate interests outlined above.

Keeping You Informed

Stone Ridge reserves the right to modify this policy at any time and will keep you informed of further changes as required by law.

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APPENDIX A

Form of Closed-End Fund Prospectus

Shareholders will be notified in advance of the Closed-End Funds becoming available for purchase by members of the applicable Investor Cohort and a copy of the applicable Closed-End Fund prospectus will be available at that time. There can be no guarantee that a Closed-End Fund will be available when an Investor Cohort reaches age 80. The form of Closed-End Fund prospectus is not an offer to sell or the solicitation of an offer to buy securities of any Closed-End Fund. Although it is currently expected that such Closed-End Fund prospectus will be substantially similar in all material respects to the form of Closed-End Fund prospectus, the form of Closed-End Fund prospectus remains subject to revision and a Closed-End Fund’s actual prospectus, when available, may differ from the form of prospectus included here. Each Closed-End Fund will be available only to members of the applicable Investor Cohort of a particular gender. References to birth year in the form of Closed-End Fund prospectus will correspond with that of the Investor Cohort for the applicable Fund as shown below.

Stone Ridge Longevity Income Closed-End Fund	Investor Cohort Year of Birth and Gender
Stone Ridge 1948M Longevity Income Closed-End Fund	1948, Male
Stone Ridge 1948FLongevity Income Closed-End Fund	1948, Female
Stone Ridge 1949M Longevity Income Closed-End Fund	1949, Male
Stone Ridge 1949F Longevity Income Closed-End Fund	1949, Female
Stone Ridge 1950M Longevity Income Closed-End Fund	1950, Male
Stone Ridge 1950F Longevity Income Closed-End Fund	1950, Female
Stone Ridge 1951M Longevity Income Closed-End Fund	1951, Male
Stone Ridge 1951F Longevity Income Closed-End Fund	1951, Female
Stone Ridge 1952M Longevity Income Closed-End Fund	1952, Male
Stone Ridge 1952F Longevity Income Closed-End Fund	1952, Female
Stone Ridge 1953M Longevity Income Closed-End Fund	1953, Male
Stone Ridge 1953F Longevity Income Closed-End Fund	1953, Female
Stone Ridge 1954M Longevity Income Closed-End Fund	1954, Male
Stone Ridge 1954F Longevity Income Closed-End Fund	1954, Female
Stone Ridge 1955M Longevity Income Closed-End Fund	1955, Male
Stone Ridge 1955F Longevity Income Closed-End Fund	1955, Female
Stone Ridge 1956M Longevity Income Closed-End Fund	1956, Male
Stone Ridge 1956F Longevity Income Closed-End Fund	1956, Female
Stone Ridge 1957M Longevity Income Closed-End Fund	1957, Male
Stone Ridge 1957F Longevity Income Closed-End Fund	1957, Female
Stone Ridge 1958M Longevity Income Closed-End Fund	1958, Male
Stone Ridge 1958F Longevity Income Closed-End Fund	1958, Female
Stone Ridge 1959M Longevity Income Closed-End Fund	1959, Male
Stone Ridge 1959F Longevity Income Closed-End Fund	1959, Female
Stone Ridge 1960M Longevity Income Closed-End Fund	1960, Male
Stone Ridge 1960F Longevity Income Closed-End Fund	1960, Female
Stone Ridge 1961M Longevity Income Closed-End Fund	1961, Male
Stone Ridge 1961F Longevity Income Closed-End Fund	1961, Female
Stone Ridge 1962M Longevity Income Closed-End Fund	1962, Male
Stone Ridge 1962F Longevity Income Closed-End Fund	1962, Female
Stone Ridge 1963M Longevity Income Closed-End Fund	1963, Male
Stone Ridge 1963F Longevity Income Closed-End Fund	1963, Female

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Prospectus Stone Ridge [Birth Year][F/M] Longevity Income Trust Stone Ridge [Birth Year][F/M] Longevity Income Closed-End Fund

The Fund. Stone Ridge [Birth Year][F/M] Longevity Income Closed-End Fund (the “Fund”) is a series of a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is offered only to [female/male] individuals born in [year] (the “Investor Cohort”) in [80th birthday year].

The purpose of the Fund is to enable members of the Investor Cohort to receive, for life up to age 100, a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year.

Shareholders of the Fund will consist solely of members of the Investor Cohort. Except as otherwise permitted pursuant to a limited number of repurchase offers (the “Initial Repurchase Offers”) during the Fund’s one-year offering period between January 1 and December 31 of [80th birthday year] (the “Offering Period”), the Fund offers no liquidity other than monthly distributions. The Fund intends to liquidate in December of [100th birthday year] (the “Liquidation Date”) but may liquidate earlier if it has insufficient assets to make its monthly distributions.

The Fund generally offers no liquidity other than monthly distributions. The only liquidity investors in the Fund can expect after the Offering Period is from the planned distributions and potentially upon liquidation of the Fund. Shareholders of the Fund may not sell or otherwise transfer their shares other than pursuant to the Initial Repurchase Offers. Under the terms of the Fund’s Declaration of Trust, the shares are non-transferable. The Fund’s shares are not listed, and the Fund does not intend to list the shares for trading, on any national securities exchange. There is no secondary market for the shares and, because shares are non-transferable, no secondary market in the shares will develop.

After the Offering Period, shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. Unlike traditional mutual funds, upon death, investors will receive $0 per share rather than the net asset value (“NAV”) per share. Because investors will receive $0 per share upon death and the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund.

The Fund is not an annuity or other type of insurance contract. Consequently, distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Therefore, if Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) actuarial estimates are wrong or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you. The investment techniques used by the Adviser may fail to produce the desired results and cause the Fund to incur significant losses.

Investment Objective. The Fund’s investment objective is to provide reliable monthly distributions consisting of income and principal during the lifetime of the investor up to age 100.

There can be no assurance that the Fund will achieve its investment objective.

Investment Strategy. The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”).

Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of interest and principal).

Term to Age 100. Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by the Liquidation Date. If there are remaining assets, the Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on the Liquidation Date. If the Fund has insufficient assets to make its monthly distributions before the Liquidation Date, however, the Fund will liquidate early, and there will be no further distributions following the liquidation.

A-2

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Distributions. The Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of [100th birthday year]. The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month.

Cancellations for $0 Upon Death. All shares held by a shareholder who dies after the Offering Period will be cancelled by the Fund for $0 in the next quarterly cancellation following the shareholder’s death. A shareholder will lose all remaining investment in the Fund after death. In order to achieve a positive return on an investment in the Fund, the shareholder must live long enough to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund at the time of investment, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents.

The purpose of the cancellation for $0 is generally to enable the Fund to pursue its objective of paying fixed monthly distributions to its living shareholders through December of the year in which members of the Investor Cohort will turn 100. If deceased shareholders were able to transfer their shares or redeem their shares for the NAV per share, the Fund would not have sufficient assets to make its planned distributions to surviving shareholders through the Liquidation Date. A significant portion of the Fund’s shareholders are not expected to survive through the Liquidation Date.

Investors should consider investing in the Fund if they are generally healthy, desire fixed monthly distributions and are willing to accept the risks of the Fund described herein, including the risk that they die earlier than expected. People with serious or life-threatening health problems should not invest in the Fund.

Based on data from the Society of Actuaries, the current average life expectancy for a member of the Investor Cohort is [ ], and assuming such member is still alive at age 80, the member’s life expectancy will have increased to [ ]. The Adviser expects that the life expectancy of members of the Investor Cohort is higher than that of members of the broader population. A member of the Investor Cohort who purchased $10,000 of Stone Ridge [Liquidation Year] Longevity Income ETF (the “Corresponding ETF”) shares at the Corresponding ETF’s launch would have to live approximately [ ] years to recoup the value of their investment. The time required to recoup the value of an investment would vary for purchases of Corresponding ETF shares on subsequent dates because the NAV per share of the Corresponding ETF will fluctuate based on changes in the value of the Corresponding ETF’s portfolio. In all cases, the time required to recoup the value of an investment is expected to be a function solely of the NAV per share at the time of purchase and the distributions expected to be paid by the Fund. Given the principle of the time value of money (i.e., the concept that an amount of money is worth more now than that same amount will be in the future due to its earning potential), shareholders should consider how much longer than [ ] years they would need to live to feel adequately compensated by the Fund’s distributions in exchange for their upfront investment of $10,000 in the Corresponding ETF.

No Liquidity. After the Offering Period, shares of the Fund will have no liquidity other than monthly distributions prior to the Liquidation Date. Shares of the Fund will be non-transferable and the only liquidity investors in the Fund can expect is from the planned distributions and upon liquidation of the Fund. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.

Actuarial Estimates. [For Stone Ridge [Birth Year]F Longevity Income Closed-End Fund only: During the year in which the Investor Cohort is age 80, the Fund’s NAV per share is expected to approximate the NAV per share of the Corresponding ETF with the intent that female shareholders of the Corresponding ETF who are members of the Investor Cohort will be able to sell their shares of the Corresponding ETF and purchase a similar number of shares of the Fund.] [For Stone Ridge [Birth Year]M Longevity Income Closed-End Fund only: During the year in which the Investor Cohort is age 80, the Fund’s NAV per share is expected to be slightly lower than the NAV per share of the Corresponding ETF with the intent that male shareholders of the Corresponding ETF who are members of the Investor Cohort will be able to sell their shares of the Corresponding ETF and purchase a slightly larger number of shares of the Fund.] The initial NAV per share for the Fund will be equal to the Adviser’s estimate of the actuarially fair price for one share of the

A-3

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Fund based on prospective investors’ age and gender. To calculate this price, the Adviser will use the actuarial estimates of mortality rates for the Investor Cohort provided to the Adviser by [ ]. These actuarial estimates will be used to estimate the cash flows of the Fund such that the Fund can invest accordingly in U.S. Government Bonds with maturities and other payments intended to enable the Fund to make its planned distributions.

The Adviser will include in these cash flows a small target final distribution to surviving shareholders of the Fund on the Liquidation Date. If the Adviser did not include any final distribution in the estimated cash flows, then any decrease in shareholder mortality would cause the Fund to run out of assets early. Conversely, by including a final distribution, small decreases in shareholder mortality will instead cause the size of the final distribution to decrease. The Adviser will set a small target final distribution such that, based on statistical analysis and using the actuarial information provided by [ ], the Fund will not run out of assets prior to its Liquidation Date with at least 95% likelihood. Once the Adviser has estimated all the cash flows during the life of the Fund, the Adviser will set the initial NAV to be the price per share that will allow the Fund, based on prevailing interest rates at the time, to invest in assets in accordance with its investment strategies that would be expected to produce the cash flows the Fund needs to meet its obligations with respect to one share.

The Fund may run out of assets earlier than anticipated, particularly if actual mortality rates are lower than expected among the Fund’s shareholders. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

Investment Adviser. The Fund’s investment adviser is Stone Ridge Asset Management LLC. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income Closed-End Fund (as shown on Appendix A) and will act as investment adviser to any potential future funds with substantially similar investment strategies and structured in a substantially similar manner. As of [date], Stone Ridge’s assets under management were approximately $[ ].

Actuarial Services. Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Longevity Income Closed-End Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its cash flow needs, so that it has sufficient assets to fund those cash flows and so that it can invest those assets in U.S. Government Bonds and other assets with maturities and other payments intended to meet the Fund’s cash flow needs. Estimating the amount, timing and interest rate exposure of the Fund’s cash flows require estimating the statistical likelihood of a shareholder remaining alive at each point in time because the Fund intends to only make distributions to living shareholders and will cancel the shares of shareholders who die after the Offering Period for $0 on a quarterly basis following their death. Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why the Fund is offered solely to investors of a particular age and gender. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Investment in the Fund involves risk. Investors should carefully consider the Fund’s risks, investment objective and share cancellation policies, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to their investment objective and individual situation, including their health, and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where an investor has very serious or life-threatening health problems. Before investing in the Fund, an investor should read the information mentioned below together with the discussion of the risks of investing in the Fund in “Investment Objective, Policies and Risks—Risk Considerations” below.

•

The Fund’s shares are not listed, and the Fund does not intend to list the shares for trading, on any national securities exchange. There is no secondary market for the shares and, because shares are non-transferable, no secondary market in the shares will develop.

•	Shareholders who die after the Offering Period will not be entitled to transfer their shares or to receive the NAV of their shares.

•

Shareholders who die after the Offering Period will have their shares cancelled for $0 following their death after the Offering Period and will therefore lose all of their remaining investment in the Fund. In order to achieve a positive return on an investment in the Fund, a shareholder must live long enough to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund at the time of investment, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime.

•	People with serious or life-threatening health problems should not invest in the Fund.

A-4

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

•

The Fund is not an insurance company. The Fund’s shares are not insurance contracts or annuity contracts. Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders will not have the protections of the state insurance laws, including the protection afforded by state guaranty funds.

•

The Fund may fail to make distributions through the Liquidation Date. Under certain circumstances described in this prospectus, including if the actual mortality rates experienced by shareholders are materially lower than the actuarial estimates, the Fund may run out of assets prior to the Liquidation Date. The Fund is subject to the risk that the value of the securities in which it invests will decline due to general market or economic conditions. If, on any scheduled distribution date, the Fund has insufficient assets to make the planned distribution, the Fund will liquidate and distribute proceeds to its shareholders at the time of the liquidation, and there will be no further distributions.

•

Shares are not permitted to be transferred to any person or entity other than to the same individual who purchased shares of the Fund (e.g., a shareholder may transfer shares between different accounts of which the shareholder is the beneficiary or grantor). While shares may be held in a joint account, shares are deemed to be held individually by a natural person of the birth year and gender corresponding to the shares of the Fund. For purposes of this prospectus and the operations of the Fund, including determining whether shares are subject to cancellation for $0, the holder of any share of the Fund will be the natural person of the birth and gender corresponding to the share of the Fund when the share was originally purchased. Shareholders should consider shares of the Fund to be an illiquid investment.

•

A significant portion of each distribution is expected and intended to constitute either a return of capital or capital gains, which will reduce the amount of capital available for investment and may reduce a shareholder’s tax basis in his or her shares. See “Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Aspects of the Fund described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Neither the Securities and Exchange Commission (the “Commission”) nor any state securities commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

There is no minimum investment requirement for an investment in the shares.

The date of this prospectus is [date].

This prospectus sets forth concisely information investors should know before investing in the Fund. Investors should read this prospectus carefully before deciding to invest in the Fund, and shareholders should retain it for future reference. A Statement of Additional Information dated [date], as it may be amended, containing additional information about the Fund, has been filed with the Commission. This prospectus incorporates by reference the entire Statement of Additional Information. The Statement of Additional Information, as well as material incorporated by reference into the Fund’s Registration Statement, annual and semi-annual reports to shareholders and other information regarding the Fund, may be obtained without charge by writing to the Fund, by calling (855) 609-3680, by visiting www.stoneridgefunds.com or from the EDGAR database on the Commission’s internet site (www.sec.gov). The Fund’s address is One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

An investor should not construe the contents of this prospectus as legal, tax or financial advice. Investors should consult their own professional advisers as to legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

Shareholders may elect to receive reports in paper free of charge by contacting their financial intermediary or, for shareholders that invest directly through the transfer agent, by contacting the transfer agent at (855) 609-3680. An election by a shareholder to receive reports in paper will apply to all funds held in their account if they invest through a financial intermediary or all funds within the fund complex if they invest directly through the transfer agent.

A-5

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

A-6

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

PROSPECTUS SUMMARY

This is only a summary. This summary may not contain all of the information that investors should consider before investing in the Fund. Investors should review the more detailed information contained in this prospectus and in the Statement of Additional Information. In particular, investors should carefully read the risks of investing in the Fund’s shares, as discussed under “Investment Objective, Policies and Risks — Risk Considerations.”

The Fund

Stone Ridge [Birth Year][F/M] Longevity Income Closed-End Fund (the “Fund”) is a series of a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is offered only to [female/male] individuals born in [year] (the “Investor Cohort”). In [80th birthday year], the Fund will be offered to the Investor Cohort. The purpose of the Fund is to enable members of the Investor Cohort to receive, for life up to age 100, a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year. Shareholders of the Fund will consist solely of members of the Investor Cohort. Except as otherwise permitted pursuant to a limited number of repurchase offers (the “Initial Repurchase Offers”) during the Fund’s one-year offering period between January 1 and December 31 of [80th birthday year] (the “Offering Period”), the Fund offers no liquidity other than monthly distributions. The Fund intends to liquidate in December of [100th birthday year] (the “Liquidation Date”) but may liquidate earlier if it has insufficient assets to make its monthly distributions.

Investment Objective

The Fund’s investment objective is to provide reliable monthly distributions consisting of income and principal during the lifetime of the investor up to age 100.

There can be no assurance that the Fund will achieve its investment objective.

Investment Strategy

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of interest and principal).

Term to Age 100

Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by the Liquidation Date. If there are remaining assets, the Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on the Liquidation Date. If the Fund has insufficient assets to make its monthly distributions before the Liquidation Date, however, the Fund will liquidate early, and there will be no further distributions following the liquidation.

Although the Fund expects, using the Adviser’s calculations based on the actuarial information provided by [ ] to the Adviser, that it will be able to make all of the planned monthly distributions, including the planned monthly distribution on the Liquidation Date, it is possible that the Fund may run out of assets prior to the Liquidation Date. See “Term Risk; No Insurance Protections Risk” below.

Distributions

The Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of [100th birthday year]. The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month.

Because the Fund expects its monthly distributions to exceed the Fund’s net investment income and net realized capital gains, the Fund expects a portion of each distribution to be a return of capital (or capital gains, to the extent such portion of the distribution exceeds a shareholder’s tax basis in the shares).

A-7

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

The purchase price for the Fund is intended to be a price that will give the Fund sufficient assets to fund its anticipated cash flows. Because the Fund’s anticipated cash flows will depend in part on the mortality rates experienced by shareholders in the Fund, the Adviser’s use of actuarial estimates of mortality rates provided by [ ] may impact the longevity of the Fund. These actuarial estimates will be based on the assumption that investors who view the Fund as an attractive investment will be healthier and expected to live longer than the general population.

If the actual mortality rates experienced by shareholders in the Fund during the life of the Fund are materially lower than the actuarial estimates, the Fund may run out of assets prior to the Liquidation Date, and therefore be unable to make any further distributions. If, on any scheduled distribution date, the Fund has insufficient assets to make the planned distribution, the Fund will liquidate and distribute all proceeds from that liquidation, if any, to its shareholders at the time of the liquidation, and there will be no further distributions. See “Term Risk; No Insurance Protections Risk” below.

Cancellations for $0 Upon Death

All shares held by a shareholder who dies after the Offering Period will be cancelled by the Fund for $0 in the next quarterly cancellation following the shareholder’s death. A shareholder will lose all remaining investment in the Fund after death. In order to achieve a positive return on an investment in the Fund, the shareholder must live long enough to receive a total amount of distributions from the Fund equal to the net asset value (“NAV”) per share of the Fund at the time of investment, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents.

The purpose of the cancellation for $0 is generally to enable the Fund to pursue its objective of paying fixed monthly distributions to its living shareholders through December of the year in which members of the Investor Cohort will turn 100. If deceased shareholders were able to transfer their shares or redeem their shares for the NAV per share, the Fund would not have sufficient assets to make its planned distributions to surviving shareholders through the Liquidation Date. A significant portion of the Fund’s shareholders are not expected to survive through the Liquidation Date.

Investors should consider investing in the Fund if they are generally healthy, desire fixed monthly distributions and are willing to accept the risks of the Fund described herein, including the risk that they die earlier than expected. People with serious or life-threatening health problems should not invest in the Fund.

Based on data from the Society of Actuaries, the current average life expectancy for a member of the Investor Cohort is [ ], and assuming such member is still alive at age 80, the member’s life expectancy will have increased to [ ]. The Adviser expects that the life expectancy of members of the Investor Cohort is higher than that of members of the broader population. A member of the Investor Cohort who purchased $10,000 of Stone Ridge [Liquidation Year] Longevity Income ETF (the “Corresponding ETF”) shares at the Corresponding ETF’s launch would have to live approximately [ ] years to recoup the value of their investment. The time required to recoup the value of an investment would vary for purchases of Corresponding ETF shares on subsequent dates because the NAV per share of the Corresponding ETF will fluctuate based on changes in the value of the Corresponding ETF’s portfolio. In all cases, the time required to recoup the value of an investment is expected to be a function solely of the NAV per share at the time of purchase and the distributions expected to be paid by the Fund. Given the principle of the time value of money (i.e., the concept that an amount of money is worth more now than that same amount will be in the future due to its earning potential), shareholders should consider how much longer than [ ] years they would need to live to feel adequately compensated by the Fund’s distributions in exchange for their upfront investment of $10,000 in the Corresponding ETF.

No Liquidity

After the Offering Period, shares of the Fund will have no liquidity other than monthly distributions prior to the Liquidation Date. Shares of the Fund will be non-transferable and the only liquidity investors in the Fund can expect is from the planned distributions and upon liquidation of the Fund. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. An investment in the Fund is suitable only for long-term investors

A-8

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.

Actuarial Estimates

[For Stone Ridge [Birth Year]F Longevity Income Closed-End Fund only: During the year in which the Investor Cohort is age 80, the Fund’s NAV per share is expected to approximate the NAV per share of the Corresponding ETF with the intent that female shareholders of the Corresponding ETF who are members of the Investor Cohort will be able to sell their shares of the Corresponding ETF and purchase a similar number of shares of the Fund.] [For Stone Ridge [Birth Year]M Longevity Income Closed-End Fund only: During the year in which the Investor Cohort is age 80, the Fund’s NAV per share is expected to be slightly lower than the NAV per share of the Corresponding ETF with the intent that male shareholders of the Corresponding ETF who are members of the Investor Cohort will be able to sell their shares of the Corresponding ETF and purchase a slightly larger number of shares of the Fund.] The initial NAV per share for the Fund will be equal to the Adviser’s estimate of the actuarially fair price for one share of the Fund based on prospective investors’ age and gender. To calculate this price, the Adviser will use the actuarial estimates of mortality rates for the Investor Cohort provided to the Adviser by [ ]. These actuarial estimates will be used to estimate the cash flows of the Fund such that the Fund can invest accordingly in U.S. Government Bonds with maturities and other payments intended to enable the Fund to make its planned distributions.

The Adviser will include in these cash flows a small target final distribution to surviving shareholders of the Fund on the Liquidation Date. If the Adviser did not include any final distribution in the estimated cash flows, then any decrease in shareholder mortality would cause the Fund to run out of assets early. Conversely, by including a final distribution, small decreases in shareholder mortality will instead cause the size of the final distribution to decrease. The Adviser will set a small target final distribution such that, based on statistical analysis and using the actuarial information provided by [ ], the Fund will not run out of assets prior to its Liquidation Date with at least 95% likelihood. Once the Adviser has estimated all the cash flows during the life of the Fund, the Adviser will set the initial NAV to be the price per share that will allow the Fund, based on prevailing interest rates at the time, to invest in assets in accordance with its investment strategies that would be expected to produce the cash flows the Fund needs to meet its obligations with respect to one share.

The Fund may run out of assets earlier than anticipated, particularly if actual mortality rates are lower than expected among the Fund’s shareholders. The Fund is not an annuity or any other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income Closed-End Fund. Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Fund” below. The Portfolio Managers serve in a similar capacity for each Stone Ridge Longevity Income Closed-End Fund.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Fund.

To achieve its investment objective, the Fund must estimate the amount and timing of its cash flow needs, so that it has sufficient assets to fund those cash flows and so that it can invest those assets in U.S. Government Bonds and other assets with maturities and other payments intended to meet the Fund’s cash flow needs. Estimating the amount, timing and interest rate exposure of the Fund’s cash flows require estimating the statistical likelihood of a shareholder remaining alive at each point in time because the Fund intends to only make distributions to living shareholders and will cancel the shares of shareholders who die after the Offering Period for $0 on a quarterly basis following their death.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why the Fund is offered solely to investors of a particular age and gender. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

[ ] has also agreed to make the operational procedures it uses in its business and its services available to the Adviser for the purpose of monitoring for shareholders that are ineligible to purchase shares of the Fund. A shareholder would be ineligible to purchase shares of the Fund if the shareholder cannot be verified to be part of the Investor Cohort. Using [ ]’s actuarial services, the Adviser will identify

A-9

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

any prospective purchasers of Fund shares who are not members of the Investor Cohort. After a shareholder’s Investment Date, the Adviser will use [ ]’s actuarial services to identify shareholders who have died. The Fund will cancel shares held by shareholders who have died after the Offering Period for $0, and shareholders’ estates will not receive any value for the cancelled shares.

In exchange for [ ]’s services, the Adviser has agreed to pay [ ] a portion of the Adviser’s profits earned from managing the Fund.

The Fund is not an insurance company. The Fund’s shares are not insurance contracts or annuity contracts. Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders will not have the protections of the state insurance laws, including the protection afforded by state guaranty funds.

Shareholders who die after the Offering Period will not be entitled to transfer their shares or to receive the NAV of their shares.

People with serious or life-threatening health problems should not invest in the Fund.

Shareholders who die after the Offering Period will have their shares cancelled for $0 following their death.

The Fund may fail to make distributions through the Liquidation Date. Under certain circumstances described in this prospectus, including if the actual mortality rates experienced by shareholders are materially lower than the actuarial estimates, the Fund may run out of assets prior to the Liquidation Date. The Fund is subject to the risk that the value of the securities in which it invests will decline due to general market or economic conditions. If, on any scheduled distribution date, the Fund has insufficient assets to make the planned distribution, the Fund will liquidate and distribute proceeds to its shareholders at the time of the liquidation, and there will be no further distributions.

Shares are not permitted to be transferred to any person or entity other than to the same individual who purchased shares of the Fund (e.g., a shareholder may transfer shares between different accounts of which the shareholder is the beneficiary or grantor). While shares may be held in a joint account, shares are deemed to be held individually by a natural person of the birth year and gender corresponding to the shares of the Fund. For purposes of this prospectus and the operations of the Fund, including determining whether shares are subject to cancellation for $0, the holder of any share of the Fund will be the natural person of the birth and gender corresponding to the share of the Fund when the share was originally purchased. Shareholders should consider shares of the Fund to be an illiquid investment.

The Offering Period

Shares of the Fund will not be offered other than to the Investor Cohort during the Offering Period. Shares of the Fund will be offered continuously during the Offering Period at their NAV per share. Like the Fund, each other Stone Ridge Longevity Income Closed-End Fund listed in Appendix A will offer its shares only to investors of that Stone Ridge Longevity Income Closed-End Fund’s applicable Investor Cohort of a particular gender in or around the year in which members of the applicable Investor Cohort will turn 80. Other than differences in investor eligibility and offering prices, each other Stone Ridge Longevity Income Closed-End Fund will be offered on substantially identical terms as the Fund.

[Limited Liquidity After the Offering Period. To provide liquidity to shareholders exclusively during the Offering Period, the Fund expects to offer, on a quarterly basis, to repurchase up to 100% of the Fund’s shares at NAV (the “Initial Repurchase Offers”). The Fund anticipates the Initial Repurchase Offers will commence on the date that is 20 business days prior to the end of each [March, June, September and December] and will end on the last business day of that month, with payment being made on the third (3rd) business day of the following month. Shareholders may submit repurchase requests for their shares at any time during this 20 business day period, but the NAV per share will not be determined until the last business day of the period. The Fund expects to conduct an additional, final Initial Repurchase Offer pursuant to the same terms in January of the year in which the Investor Cohort turns age 81. After the final Initial Repurchase Offer, no liquidity will be available to shareholders.

The NAV per share may decline between when a shareholder submits their repurchase request and the date the NAV is determined. Shareholders who submit repurchase requests will be entitled to receive any distribution paid on the shares on the date of repurchase.]

Redemption at NAV Upon Death During the Offering Period. All shares held by a shareholder who has died during the Offering Period will be redeemed by the Fund for the NAV per share in connection with the next quarterly cancellation following the Offering Period, or, if the Adviser does not learn of such shareholder’s death until after the Offering Period, in connection with the next quarterly cancellation following the date as of which the Adviser learns of such shareholder’s death. Shareholders who die after the Offering Period will have their shares cancelled for $0 as described in “Cancellations for $0 Upon Death.”

A-10

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Unlisted Closed-End Fund Structure; No Liquidity

The Fund’s shares are not listed, and the Fund does not intend to list the shares for trading, on any national securities exchange. Under the terms of the Fund’s Declaration of Trust, the shares are non-transferable. There is no secondary market for the shares and, because shares are non-transferable, no secondary market in the shares will develop. The only liquidity investors in the Fund can expect is from the planned distributions and upon liquidation of the Fund. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund.

Distributor, Transfer Agent and Custodian

[ ], [ ] is the Fund’s distributor (the “Distributor”). The Adviser compensates the Distributor for its services. [ ], [ ], is the Fund’s transfer agent (the “Transfer Agent”), administrator (the “Administrator”) and accounting agent. [ ], [ ], is the Fund’s custodian (the “Custodian”). The Adviser compensates the Transfer Agent and the Custodian for their services out of the Unified Management Fee. See “Intermediary and Servicing Arrangements” below. The Distributor, Transfer Agent, Administrator, accounting agent and Custodian act in similar capacities with respect to each other Stone Ridge Longevity Income Closed-End Fund.

Special Risk Considerations

An investment in the Fund involves special risk considerations. Investors should consider carefully the risks described below, along with the additional risks described under “Investment Objective, Policies and Risks — Risk Considerations” below.

Investors should carefully consider the Fund’s risks, investment objective and share cancellation policies, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including their health and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where an investor has very serious or life-threatening health problems.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “Risk Considerations” below.

Individual Mortality Risk. Shareholders who die after the Offering Period and before the year in which members of the Investor Cohort will turn 100 will have their shares cancelled for $0 in the next quarterly cancellation following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

Individual Shareholder Health Risk. In order to achieve a positive return on their investment in the Fund following the Investment Date, a shareholder must live enough years following the Investment Date to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund on the Investment Date, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. Shareholders should not invest in the Fund if they have very serious or life-threatening health problems.

Term Risk; No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no

A-11

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

insurance company or other third party to which investors can look to for the planned distributions. Rather, the Fund would liquidate early, and investors would not receive any distributions following the point in time at which the Fund ran out of assets.

Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate at the end of [100th birthday year], and there will be no further distributions from the Fund beyond that year.

Actuarial Risk. The Adviser will use, among other things, actuarial estimates of mortality rates provided by [ ] to manage the Fund in a manner designed to give the Fund sufficient assets to fund its anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the Fund as an attractive investment will be healthier and expected to live longer than the general population. If the Adviser’s actuarial estimates are wrong, however, the Fund may run out of assets and liquidate earlier than intended as a result.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. If shareholders were to respond to this increase in rates by tendering their shares in the Initial Repurchase Offers to redeploy their capital into such other investment options, the amount they would receive upon repurchase would be less than if interest rates were lower, because the Fund’s NAV would decline if interest rates increase. Because the Fund offers no repurchase mechanic other than cancellations for $0 after the final Initial Repurchase Offer, shareholders will generally not be able to tender their shares to redeploy their capital into such other investment options.

No Liquidity. After the Offering Period, shares of the Fund will have no liquidity other than monthly distributions prior to the Liquidation Date. Shares of the Fund will be non-transferable and the only liquidity shareholders in the Fund can expect is from the planned distributions and upon distribution of the Fund’s assets on the Liquidation Date. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. Unlike a traditional investment company, there will be no voluntary repurchases of the shares and mandatory cancellations of the shares will occur at zero value, not based on the NAV per share. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Inadvertent Distribution Risk. As described below under “Distributions and Cancellations — Distributions,” prior to making any distribution, the Adviser will attempt to verify which shareholders in the Fund have died, and whose shares have therefore become subject to cancellation, by using certain publicly available records and databases used by [ ] in connection with its business. The Adviser believes these sources of information to be generally reliable, but it is likely that, from time to time, a distribution will be made to a deceased shareholder prior to that shareholder’s shares in the Fund being cancelled because the shareholder’s death has not become known to the Adviser. Any inadvertent distribution to a deceased investor will reduce the Fund’s assets and increase the possibility that Fund will run out of assets before the Fund makes all of its planned distributions.

Limited Operating History Risk. The Fund is a series of a closed-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance.

One-Year Offering Period Risk. The Fund will only offer shares during a one-year period in the calendar year in which its Investor Cohort reaches age 80. The Fund expects to require at least 100 individual shareholders to be able to operate as designed for its full term up to age 100. If the Fund does not have a sufficiently diversified investor base at the end of the Offering Period, the Adviser may recommend that the Fund be liquidated to return assets to its investors. Investors would be able to invest those assets into the Corresponding ETF to continue to receive distributions up to age 100, but the level of distributions received from the Corresponding ETF would be lower than those expected from the Fund.

FUND EXPENSES

The purpose of the following table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Annual Fund Operating Expenses
(as a percentage of net assets attributable to the shares)(1)

Management Fees(2)	[1.00]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(3)	0.00%

Total Annual Fund Operating Expenses	[ ]%
(Fee Waiver and/or Expense Reimbursement)(4)	[ ]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%

(1)

Amount assumes that the Fund issues $120,000,000 worth of shares and that the Fund’s net offering proceeds equal $120,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund issues. For example, if the offering proceeds were significantly less than this amount, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will have $120,000,000 worth of shares following the offering.

(2)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [1.00]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management of the Fund — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(3)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management of the Fund — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

(4)

Through [one year after the date of this prospectus], the Adviser has contractually agreed to waive the Unified Management Fee and/or pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, of the Fund to [ ]% of the average daily net assets of the Fund. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) and the consent of the Adviser.

Example. The following Example is intended to help you understand the various costs and expenses that you, as a holder of shares, would bear directly or indirectly. The Example assumes that you invest $1,000 in shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. The Example should not be considered a representation of the Fund’s future expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ [ ]	$ [ ]	$ [ ]	$ [ ]

FINANCIAL HIGHLIGHTS

The Fund has not yet commenced investment operations, and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

THE FUND

The Fund is a series of Stone Ridge [Birth Year][F/M] Longevity Income Trust (the “Trust”), a closed-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on [date], pursuant to a Certificate of Trust. The Fund has no operating history. The Fund’s principal office is located at One Vanderbilt Ave, 65th Floor, New York City, NY 10017.

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

USE OF PROCEEDS

The Fund will invest the proceeds of the offering of shares in accordance with its investment objective and policies as stated below. It is currently anticipated that the Fund will be able to invest all or substantially all of the net proceeds according to its investment objective and policies within a week of its receipt of the proceeds.

INVESTMENT OBJECTIVE, POLICIES AND RISKS

Set forth below is additional information about the Fund’s investment strategies and risks.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide reliable monthly distributions consisting of income and principal during the lifetime of the investor up to age 100.

There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT POLICIES

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) and money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of interest and principal).

Changes to the Fund’s Investment Policies. The Fund’s investment policies may be changed without shareholder approval unless a policy is identified in this prospectus or in the Statement of Additional Information as “fundamental.” The Fund’s investment objective is designated as fundamental and, as such, cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

RISK CONSIDERATIONS

Investors should carefully consider the Fund’s risks, investment objective and share cancellation policies, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including their health and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where an investor has very serious or life-threatening health problems.

The Fund is subject to the principal risks described above under “Special Risk Considerations” and the additional risks described below. As with any investment company, there is no guarantee that the Fund will achieve its investment objective. An investor could lose part of their investment in the Fund, and the Fund could underperform other investments.

Individual Mortality Risk. Shareholders who die after the Offering Period and before the year in which members of the Investor Cohort will turn 100 will have their shares cancelled for $0 in the next quarterly cancellation following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Individual Shareholder Health Risk. In order to achieve a positive return on their investment in the Fund following the date on which a shareholder invests in the Fund (the “Investment Date”), a shareholder must live enough years following the Investment Date to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund on the Investment Date, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. Shareholders should not invest in the Fund if they have very serious or life-threatening health problems.

Term Risk; No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. Rather, the Fund would liquidate early, and investors would not receive any distributions following the point in time at which the Fund ran out of assets.

Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate at the end of [100th birthday year], and there will be no further distributions from the Fund beyond that year.

Actuarial Risk. The Adviser will use, among other things, actuarial estimates of mortality rates provided by [ ] to manage the Fund in a manner designed to give the Fund sufficient assets to fund its anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the Fund as an attractive investment will be healthier and expected to live longer than the general population. If the Adviser’s actuarial estimates are wrong, however, the Fund may run out of assets and liquidate earlier than intended as a result.

Additionally, the actuarial estimates used by the Adviser in managing the Fund reflect [ ]’s estimates of the mortality risk faced by individuals sharing the broad demographic characteristics of the investors in the Fund (for example, age and gender). These estimates are inherently subject to the risk that changes in factors impacting the mortality rates of this population could render the estimates materially inaccurate. For instance, if a breakthrough in medical science, and the affordable and sufficiently timely distribution to a large enough number of shareholders of that breakthrough, dramatically increases the life expectancy of investors in the Fund, the Fund may run out of assets prior to the Liquidation Date.

As an example of the potential for a medical breakthrough to impact the Fund, the Centers for Disease Control and Prevention has estimated that the instantaneous, complete and total elimination of all forms of cancer would increase life expectancy by [ ] years for newborns and by [ ] years for a [ ]-year-old. If (a) this breakthrough occurred [ ] years after the launch of the Fund, (b) the distribution of the breakthrough medication somehow occurred instantly and for free at that exact time to all Americans, (c) all Americans immediately took the medication and never needed another dose, and (d) its subsequent impact on shareholder mortality rates was spread evenly over the remaining [ ] years of the Fund’s term, and if there were no other material changes to shareholder mortality rates and interest rates, the Adviser (based on information provided to it by [ ]) has estimated that such a medical breakthrough would cause the Fund to liquidate in [ ] years instead of [ ] years following the launch of the Fund. Of course, if any of the assumptions in clauses (a) through (d) above were not met, the impact of such a medical breakthrough on the Fund’s expected liquidation date would be diminished.

Due to the novel nature of the Fund, it is possible that the actuarial estimates of mortality rates provided by [ ] to the Adviser will not accurately predict the mortality rates of the shareholders in the Fund. To form accurate actuarial estimates for investors in a particular product, actuaries need to make assumptions about the types of individuals who will find a product attractive. For example, purchasers of life insurance may be viewed, as a group, as facing a higher mortality risk than the general public, because they are choosing to purchase a product that pays them if they die. Conversely, annuity purchasers may be viewed, as a group, as facing a lower mortality risk than the general public, because they are choosing to purchase a product that pays them if they continue to live. [ ] will provide the Adviser actuarial estimates of mortality rates based on data for income annuities that the Adviser views as reasonably comparable to the Fund, based on the assumption that investors who view the Fund as an attractive investment will be similar in terms of health to investors who view such income annuities as attractive investments. However, because the Fund represents a novel investment product, the health of investors in the Fund may not be similar to purchasers of such annuities. If the health of investors in the Fund is even better than assumed and therefore investors in the Fund live materially longer than expected, the Fund may run out of assets prior to the Liquidation Date.

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

be available at that time. If shareholders were to respond to this increase in rates by tendering their shares in the Initial Repurchase Offers to redeploy their capital into such other investment options, the amount they would receive upon repurchase would be less than if interest rates were lower, because the Fund’s NAV would decline if interest rates increase. Because the Fund offers no repurchase mechanic other than cancellations for $0 after the final Initial Repurchase Offer, shareholders will generally not be able to tender their shares to redeploy their capital into such other investment options. The Fund expects to invest in zero-coupon securities. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

No Liquidity. After the Offering Period, shares of the Fund will have no liquidity other than monthly distributions prior to the Liquidation Date. Shares of the Fund will be non-transferable and the only liquidity shareholders in the Fund can expect is from the planned distributions and upon distribution of the Fund’s assets on the Liquidation Date. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. Unlike a traditional investment company, there will be no voluntary repurchases of the shares and mandatory cancellations of the shares will occur at zero value, not based on the NAV per share. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by December of the year in which members of the Investor Cohort will turn 100. Although the Fund will seek to achieve reliable monthly distributions during the life of the Fund, following the time the Investor Cohort reaches age 100, there will be no further distributions made by the Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Management and Operational Risk; Cyber-Security Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.

Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or [ ], in providing certain actuarial information to the Adviser (as detailed above)) as part of the investment process could affect the Fund’s performance. Neither the Adviser nor [ ], in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Fund that these quantitative analyses, actuarial assumptions or models will accurately reflect the Fund’s performance. See “Inadvertent Distribution Risk” above.

The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, and the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

The Fund’s, the Adviser’s, and the Fund’s other service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud- based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Fund, the Adviser, or the Custodian, Transfer Agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Fund, each of whom could be negatively impacted as a result.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Inadvertent Distribution Risk. As described below under “Distributions and Cancellations — Distributions,” prior to making any distribution, the Adviser will attempt to verify which shareholders in the Fund have died, and whose shares have therefore become subject to cancellation, by using certain publicly available records and databases used by [ ] in connection with its business. The Adviser believes these sources of information to be generally reliable, but it is likely that, from time to time, a distribution will be made to a deceased shareholder prior to that shareholder’s shares in the Fund being cancelled because the shareholder’s death has not become known to the Adviser. Any inadvertent distribution to a deceased investor will reduce the Fund’s assets and increase the possibility that Fund will run out of assets before the Fund makes all of its planned distributions.

Money Market Fund Risk. The Fund intends to invest in money market funds that invest in U.S. Government Bonds. An investment in money market funds is subject to the risk that such money market funds’ income will decline because of falling interest rates. Because money market funds’ income is based on short-term interest rates, which can fluctuate significantly over short periods, income risk is expected to be high for such funds. A low or negative interest rate environment will adversely affect money market funds’ return. Low or negative interest rates, depending on their duration and severity, could prevent money market funds from, among other things, providing a positive yield and/or maintaining a stable share price of $1, which would adversely affect the Fund’s investments in money market funds. Money market funds that invest in U.S. Government Bonds are also subject to the risks described above in “U.S. Government Bonds Risk.”

Limited Operating History Risk. The Fund is a series of a closed-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance.

One-Year Offering Period Risk. The Fund will only offer shares during a one-year period in the calendar year in which its Investor Cohort reaches age 80. The Fund expects to require at least 100 individual shareholders to be able to operate as designed for its full term up to age 100. If the Fund does not have a sufficiently diversified investor base at the end of the Offering Period, the Adviser may recommend that the Fund be liquidated to return assets to its investors. Investors would be able to invest those assets into the Corresponding ETF to continue to receive distributions up to age 100, but the level of distributions received from the Corresponding ETF would be lower than those expected from the Fund.

Anti-Takeover Provisions. The Declaration of Trust, together with any amendments thereto, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status.

Tax Risk. The Fund intends to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year. If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

MANAGEMENT OF THE FUND

Board of Trustees

The Board of Trustees of the Trust (the “Board”) oversees the conduct of the Fund’s affairs and the Adviser’s management of the Fund. The composition of the boards of trustees responsible for overseeing each other Stone Ridge Longevity Income Closed-End Fund are currently the same as the composition of the Board.

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

The Adviser

Stone Ridge acts as the Fund’s investment manager under an Investment Management Agreement (the “Management Agreement”). Stone Ridge also acts as the investment adviser to each other Stone Ridge Longevity Income Closed-End Fund. Stone Ridge’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [date], Stone Ridge’s assets under management were approximately $[ ]. Stone Ridge is a Delaware limited liability company and is controlled by Stone Ridge Holdings Group LP, a holding company for the Adviser and its affiliates.

Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Fund, furnish continuously an investment program with respect to the Fund, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Fund to make investments. Stone Ridge compensates all Trustees and officers of the Fund who are members of Stone Ridge’s organization and who render investment services to the Fund. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (“Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of [1.00]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Fund but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time. Stone Ridge’s engagements with the other Stone Ridge Longevity Income Closed-End Funds are on substantially identical terms to its engagement with the Fund.

A discussion regarding the considerations of the Board for approving the Management Agreement will be included in the Fund’s first annual or semi-annual report to shareholders, as applicable, following the Fund’s commencement of operations.

Pursuant to the Management Agreement, Stone Ridge agrees to manage the investment and reinvestment of the Fund’s assets, determine what investments will be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund will be held uninvested and continuously review, supervise and administer the investment program of the Fund. In addition, under the terms of the Management Agreement, subject to the general supervision of the Board, Stone Ridge provides or causes to be furnished all supervisory, administrative, custodial and other services reasonably necessary for the operation of the Fund under the Unified Management Fee, including Stone Ridge’s own operating and overhead expenses attributable to its duties under the Management Agreement (such as salaries, bonuses, rent, office and administrative expenses, depreciation and amortization and auditing expenses).

In addition to bearing the Unified Management Fee, the Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for the Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao are the Portfolio Managers of the Fund. Each of the Portfolio Managers has been a Portfolio Manager of the Fund since inception. Each of the Portfolio Managers is also a portfolio manager of other investment companies advised by the Adviser, including mutual funds, and in particular each other Stone Ridge Longevity Income Closed-End Fund.

Nate Conrad. Nate Conrad, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Song, Mr. Stevens and Ms. Zhao. Prior to joining Stone Ridge in 2016, Mr. Conrad worked at Goldman Sachs as a vice president in the Interest Rates Trading business. Mr. Conrad is the Head of LifeX at Stone Ridge, having formerly served as the Head

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

of Markets at Stone Ridge. Mr. Conrad received his BSE in Computer Information Science from the University of Pennsylvania’s Engineering School.

Li Song. Li Song, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Conrad, Mr. Stevens, and Ms. Zhao. Prior to joining Stone Ridge in 2018, Mr. Song worked at Goldman Sachs as a senior strategist in Emerging Markets foreign exchange, interest rate, options, and credit products. Mr. Song received his PhD, M.Phil., and MA in Statistics from Columbia University and his BS in Mathematics at the University of Science and Technology of China.

Ross Stevens. Ross Stevens, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Conrad, Mr. Song, and Ms. Zhao. Mr. Stevens founded Stone Ridge in 2012. Mr. Stevens received his PhD in Finance and Statistics from the University of Chicago (Booth) and his BSE in Finance from the University of Pennsylvania (Wharton).

Yan Zhao. Yan Zhao, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Conrad, Mr. Song, and Mr. Stevens. Ms. Zhao is a co-founder of Stone Ridge. Ms. Zhao has held a variety of leadership roles at Stone Ridge, including Head of Reinsurance. Ms. Zhao holds an MBA from Harvard Business School and a BA in Economics from Harvard University.

Additional Information Regarding the Adviser and Portfolio Managers

The Statement of Additional Information provides additional information about the Adviser, including information about potential conflicts of interest that the Adviser may face in managing the Fund, and about each Portfolio Manager’s compensation and other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Fund. The Statement of Additional Information is part of this prospectus and is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com. The information (other than this prospectus, including the Statement of Additional Information) contained on, or that can be accessed through, www.stoneridgefunds.com is not part of this prospectus or the Statement of Additional Information.

Control Persons

A control person is a person who beneficially owns more than 25% of the voting securities of a company. Stone Ridge or its affiliate is currently the sole shareholder of the Fund and, therefore, a control person. However, it is anticipated that Stone Ridge or its affiliate will no longer be a control person once the Fund has had its initial share issuance to persons not affiliated with the Fund.

The Fund’s Service Providers

Custodian. [ ], located at [ ], is the Fund’s custodian. The Adviser compensates the Custodian for its services out of the Unified Management Fee.

Transfer Agent. [ ], located at [ ], is the Fund’s transfer agent and dividend disbursing agent. The Adviser compensates the Transfer Agent for its services out of the Unified Management Fee.

Administrator. [ ] (the “Administrator”), located at [ ], is the Fund’s administrator and accounting agent, performing general administrative tasks for the Fund, including, but not limited to, keeping financial books and records of the Fund. The Adviser compensates the Administrator for its services out of the Unified Management Fee.

Independent Registered Public Accounting Firm. [ ], located at [ ], serves as the Fund’s Independent Registered Public Accounting Firm, and is registered with, and subject to regular inspection by, the Public Company Accounting Oversight Board. The Adviser compensates [ ] for its services out of the Unified Management Fee.

Legal Counsel. Ropes & Gray LLP, located at 800 Boylston Street, Boston, Massachusetts, 02199 acts as legal counsel to the Fund. The Adviser compensates Ropes & Gray LLP for its services out of the Unified Management Fee.

DISTRIBUTIONS AND CANCELLATIONS

Distributions

The Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of [100th birthday year]. The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month.

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Because the Fund expects its monthly distributions to exceed the Fund’s net investment income and net realized capital gains, the Fund expects a portion of each distribution to be a return of capital (or capital gains, depending on the shareholder’s tax basis in the shares). If, in and with respect to any taxable year, the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of the shareholder’s tax basis in its shares, and to the extent it exceeds the tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. See “Distributions and Federal Income Tax Matters” for a discussion of the tax consequences of the Fund’s intended distributions.

If the actual mortality rates experienced by shareholders in the Fund during the life of the Fund are materially lower than the actuarial estimates, the Fund may run out of assets prior to the Liquidation Date, and therefore be unable to make any further distributions. If, on any scheduled distribution date, the Fund has insufficient assets to make the planned distribution, the Fund will liquidate and distribute all proceeds from that liquidation, if any, to its shareholders at the time of the liquidation, and there will be no further distributions. See “Term Risk; No Insurance Protections Risk” above.

Cancellations for $0 Upon Death

All shares held by a shareholder who dies after the Offering Period will be cancelled by the Fund for $0 in the next quarterly cancellation following the shareholder’s death. A shareholder will lose all remaining investment in the Fund after death. In order to achieve a positive return on an investment in the Fund, the shareholder must live long enough to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund at the time of investment, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents.

Investors should consider investing in the Fund if they are generally healthy, desire fixed monthly distributions and are willing to accept the risks of the Fund described herein, including the risk that they die earlier than expected. People with serious or life-threatening health problems should not invest in the Fund.

The purpose of the cancellation for $0 is generally to enable the Fund to pursue its objective of paying fixed monthly distributions to its living shareholders through December of the year in which members of the Investor Cohort will turn 100. If deceased shareholders were able to transfer their shares or redeem their shares for the NAV per share, the Fund would not have sufficient assets to make its planned distributions to surviving shareholders through the Liquidation Date. A significant portion of the Fund’s shareholders are not expected to survive through the Liquidation Date.

Based on data from the Society of Actuaries, the current average life expectancy for a member of the Investor Cohort is [ ], and assuming such member is still alive at age 80, the member’s life expectancy will have increased to [ ]. The Adviser expects that the life expectancy of members of the Investor Cohort is higher than that of members of the broader population. A member of the Investor Cohort who purchased $10,000 of Corresponding ETF shares at the Corresponding ETF’s launch would have to live approximately [ ] years to recoup the value of their investment. The time required to recoup the value of an investment would vary for purchases of Corresponding ETF shares on subsequent dates because the NAV per share of the Corresponding ETF will fluctuate based on changes in the value of the Corresponding ETF’s portfolio. In all cases, the time required to recoup the value of an investment is expected to be a function solely of the NAV per share at the time of purchase and the distributions expected to be paid by the Fund. Given the principle of the time value of money (i.e., the concept that an amount of money is worth more now than that same amount will be in the future due to its earning potential), shareholders should consider how much longer than [ ] years they would need to live to feel adequately compensated by the Fund’s distributions in exchange for their upfront investment of $10,000 in the Corresponding ETF.

Redemption at NAV Upon Death During the Offering Period

All shares held by a shareholder who has died during the Offering Period will be redeemed by the Fund for the NAV per share in the next quarterly cancellation following the Offering Period, or, if the Adviser does not learn of such shareholder’s death until after the Offering Period, in the next quarterly cancellation following the date as of which the Adviser learns of such shareholder’s death.

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Shareholders who die after the Offering Period will have their shares cancelled for $0 as described above under “Cancellations for $0 Upon Death.”

Procedures for Determining Cancellations

Prior to the last business day of January in the year in which the Modeled Cohort turns age 80 and in each [March, June, September and August] (each, a “Cancellation Date”), the Adviser will determine, working with [ ] and using the operational procedures [ ] uses in its business, whether any shareholder has died, resulting in eligibility for cancellation for NAV if the shareholder died during the Offering Period or $0 if the shareholder died after the Offering Period. If the Adviser determines that a shareholder has died, it will send or cause to be sent a notice of determination to that shareholder using the contact information on file with the Transfer Agent or authorized intermediary no later than the fifteenth (15th) calendar day of the month preceding the month of the Cancellation Date. Any shareholder that receives a notice in error must contact the Adviser as soon as possible. If the shareholder does not contact the Adviser or fails to respond to the Adviser’s requests for information necessary to determine whether the shareholder has died, during the approximately six-week period between delivery of the notice of determination and the Cancellation Date, the shares will be subject to cancellation. Additionally, shareholders must keep their contact information on file with the Transfer Agent or authorized intermediary up to date or they risk having their shares cancelled and not receiving distributions they would otherwise be entitled to if they are identified as being deceased in error.

If, within one year following a cancellation of a shareholder’s shares, that shareholder notifies the Adviser that he or she has not died, the Adviser will direct the Transfer Agent to reverse the cancellation. The Transfer Agent will then deliver to that shareholder any distributions paid on the shares prior to reversal and not received by that shareholder as a result of the cancellation.

Shares are not permitted to be transferred to any person or entity other than to the same individual who originally subscribed for the shares (e.g., a shareholder may transfer shares between different accounts of which the shareholder is the beneficiary or grantor). For purposes of this prospectus and the operations of the Fund, including determining whether shares are subject to cancellation, the holder of any share of the Fund will be the natural person who subscribed for that share of the Fund when the share was originally purchased, regardless of how the shares are held for state law purposes.

HOW TO PURCHASE SHARES

Shares of the Fund will not be offered other than to the Investor Cohort during the Fund’s one-year offering period between January 1 and December 31 of the year in which the Investor Cohort is age 80 (the “Offering Period”). Shares of the Fund will be offered continuously during the Offering Period at their NAV per share.

Investors will be required to provide certain demographic information, including date of birth, gender and social security number or taxpayer identification number, to enable the Fund to price its shares and to enable the Adviser to monitor for shares that may be cancelled by the Fund in the next quarterly cancellation as described under “Distributions and Cancellations — Procedures for Determining Cancellations.”

Investors should evaluate whether investing in the Fund is appropriate for them. Investors should consider investing in the Fund if they are generally healthy, desire fixed monthly distributions and are willing to accept the risks of the Fund described herein, including the risk that they die earlier than expected or that other shareholders in the Fund generally live longer than expected. In order to achieve a positive return on their investment in the Fund following the Investment Date, a shareholder must live enough years following the Investment Date to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund on the Investment Date, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime.

People with serious or life-threatening health problems should not invest in the Fund.

The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

Investment Minimums

All investments are subject to approval of the Adviser. There is no minimum investment requirement for an investment in the shares.

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Other Policies

No Share Certificates. The issuance of shares is recorded electronically on the books of the Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of the Fund you own. An investor can rely on these statements in lieu of certificates. The Fund does not issue certificates representing shares of the Fund.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each shareholder ensures that the address on file with the Transfer Agent is correct and current to ensure that the investor receives account statements and other important mailings and that the account is not deemed abandoned in accordance with state law. Accounts may be deemed abandoned if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which vary by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. While the Transfer Agent will, if it receives returned mail, attempt to locate the investor or rightful owner of the account in accordance with applicable law, if the Transfer Agent is unable to locate the investor and the account is legally considered abandoned, then it will follow the applicable escheatment requirements. It is your responsibility to ensure that you maintain a correct address for your account. Please proactively contact the Transfer Agent toll-free at (855) 609 3680 at least annually to ensure your account remains in active status. The Fund and the Adviser will not be liable to shareholders or their representatives for good faith compliance with escheatment laws.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent or authorized intermediary will verify certain information upon account opening as part of the Fund’s Anti-Money Laundering Program. You will be asked to supply certain required information, such as your full name, date of birth, social security number and permanent street address.

If the identity of a customer cannot be verified, the account will be rejected or the customer will not be allowed to perform a transaction on the account until the customer’s identity is verified. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

The Fund and its agents are not responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and repurchasing an investor’s shares when an investor’s identity is not verified.

In addition, the Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

INTERMEDIARY AND SERVICING ARRANGEMENTS

[ ] (the “Distributor”), located at [ ], is the principal underwriter and exclusive distributor of Shares of the Fund.

The Distributor will use commercially reasonable efforts to distribute the shares of the Fund, subject to various conditions, pursuant to the terms of its contract with the Fund. The Distributor will not be obligated to sell any specific amount of shares of the Fund, or to buy any of the shares. The Fund will indemnify the Distributor and its affiliates against certain liabilities, including certain liabilities arising under the Securities Act of 1933, as amended, and the 1940 Act. The Distributor will indemnify the Fund, the Adviser and each Trustee against certain liabilities arising out of or based upon the Distributor’s breach of any of its obligations, representations, warranties or covenants under its contract with the Fund, the Distributor’s failure to comply with any applicable securities laws or regulations or any claim that the Fund’s registration statement, prospectus, sales literature and advertising materials or other information filed or made public by the Fund (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Fund by the Distributor in writing.

The Adviser will pay the Distributor for its services to compensate the Distributor in connection with its activities as the legal underwriter/distributor of the Fund, its advertising and sales literature review, approval and record maintenance, its facilitation and review of regulatory filing material, its assistance with financial intermediary agreement preparation and processing and its administration of the Fund’s intermediary due diligence program.

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

No market exists for the Fund’s shares. The Fund’s shares are not listed, and the Fund does not intend to list the shares, for trading on any national securities exchange. Under the terms of the Fund’s Declaration of Trust, the shares are non-transferable. There is no secondary market for the Fund’s shares and, because shares are non-transferable, no secondary market in the shares will develop.

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the Fund. The Fund does not believe that any portion of fees currently paid to financial intermediaries is for distribution activities.

DETERMINATION OF NET ASSET VALUE

The net asset value (“NAV”) per share of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding. The Fund’s shares will be valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business2; provided, that the Fund reserves the right to calculate the NAV more or less frequently if deemed desirable. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). In unusual circumstances, the Valuation Time may be at a time other than 4:00 p.m. Eastern time, for example, in the event of an earlier, unscheduled close or halt of trading on the NYSE. The current NAV per share of the Fund may be obtained by contacting the Transfer Agent by telephone at (855) 609-3680.

In accordance with the regulations governing registered investment companies, the Fund’s transactions in portfolio securities and purchases and sales of shares (which bear upon the number of shares outstanding) are generally not reflected in the NAV determined for the business day on which the transactions are effected (the trade date), but rather on the following business day.

The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by the Fund (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Non-prime money market funds, including government securities money market funds, and cash sweep programs are generally valued at amortized cost.

Other debt securities, including U.S. government debt securities, are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

The Fund generally expects that its investments in U.S. Government Bonds will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations or other information

2 The NYSE is generally open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS

It is the Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any.

This section summarizes some of the important U.S. federal income tax consequences of investing in the Fund. This discussion does not address all aspects of taxation that may apply to shareholders, such as the estate tax, or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Code. Investors should consult their tax advisers for information concerning the possible application of federal, state, local or non-U.S. tax laws to them. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

The Fund intends to elect to be treated as and to qualify each year to be treated as a RIC under Subchapter M of Chapter 1 of the Code. A RIC generally is not subject to federal income tax at the fund level on income and gains that are timely distributed to shareholders. To qualify for such treatment, the Fund must meet certain income, asset diversification and distribution requirements.

Failure of the Fund to qualify and be eligible to be treated as a RIC would result in fund-level taxation and, consequently, a reduced return on investment for shareholders. The Fund could in some cases cure such failure, including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. The tax treatment of Fund distributions of capital gains is determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long investors owned their shares. Distributions of net capital gains (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which are taxed to individuals at reduced rates. Distributions of net gains from the sale or deemed disposition of investments that the Fund held or is treated as having held for one year or less will be taxable as ordinary income.

If, in and with respect to any taxable year, the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of such shareholder’s tax basis in its shares, and to the extent it exceeds such tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

A dividend will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Early each year, we will send investors a statement showing the tax status of their dividends and distributions for the prior year.

If shares are cancelled for $0 upon the shareholder’s death (or at the next quarterly cancellation following the shareholder’s death) or redeemed in the event of a shareholder’s death during the Offering Period, such deceased shareholder will not recognize a loss (or gain) for U.S. federal income tax purposes in respect of such cancellation or redemption. Instead, the person that received the shares from or through the deceased shareholder by reason of the shareholder’s death (the “Beneficiary Shareholder”) is generally expected, in the case of a cancellation, to recognize capital loss in the amount of its tax basis of the Fund shares at the time of cancellation (and in the case of a redemption to recognize capital gain or capital loss in an amount equal to the difference between its tax basis in the Fund shares at the time of the redemption and the amount received in the redemption). However, the basis of the shares in the hands of the Beneficiary

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Shareholder will equal the fair market value (for U.S. federal income tax purposes) of the shares at the date of the deceased shareholder’s death and, at such time, in the case of a cancellation, the fair market value of such Fund shares is expected to be close to $0 because the shares will be cancelled during the quarter following the deceased shareholder’s death (and, in the case of a redemption, the fair market value of such Fund shares is expected to be close to the redemption price for such shares). As a result, the Beneficiary Shareholder might not recognize a loss even in the event that the total amount of distributions received by the deceased shareholder and the Beneficiary Shareholder are collectively less than the purchase price the deceased shareholder paid for shares of the Corresponding ETF.

If, after the death of a shareholder, a Beneficiary Shareholder receives one or more distributions prior to the cancellation by the Fund of such shares, such Beneficiary Shareholder is generally subject to U.S. federal income tax on the distributions (which may be taxed as ordinary income, return of capital or capital gains, as described above). Further, any loss it realizes on the cancellation of such shares will be a capital loss without regard to whether the distribution was treated as capital gain or ordinary income.

If, within one year following a cancellation of a shareholder’s shares, that shareholder notifies the Adviser that he or she has not died, the Adviser will direct the Transfer Agent to reverse such cancellation. The Transfer Agent will then deliver to that shareholder any distributions paid on the shares prior to reversal and not received by that shareholder (or a person purported to be a Beneficiary Shareholder) because of the cancellation. The shareholder will generally realize a loss on the inadvertent cancellation. In general, if the Adviser were to reverse a prior cancellation as described in this paragraph, the shareholder would (i) likely recognize income, which might be treated as ordinary income, on the receipt of the shares at least to the extent of the loss that such shareholder previously recognized, (ii) have a tax basis in the reacquired shares equal to the amount delivered by the shareholder for such shares plus the amount recognized as income under clause (i), and (iii) the distributions delivered to the shareholder would be included in the shareholder’s income, generally as ordinary income.

From time to time, the Fund may make a tender offer for its shares. The sale, exchange or redemption of shares of the Fund will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than twelve months. Otherwise, the gain or loss generally will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to those shares. If a shareholder tenders fewer than all of its shares, such shareholder may be treated as having received a distribution under Section 301 of the Code (“Section 301 distribution”) unless the redemption is treated as being either (i) “substantially disproportionate” with respect to such shareholder or (ii) otherwise “not essentially equivalent to a dividend” under the relevant rules of the Code. A Section 301 distribution is not treated as a sale or exchange giving rise to a capital gain or loss, but rather is treated as a dividend to the extent supported by the Fund’s current and accumulated earnings and profits, with the excess treated as a return of capital reducing the shareholder’s tax basis in Fund shares, and thereafter as capital gain. Where a redeeming shareholder is treated as receiving a dividend, there is a risk that non-tendering shareholders whose interests in the Fund increase as a result of such tender will be treated as having received a taxable distribution from the Fund. The extent of such risk will vary depending upon the particular circumstances of the tender offer, in particular whether such offer is a single and isolated event or is part of a plan for periodically redeeming the shares of the Fund; if isolated, any such risk is likely remote. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders or otherwise repurchases Fund shares, the Fund may be required to make additional distributions to its shareholders.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. The Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, interest and net gains from the disposition of investment property (including the Fund’s ordinary income dividends and Capital Gain Dividends). Shareholders should consult their tax advisers regarding the effect, if any, that this provision may have on their investment in the Fund.

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and Internal Revenue Service (“IRS”) guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA 30% of ordinary dividends the

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Fund pays to that shareholder. If a payment by the Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and Capital Gain Dividends the Fund pays will not be subject to FATCA withholding. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

The states generally permit investment companies, such as the Fund, to “pass through” to their shareholders the state and local tax exemption on income earned from investments in the types of U.S. Treasury obligations the Fund expects to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Fund generally expects that shareholders will be allowed to exclude from state and local taxable income distributions made to the shareholder by the Fund that are attributable to interest the Fund directly or indirectly earned on such investments. Investors should consult their tax advisers regarding the applicability of any such exemption to their situation, particularly with respect to their applicable state and local tax laws.

The discussion above is very general. Investors should consult their tax advisers about the effect that an investment in the Fund could have on their tax situation, including possible foreign, federal, state or local tax consequences, or about any other tax questions they may have.

DESCRIPTION OF THE FUND

The Trust is a statutory trust established under the laws of State of Delaware by the Certificate of Trust dated [date]. The Declaration of Trust authorizes the Trust to issue an unlimited number of shares of beneficial interest, par value, unless the Trustees shall otherwise determine, $0.001 per share. All shares have equal rights to the payment of dividends and other distributions and the distribution of assets of the Fund upon liquidation. Shares are, when issued, fully paid and non-assessable by the Fund and have no pre-emptive or conversion rights or rights to cumulative voting. Under the terms of the Declaration of Trust, the shares are, except as set forth below, non-transferable. All shares held by a shareholder who has died after the Offering Period will be cancelled by the Fund for $0 in the next quarterly cancellation following the shareholder’s death.

Each Share is entitled to share equally in dividends declared by the Board payable to holders of shares and in the net assets of the Fund available for distribution to holders of shares upon liquidation. The Fund will liquidate on the Liquidation Date.

The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of the Fund solely by reason of such person’s status as a shareholder or former shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

The Declaration of Trust provides that shareholders may bring a derivative action on behalf of the Fund only if certain conditions are met, including that a shareholder make a pre-suit demand upon the Fund’s Trustees to bring the subject action and that the Trustees be afforded a reasonable amount of time to consider such request and to investigate the basis of such claim. In addition, the Declaration of Trust requires that shareholders holding at least 10% of the Fund’s shares must join in any request for the Trustees to commence an action, and that shareholders making such request undertake to reimburse the Fund for any expenses of counsel or advisors hired by the Trustees to consider such demand in the event that the Trustees determine not to bring an action. Any decision by the Trustees after considering such demand to bring, maintain or settle (or not to bring, maintain or settle) such action shall be binding upon shareholders. The limitations on derivative actions in the Declaration of Trust do not apply to claims under the federal securities laws.

Shareholders have no pre-emptive or conversion rights. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees will distribute the remaining assets of the Fund among the holders of the shares.

The Board may classify or reclassify any issued or unissued shares of the Fund into shares of any class by redesignating such shares or by setting or changing in any one or more respects, from time to time, the preferences, conversion or other rights, voting powers,

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The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

restrictions, limitations as to dividends, qualifications or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the Declaration of Trust and the 1940 Act.

As of [date], the following number of shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	$[0]	$[ ]

Anti-Takeover Provisions. The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s assets or liquidation. Reference should be made to the Declaration of Trust on file with the Commission for the full text of these provisions.

REPORTS TO SHAREHOLDERS

The Fund sends to shareholders unaudited semi-annual and audited annual reports, including a consolidated list of investments held.

A-27

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

ADDITIONAL INFORMATION

The prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the Commission. The complete Registration Statement may be obtained from the Commission upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling (855) 609-3680.

Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this prospectus forms a part, each such statement being qualified in all respects by such reference.

APPENDIX A

Stone Ridge Longevity Income Closed-End Funds

Fund	Investor Cohort Year of Birth and Gender	Corresponding ETF

Stone Ridge 1948M Longevity Income Closed-End Fund	1948, Male	Stone Ridge 2048 Longevity Income ETF

Stone Ridge 1948F Longevity Income Closed-End Fund	1948, Female	Stone Ridge 2048 Longevity Income ETF

Stone Ridge 1949M Longevity Income Closed-End Fund	1949, Male	Stone Ridge 2049 Longevity Income ETF

Stone Ridge 1949F Longevity Income Closed-End Fund	1949, Female	Stone Ridge 2049 Longevity Income ETF

Stone Ridge 1950M Longevity Income Closed-End Fund	1950, Male	Stone Ridge 2050 Longevity Income ETF

Stone Ridge 1950F Longevity Income Closed-End Fund	1950, Female	Stone Ridge 2050 Longevity Income ETF

Stone Ridge 1951M Longevity Income Closed-End Fund	1951, Male	Stone Ridge 2051 Longevity Income ETF

Stone Ridge 1951F Longevity Income Closed-End Fund	1951, Female	Stone Ridge 2051 Longevity Income ETF

Stone Ridge 1952M Longevity Income Closed-End Fund	1952, Male	Stone Ridge 2052 Longevity Income ETF

Stone Ridge 1952F Longevity Income Closed-End Fund	1952, Female	Stone Ridge 2052 Longevity Income ETF

Stone Ridge 1953M Longevity Income Closed-End Fund	1953, Male	Stone Ridge 2053 Longevity Income ETF

Stone Ridge 1953F Longevity Income Closed-End Fund	1953, Female	Stone Ridge 2053 Longevity Income ETF

Stone Ridge 1954M Longevity Income Closed-End Fund	1954, Male	Stone Ridge 2054 Longevity Income ETF

Stone Ridge 1954F Longevity Income Closed-End Fund	1954, Female	Stone Ridge 2054 Longevity Income ETF

Stone Ridge 1955M Longevity Income Closed-End Fund	1955, Male	Stone Ridge 2055 Longevity Income ETF

Stone Ridge 1955F Longevity Income Closed-End Fund	1955, Female	Stone Ridge 2055 Longevity Income ETF

Stone Ridge 1956M Longevity Income Closed-End Fund	1956, Male	Stone Ridge 2056 Longevity Income ETF

Stone Ridge 1956F Longevity Income Closed-End Fund	1956, Female	Stone Ridge 2056 Longevity Income ETF

A-28

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Fund	Investor Cohort Year of Birth and Gender	Corresponding ETF

Stone Ridge 1957M Longevity Income Closed-End Fund	1957, Male	Stone Ridge 2057 Longevity Income ETF

Stone Ridge 1957F Longevity Income Closed-End Fund	1957, Female	Stone Ridge 2057 Longevity Income ETF

Stone Ridge 1958M Longevity Income Closed-End Fund	1958, Male	Stone Ridge 2058 Longevity Income ETF

Stone Ridge 1958F Longevity Income Closed-End Fund	1958, Female	Stone Ridge 2058 Longevity Income ETF

Stone Ridge 1959M Longevity Income Closed-End Fund	1959, Male	Stone Ridge 2059 Longevity Income ETF

Stone Ridge 1959F Longevity Income Closed-End Fund	1959, Female	Stone Ridge 2059 Longevity Income ETF

Stone Ridge 1960M Longevity Income Closed-End Fund	1960, Male	Stone Ridge 2060 Longevity Income ETF

Stone Ridge 1960F Longevity Income Closed-End Fund	1960, Female	Stone Ridge 2060 Longevity Income ETF

Stone Ridge 1961M Longevity Income Closed-End Fund	1961, Male	Stone Ridge 2061 Longevity Income ETF

Stone Ridge 1961F Longevity Income Closed-End Fund	1961, Female	Stone Ridge 2061 Longevity Income ETF

Stone Ridge 1962M Longevity Income Closed-End Fund	1962, Male	Stone Ridge 2062 Longevity Income ETF

Stone Ridge 1962F Longevity Income Closed-End Fund	1962, Female	Stone Ridge 2062 Longevity Income ETF

Stone Ridge 1963M Longevity Income Closed-End Fund	1963, Male	Stone Ridge 2063 Longevity Income ETF

Stone Ridge 1963F Longevity Income Closed-End Fund	1963, Female	Stone Ridge 2063 Longevity Income ETF

A-29

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

STONE RIDGE’S PRIVACY NOTICE

Stone Ridge’s Commitment to Privacy

Stone Ridge Asset Management LLC (together with its affiliates, “Stone Ridge”) recognizes and respects your privacy. This Privacy Notice describes the types of non-public personal information Stone Ridge obtains, how Stone Ridge uses that information and to whom Stone Ridge discloses it. Non-public personal information means personally identifiable financial information that is not publicly available and any list, description or other grouping of consumers (and publicly available information pertaining to such consumers) that is derived using any personally identifiable financial information that is not publicly available. If you are an individual investor, this Privacy Notice will be relevant to you directly. If you are providing information to Stone Ridge on behalf of other individuals, such as your employees or clients, this Privacy Notice will be relevant to those individuals, and you should transmit this document to such individuals or otherwise advise them of its content.

Information Stone Ridge Collects About You

Stone Ridge collects the following categories of non-public personal information about you:

•	Information that you provide, which may include your name and address, social security number or tax identification number, date of birth and/or other information;

•	Information about transactions and balances in accounts with Stone Ridge;

•	Information about transactions and balances in accounts with non-affiliated third parties; and

•

Information from consumer reporting agencies, service providers or other sources that may be engaged or consulted in connection with conducting due diligence, know-your-customer, anti-money laundering and other checks required to be performed in relation to admitting new investors.

How Stone Ridge Discloses Your Personal Information

Stone Ridge uses your non-public personal information primarily to complete financial transactions that you request or to make you aware of other financial products and services. Stone Ridge does not sell your non-public personal information to third parties. Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

•

To service providers (including financial, technical, marketing and professional service providers and consultants) and financial institutions that provide services to the Stone Ridge, who are required protect the confidentiality of your personal information and to use the information only for the purposes for which it is disclosed to them.

•

To regulatory, self-regulatory, administrative or law enforcement agencies or other oversight bodies in certain circumstances where we are required to share personal information and other information with respect to your interest in an investment with the relevant regulatory authorities. They, in turn, may exchange this information with other authorities, including tax authorities.

•	As authorized, for example, by subscription agreements or organizational documents of an investment and as authorized by you or your designated representatives or other authorized persons.

•

In connection with a corporate transaction — for example, to third parties as part of a corporate business transaction, such as a merger, acquisition, joint venture or financing or sale of company assets.

How Stone Ridge Safeguards and Retains Your Personal Information

Stone Ridge restricts access to non-public personal information about you to its employees and to third parties, as described above. Stone Ridge maintains physical, electronic, and procedural safeguards reasonably designed to protect the confidentiality of your non-public personal information. Despite these security measures that Stone Ridge has put in place to protect your personal information, no such measures can guarantee security or protect against unauthorized activity. Stone Ridge may retain your personal information for such a period as permitted or required by any applicable laws or regulations and for such a period as may be permitted in accordance with the lawful purposes or legitimate interests outlined above.

A-30

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Keeping You Informed

Stone Ridge reserves the right to modify this policy at any time and will keep you informed of further changes as required by law.

A-31

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Stone Ridge [Birth Year][F/M] Longevity Income Closed-End Fund

For More Information

To obtain other information and for shareholder inquiries:

By telephone:	(855) 609-3680

By mail:	Stone Ridge [Birth Year][F/M] Longevity Income Closed-End Fund c/o [ ] [ ]

On the Internet:	SEC EDGAR database – www.sec.gov

The Fund’s investment company registration number is 811-[ ].

A-32

USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of thirty-four series. The series are investment portfolios of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports. Annual and semi-annual reports to shareholders provide additional information about a Fund’s investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance, as well as the auditors’ report (in the annual report only).

Statement of Additional Information. The Statement of Additional Information provides more detailed information about each Fund. It is incorporated by reference into (and is legally a part of) this combined prospectus.

How to Obtain Additional Information.

•

You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about a Fund by contacting the Transfer Agent at (855) 609-3680, writing the Fund at Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, visiting the Fund’s website at www.stoneridgefunds.com or calling your financial intermediary.

You may review and copy information about a Fund, including reports and other information about the Fund, on the EDGAR Database on the Commission’s website at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. You may need to refer to the Fund’s file number.

If someone makes a statement about the Fund that is not in this prospectus, you should not rely upon that information. Neither the Funds nor the Distributor are offering to sell shares of a Fund to any person to whom the Fund may not lawfully sell its shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

You may contact us by telephone at (855) 609-3680.

You can also visit our website at:

www.stoneridgefunds.com

Distributor

[ ]

Investment Adviser

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

Investment Company Act File Number: 811-22761

The information in this prospectus is not complete and may be changed. A registration statement relating to the securities described herein has been filed with the Securities and Exchange Commission. These securities may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

PROSPECTUS

[ ], 2024

STONE RIDGE ASSET MANAGEMENT

STONE RIDGE INFLATION-PROTECTED LONGEVITY INCOME ETFS

Fund	Ticker Symbol
Stone Ridge 2048 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2049 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2050 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2051 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2052 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2053 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2054 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2055 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2056 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2057 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2058 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2059 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2060 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2061 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2062 Inflation-Protected Longevity Income ETF	[ ]
Stone Ridge 2063 Inflation-Protected Longevity Income ETF	[ ]

Each fund listed above (each, a “Stone Ridge Inflation-Protected Longevity Income ETF” or a “Fund” and collectively, the “Funds”) is a series of Stone Ridge Trust (the “Trust”). Shares of the Funds are listed and traded on [ ] (the “Exchange”) under the tickers listed above.

Neither the Securities and Exchange Commission (the “Commission”) nor any state securities commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and services available to shareholders. Please save it for reference.

i

STONE RIDGE TRUST

ii

DISTRIBUTION	19

FINANCIAL HIGHLIGHTS	20

STONE RIDGE’S PRIVACY NOTICE	21

APPENDIX A	A-1

USEFUL SHAREHOLDER INFORMATION	Back Cover

iii

FUND SUMMARIES

Stone Ridge 2048 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2048 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2048.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1948F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1948F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2048 – which is up to age 100 for investors born in the year 1948 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2028, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2028, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2048 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2048. Because an investor in the Fund is entitled to receive distributions through 2048 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2028 to a level estimated to be sustainable for the Fund’s full term through 2048.

In 2028, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2028 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2048 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333

2028†	$8,333 until [March]; [ ] [April] onwards	$9,020 until [March]; [ ] [April] onwards	$9,742 until [March]; [ ] [April] onwards

2038§	[ ]	[ ]	[ ]

2048§	[ ]	[ ]	[ ]

† In [April] 2028, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2028, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2028. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2048, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2028 to a level designed to be sustainable until 2048, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2049 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2049 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2049.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1949F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1949F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2049 – which is up to age 100 for investors born in the year 1949 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2029, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2029, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2049 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2049. Because an investor in the Fund is entitled to receive distributions through 2049 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2029 to a level estimated to be sustainable for the Fund’s full term through 2049.

In 2029, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2029 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2049 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333

2029†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2039§	[ ]	[ ]	[ ]

2049§	[ ]	[ ]	[ ]

† In [April] 2029, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2029, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2029. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2049, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2029 to a level designed to be sustainable until 2049, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2050 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2050 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2050.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1950F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1950F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2050 – which is up to age 100 for investors born in the year 1950 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2030, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2030, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2050 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2050. Because an investor in the Fund is entitled to receive distributions through 2050 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2030 to a level estimated to be sustainable for the Fund’s full term through 2050.

In 2030, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2030 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2050 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333

2030†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2040§	[ ]	[ ]	[ ]

2050§	[ ]	[ ]	[ ]

† In [April] 2030, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2030, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2030. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2050, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2030 to a level designed to be sustainable until 2050, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2051 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2051 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2051.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1951F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1951F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2051 – which is up to age 100 for investors born in the year 1951 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2031, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2031, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2051 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2051. Because an investor in the Fund is entitled to receive distributions through 2051 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2031 to a level estimated to be sustainable for the Fund’s full term through 2051.

In 2031, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2031 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2051 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333

2031†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2041§	[ ]	[ ]	[ ]

2051§	[ ]	[ ]	[ ]

† In [April] 2031, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2031, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2031. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2051, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2031 to a level designed to be sustainable until 2051, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2052 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2052 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2052.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1952F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1952F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2052 – which is up to age 100 for investors born in the year 1952 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2032, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2032, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2052 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2052. Because an investor in the Fund is entitled to receive distributions through 2052 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2032 to a level estimated to be sustainable for the Fund’s full term through 2052.

In 2032, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2032 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2052 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333

2032†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2042§	[ ]	[ ]	[ ]

2052§	[ ]	[ ]	[ ]

† In [April] 2032, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2032, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2032. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2052, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2032 to a level designed to be sustainable until 2052, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2053 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2053 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2053.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1953F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1953F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2053 – which is up to age 100 for investors born in the year 1953 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2033, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2033, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2053 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2053. Because an investor in the Fund is entitled to receive distributions through 2053 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2033 to a level estimated to be sustainable for the Fund’s full term through 2053.

In 2033, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2033 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2053 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333

2033†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2043§	[ ]	[ ]	[ ]

2053§	[ ]	[ ]	[ ]

† In [April] 2033, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2033, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2033. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2053, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2033 to a level designed to be sustainable until 2053, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2054 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2054 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2054.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1954F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1954F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2054 – which is up to age 100 for investors born in the year 1954 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2034, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2034, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2054 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2054. Because an investor in the Fund is entitled to receive distributions through 2054 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2034 to a level estimated to be sustainable for the Fund’s full term through 2054.

In 2034, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2034 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2054 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333

2034†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2044§	[ ]	[ ]	[ ]

2054§	[ ]	[ ]	[ ]

† In [April] 2034, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2034, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2034. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2054, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2034 to a level designed to be sustainable until 2054, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2055 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2055 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2055.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1955F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1955F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2055 – which is up to age 100 for investors born in the year 1955 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2035, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2035, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2055 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2055. Because an investor in the Fund is entitled to receive distributions through 2055 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2035 to a level estimated to be sustainable for the Fund’s full term through 2055.

In 2035, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2035 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2055 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
2035†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2045§	[ ]	[ ]	[ ]
2055§	[ ]	[ ]	[ ]

† In [April] 2035, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2035, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2035. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2055, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2035 to a level designed to be sustainable until 2055, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2056 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2056 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2056.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1956F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1956F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2056 – which is up to age 100 for investors born in the year 1956 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2036, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2036, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2056 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2056. Because an investor in the Fund is entitled to receive distributions through 2056 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2036 to a level estimated to be sustainable for the Fund’s full term through 2056.

In 2036, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2036 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2056 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
2036†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2046§	[ ]	[ ]	[ ]
2056§	[ ]	[ ]	[ ]

† In [April] 2036, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2036, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2036. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2056, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2036 to a level designed to be sustainable until 2056, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2057 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2057 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2057.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1957F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1957F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2057 – which is up to age 100 for investors born in the year 1957 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2037, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2037, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2057 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2057. Because an investor in the Fund is entitled to receive distributions through 2057 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2037 to a level estimated to be sustainable for the Fund’s full term through 2057.

In 2037, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2037 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2057 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
2037†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2047§	[ ]	[ ]	[ ]
2057§	[ ]	[ ]	[ ]

† In [April] 2037, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2037, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2037. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2057, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2037 to a level designed to be sustainable until 2057, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2058 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2058 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2058.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1958F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1958F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2058 – which is up to age 100 for investors born in the year 1958 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2038, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2038, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2058 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2058. Because an investor in the Fund is entitled to receive distributions through 2058 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2038 to a level estimated to be sustainable for the Fund’s full term through 2058.

In 2038, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2038 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2058 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
2038†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2048§	[ ]	[ ]	[ ]
2058§	[ ]	[ ]	[ ]

† In [April] 2038, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2038, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2038. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2058, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2038 to a level designed to be sustainable until 2058, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2059 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2059 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2059.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1959F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1959F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2059 – which is up to age 100 for investors born in the year 1959 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2039, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2039, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2059 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2059. Because an investor in the Fund is entitled to receive distributions through 2059 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2039 to a level estimated to be sustainable for the Fund’s full term through 2059.

In 2039, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2039 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2059 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
2039†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2049§	[ ]	[ ]	[ ]
2059§	[ ]	[ ]	[ ]

† In [April] 2039, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2039, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2039. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2059, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2039 to a level designed to be sustainable until 2059, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2060 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2060 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2060.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1960F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1960F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2060 – which is up to age 100 for investors born in the year 1960 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2040, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2040, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2060 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2060. Because an investor in the Fund is entitled to receive distributions through 2060 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2040 to a level estimated to be sustainable for the Fund’s full term through 2060.

In 2040, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2040 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2060 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
2040†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2050§	[ ]	[ ]	[ ]
2060§	[ ]	[ ]	[ ]

† In [April] 2040, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2040, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2040. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2060, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2040 to a level designed to be sustainable until 2060, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2061 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2061 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2061.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1961F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1961F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2061 – which is up to age 100 for investors born in the year 1961 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2041, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2041, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2061 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2061. Because an investor in the Fund is entitled to receive distributions through 2061 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2041 to a level estimated to be sustainable for the Fund’s full term through 2061.

In 2041, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2041 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2061 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
2041†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2051§	[ ]	[ ]	[ ]
2061§	[ ]	[ ]	[ ]

† In [April] 2041, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2041, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2041. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2061, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2041 to a level designed to be sustainable until 2061, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2062 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2062 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2062.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1962F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1962F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2062 – which is up to age 100 for investors born in the year 1962 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2042, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2042, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2062 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2062. Because an investor in the Fund is entitled to receive distributions through 2062 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2042 to a level estimated to be sustainable for the Fund’s full term through 2062.

In 2042, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2042 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2062 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
2042†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2052§	[ ]	[ ]	[ ]
2062§	[ ]	[ ]	[ ]

† In [April] 2042, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2042, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2042. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2062, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2042 to a level designed to be sustainable until 2062, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

Stone Ridge 2063 Inflation-Protected Longevity Income ETF

Investment Objective

The Stone Ridge 2063 Inflation-Protected Longevity Income ETF (the “Fund”) seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through 2063.

There can be no assurance that the Fund will achieve its investment objective.

Aspects of the Fund and the other Stone Ridge Inflation-Protected Longevity Income ETFs (as defined below) described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ ]%

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1963F’s operations to reflect estimated current expenses. LifeX Inflation-Protected Income Fund 1963F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not completed its first fiscal year of operations as of the date of this prospectus. During the period in which the Predecessor Fund was in operation, the portfolio turnover rate of the Predecessor Fund, was [ ]% of the average value of its portfolio. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS

(Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies (such series, the “Stone Ridge Inflation-Protected Longevity Income ETFs”). Each other Stone Ridge Inflation-Protected Longevity Income ETF will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Fund is designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through 2063 – which is up to age 100 for investors born in the year 1963 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year.

The Fund is designed so that members of the Modeled Cohort have a choice in 2043, the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in 2043, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.

2.

Distributions for the full term through 2063 (“Term Income”): An investor may remain invested in the Fund to receive monthly inflation-linked distributions through 2063. Because an investor in the Fund is entitled to receive distributions through 2063 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in [April] 2043 to a level estimated to be sustainable for the Fund’s full term through 2063.

In 2043, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations.

An investor who takes no action in 2043 will remain in the Fund and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. The Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of the corresponding Closed-End Fund.

The Fund and its corresponding Closed-End Funds intend to liquidate in December 2063 and to have distributed substantially all of their assets by that time.

Distributions. The Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, until [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, the Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

The following table illustrates the Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
2043†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

2053§	[ ]	[ ]	[ ]
2063§	[ ]	[ ]	[ ]

† In [April] 2043, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for the Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable the Fund to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund.

The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs. Other than the differences in initial net asset values, each other Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms as the Fund.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in the Fund.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objective, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Distribution Rate Risk. The Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. In [April] of 2043, the year in which the Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. See “Principal Investment Strategies—Distributions” for estimated distributions following [March] 2043. There is a risk that the Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October.

The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2063, and there will be no further distributions from the Fund beyond that year. The Fund’s distribution rate will be recalibrated in [April] of 2043 to a level designed to be sustainable until 2063, the year the Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Closed-End Fund Availability Risk. The Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that the Closed-End Funds will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes they would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

●

The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.

●

Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Performance

On [date], 2024, the Predecessor Fund, a separate series of the Trust, reorganized with and into the Fund (the “Reorganization”). At the time of the Reorganization, the Predecessor Fund had not completed its first calendar year of operations. Prior to the Reorganization, the Fund was a newly formed “shell” fund with no assets and had not commenced operations. When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income ETF and will act as investment adviser to the Closed-End Funds and any potential future funds with substantially similar investment strategies and structured in a substantially similar manner to the Stone Ridge Inflation-Protected Longevity Income ETFs.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income ETF.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income ETFs and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of the Fund and its corresponding Closed-End Funds. The Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of the Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a member of the Modeled Cohort remaining alive at each point in time beyond age 80.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Closed-End Fund will be available only to investors of a particular age and gender.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors does not serve an investment advisory function.

Purchase and Sale of Fund Shares

Because the Fund is an ETF, individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer at a market price. When you buy or sell shares of the Fund, you may be required to pay a brokerage commission, and you may experience tax consequences, including gains or losses, in connection with these transactions. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [website]. Further, the website will disclose the Fund’s median bid-ask spread over the most recent thirty calendar days.

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, as described further below, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an individual retirement account (an “IRA”). If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund generally does not expect to distribute dividends that are taxable as capital gains because the Fund does not expect to recognize capital gains on the distribution of securities to Authorized Participants in redemption of the Fund’s shares. However, the Fund intends to make distributions for which a portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. Following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, however, this portion of the Fund’s distributions is expected to constitute capital gains. See “How to Purchase and Sell Fund Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its affiliates may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Set forth below is additional information about each Fund’s investment strategies and risks.

More Information Regarding Investment Strategies

Investment Objective

Each Fund seeks to provide reliable monthly inflation-linked distributions consisting of income and principal through the year in which investors born in a certain year (the “Modeled Cohort”) reach age 100.

There can be no assurance that a Fund will achieve its investment objective. Aspects of the Funds are covered by intellectual property rights, including but not limited to those described in a patent application.

Investment Strategies

The Investments. Each Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). Each Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation, a sustained increase in prices that erodes the purchasing power of money). The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the Consumer Price Index, and TIPS’ principal payments are adjusted according to changes in the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

“Inflation-linked distributions” means each Fund’s intended monthly distribution of $0.0833 per outstanding share of each Fund will be multiplied by an inflation adjustment, which is intended to reflect the cumulative impact of inflation since the launch of each Fund but may not align perfectly with inflation actually experienced by investors. The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

The Offering. While there are many investment products designed to help investors accumulate assets and to build a nest egg, there are few investment products designed to help investors convert those assets into predictable cashflows. The Funds are each designed to provide an opportunity for investors to receive predictable cashflows by making monthly inflation-linked distributions through the year in which the Modeled Cohort turns 100. However, each Funds’ shares may be purchased by any investor seeking to receive such Fund’s planned distributions regardless of the investor’s birth year.

Each Fund seeks to generate monthly inflation-linked distributions through the year in which the Modeled Cohort turns 100. However, each Fund’s shares may be purchased by any investor seeking to receive such Fund’s planned distributions regardless of the investor’s birth year.

Each Fund is designed so that members of the Modeled Cohort have a choice in the year in which they reach age 80, between Longevity-Linked Income and Term Income (each as defined below):

1.

Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Income”): It is expected that in the year in which a Modeled Cohort turns 80, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of a Fund’s Modeled Cohort to continue to

1

receive substantially identical monthly inflation-linked distributions to those delivered by the Fund for the rest of their lives up to age 100. To equitably reflect differences in life expectancy, there will be two corresponding Closed-End Funds for each Modeled Cohort: one per gender.

2.

Distributions for the full term through age 100 (“Term Income”): An investor may remain invested in a Fund to receive monthly inflation-linked distributions through the year in which the Fund’s Modeled Cohort turns 100. Because an investor in a Fund is entitled to receive distributions through the year in which such Fund’s Modeled Cohort turns 100 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in the year in which the Modeled Cohort turns 80 to a level estimated to be sustainable for the Fund’s full term through the year in which the Modeled Cohort turns 100.

In the year in which the Modeled Cohort turns 80, an investor may choose to continue to receive Term Income, to seek Longevity-Linked Income, or to seek a mix of Term Income and Longevity-Linked Income depending on the investor’s health issues, liquidity needs or other considerations. An investor who takes no action in the year in which the Modeled Cohort turns 80 will remain in the Fund in which the investor is invested and will receive Term Income. To opt for Longevity-Linked Income, an investor may sell his or her Fund shares and purchase shares of the corresponding Closed-End Fund. Each Fund is designed to enable a member of the Modeled Cohort to be able to purchase a similar number of shares of a corresponding Closed-End Fund.

Each Fund and its corresponding Closed-End Funds intend to liquidate in December of the year in which the Modeled Cohort turns 100 and to have distributed substantially all of their assets by that time.

Distributions. Each Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The Fund’s distribution rate will be recalibrated in [April] of the year in which members of the Modeled Cohort reach age 80. Thereafter, each Fund estimates it will make an identical distribution each month equal to approximately $[ ] per outstanding share of the Fund, for a total of $[ ] per share per year, multiplied by an inflation adjustment as described below, through the end of the year in which members of the Modeled Cohort will reach age 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

In the event that the reference inflation index for TIPS changes, the Adviser will use the successor reference index to calculate the inflation adjustment for the Fund’s distributions instead of the index specified above. In the event that the reference inflation index for TIPS is no longer publicly available, the Adviser will calculate the inflation adjustment by reference to a successor index believed to reasonably represent inflation for this purpose.

The Funds intend to make the distributions discussed above on or about the third (3rd) business day of each calendar month until December of the year in which members of the Modeled Cohort will turn 100.

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The following table illustrates each Fund’s intended monthly distributions for an investor who purchases 100,000 shares under several example inflation scenarios. For simplicity, only select years are shown.

Intended Monthly Distribution Amount (100,000 shares)

Year	0% Inflation	2% Inflation	4% Inflation

2024	$8,333	$8,333	$8,333
The year in which the Fund’s Modeled Cohort turns 80†	$8,333 until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards	$[ ] until [March]; [ ] [April] onwards

The year in which the Fund’s Modeled Cohort turns 90§	[ ]	[ ]	[ ]
The year in which the Fund’s Modeled Cohort turns 100§	[ ]	[ ]	[ ]

† In [April] of the year in which the Fund’s Modeled Cohort turns 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. The recalibrated level is estimated as of the date of this prospectus.

§ Estimated as of the date of this prospectus.

Closed-End Fund Shares. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of a Closed-End Fund. Only members of the applicable Modeled Cohort who are age 80 will be eligible to invest in shares of the Closed-End Funds when established.

Each Closed-End Fund’s investment objective is expected to be to achieve, during the lifetime of the Closed-End Fund’s shareholders up to age 100, income and reliable monthly inflation-linked distributions. The purpose of the Funds and their corresponding Closed-End Funds is to achieve income and reliable monthly inflation-linked distributions over the life of a shareholder up to age 100.

A member of the Modeled Cohort seeking to achieve stable distributions for life up to age 100 may invest in the appropriate Fund and expect, at age 80, to sell shares of the Fund and to invest in the Closed-End Fund appropriate to the investor’s gender to continue to pursue similar or higher monthly inflation-linked distributions for life up to age 100. Alternatively, an investor may continue to hold shares of the Fund beyond age 80, in which case the investor will experience a lower distribution rate beyond age 80.

Each Closed-End Fund is expected to engage in “longevity pooling” to sustain its distribution rate during the lifetime of its shareholders up to age 100. Longevity pooling refers to the fact that shareholders of the Closed-End Fund will have their shares cancelled upon death for no value, with the result that surviving investors gain a larger share of the Closed-End Fund’s assets and distributions. The contribution to a Closed-End Fund’s distribution rate made possible by longevity pooling is referred to as “longevity credits.”

Shares of the Funds may continue to be held by a shareholder’s beneficiary or may be sold at the then-current market price. A shareholder’s beneficiary will not be eligible to invest in a Closed-End Fund if they are not a member of the applicable Modeled Cohort.

In contrast, Closed-End Fund shareholders will have no ability to redeem their Closed-End Fund shares. Shareholders of a Closed-End Fund will have no liquidity other than monthly distributions prior to the date of the Closed-End Fund’s liquidation in December of the year in which members of the applicable Modeled Cohort will turn 100 (the “Liquidation Date”). Shares of a Closed-End Fund will be cancelled for no value upon the death of the corresponding shareholder. Because the payment stream of a Closed-End Fund is tied to the life of the shareholder, people with life-threatening health problems should not purchase shares of the Closed-End Funds. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

The Funds and the Closed-End Funds are designed to have distributed substantially all of their assets by the Liquidation Date. If there are remaining assets on the Liquidation Date, those assets will be liquidated and distributed to surviving shareholders on such date. If a Fund or Closed-End Fund has insufficient assets to make its monthly inflation-linked distributions before the Liquidation Date, however, such Fund or Closed-End Fund will liquidate early.

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Actuarial Estimates. Each Stone Ridge Inflation-Protected Longevity Income ETF is designed to make distributions at a rate calibrated based on the life expectancy of its Modeled Cohort, with the understanding that members of its Modeled Cohort are expected to be able to invest in a Closed-End Fund that seeks to continue to receive that distribution rate beyond age 80.

The Adviser uses actuarial estimates of mortality rates for each Fund’s Modeled Cohort provided by [ ] to determine the mix of U.S. Government Bonds with principal and interest payments to enable each Fund to support its intended distributions so that members of the applicable Modeled Cohort can sell their Fund shares at age 80 and purchase a similar number of shares in a Closed-End Fund. The initial net asset value for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be determined using the same methodology described below under “How to Purchase and Sell Fund Shares,” such that any difference in initial net asset value between Stone Ridge Inflation-Protected Longevity Income ETFs will be a result of differences in the number of years each Stone Ridge Inflation-Protected Longevity Income ETF plans to operate and the actuarial estimates of mortality rates for the Modeled Cohorts applicable to those Stone Ridge Inflation-Protected Longevity Income ETFs.

The purpose of having different initial net asset values for newly launched Stone Ridge Inflation-Protected Longevity Income ETFs is to establish a fair purchase price for all investors — younger investors are actuarially more likely to receive the distributions provided by the Funds for a longer period than older investors, and so the initial net asset value for younger investors is higher than for older investors. Other than the differences in initial net asset values, each Stone Ridge Inflation-Protected Longevity Income ETF will be offered on substantially identical terms.

More Information Regarding the Risks of Investing

Investors should carefully consider the Funds’ risks and investment objectives, as an investment in a Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. An investor may lose money by investing in a Fund.

The Funds are subject to the principal risks described above in the “Fund Summaries” and the additional risks described below. As with any fund, there is no guarantee that a Fund will achieve its investment objective. You could lose all or part of your investment in a Fund, and a Fund could underperform other investments.

Distribution Rate Risk. Each Fund’s initial distribution rate is calibrated based on the life expectancy of its Modeled Cohort and intended to support the option for members of its Modeled Cohort to continue to pursue a similar distribution rate of that of the Fund beyond age 80 by investing in a Closed-End Fund. Because, unlike the Closed-End Funds, the Funds do not engage in longevity pooling, the Funds would not be able to sustain their initial distribution rate for their full terms. In [April] of the year in which the applicable Modeled Cohort reaches age 80, the Fund will recalibrate its distribution rate to a level designed to be sustainable for the remainder of its term. There is a risk that a Fund may ultimately recalibrate its distribution to be higher or lower than this estimate.

Term Risk. Unlike a traditional investment company with a perpetual existence, the Funds are each designed to liquidate in the year in which the applicable Modeled Cohort reaches age 100, and there will be no further distributions from a Fund beyond that year. The Funds’ distribution rates will be recalibrated in [April] of the year in which the applicable Modeled Cohort turns 80 to a level designed to be sustainable until the year in which the applicable Modeled Cohort reaches age 100. However, due to certain risks impacting the market for the Funds’ investments, such as the risk of a U.S. government default, it is possible that a Fund may run out of assets to support its intended distributions prior to its intended term.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of a Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. Each Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of a Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Interest Rate Risk. The amount of a Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of a Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease. In addition, a Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and

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amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and each Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes each Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of a Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities a Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Funds’ investments and increase the volatility of the Funds’ portfolios. There can be no assurance that U.S. Government Bonds will retain their value.

Closed-End Fund Availability Risk. Each Fund is designed to support the option for members of its Modeled Cohort to continue to pursue substantially identical monthly inflation-linked distributions beyond age 80 by investing in a Closed-End Fund. There is a risk that a Closed-End Fund will not become available as intended. For example, the Adviser may determine that it is not appropriate to launch a Closed-End Fund if the Adviser believes it would lack sufficient scale. In the absence of a Closed-End Fund, investors may remain invested in a Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

Limited Operating History Risk. Each Fund is a series of an open-end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Management and Operational Risk; Cyber-Security Risk. Each Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Funds run the risk that the Adviser’s management techniques will fail to produce desired results and cause the Funds to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.

Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or [ ], in providing certain actuarial information to the Adviser (as detailed above)) as part of the investment process could affect each Fund’s performance. Neither the Adviser nor [ ], in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Funds that these quantitative analyses, actuarial assumptions or models will accurately reflect each Fund’s performance.

The Funds are also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

The Funds’, the Adviser’s, and the Funds’ other service providers’ use of internet, technology and information systems may expose the Funds to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Funds or their service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Funds, the Adviser, or the Custodian, Transfer Agent (as defined below), or other third-party service provider may adversely affect the Funds or their shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative

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models, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Funds, each of whom could be negatively impacted as a result.

Money Market Fund Risk. The Funds intend to invest in money market funds that invest in U.S. Government Bonds. An investment in money market funds is subject to the risk that such money market funds’ income will decline because of falling interest rates. Because money market funds’ income is based on short-term interest rates, which can fluctuate significantly over short periods, income risk is expected to be high for such funds. A low or negative interest rate environment will adversely affect money market funds’ return. Low or negative interest rates, depending on their duration and severity, could prevent money market funds from, among other things, providing a positive yield and/or maintaining a stable share price of $1, which would adversely affect a Fund’s investments in money market funds. Money market funds that invest in U.S. Government Bonds are also subject to the risks described above in “U.S. Government Bonds Risk.”

Tax Risk. The Funds intend to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, a Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year. If, in any year, a Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

Authorized Participant Concentration Risk. Prior to trading in the secondary market, shares of the Funds are “created” at their NAV pursuant to an agreement between authorized participants (“Authorized Participants”) and [ ] (the “Distributor”). A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of any substituted securities, assets or other positions), if any, that together approximate the holdings of the Fund in exchange for a specified number of shares (“Creation Units”). Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, the Fund’s shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, a Fund could possibly face trading halts and/or delisting from [ ] (the “Exchange”). This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

Market Trading Risks.

Absence of Active Market. Although shares of the Funds are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares or a Fund’s underlying portfolio securities will develop or be maintained by market makers or Authorized Participants.

Secondary Market Trading Risk. Shares of the Funds may trade in the secondary market at times when the Funds do not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Funds accept purchase and redemption orders. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or for other reasons.

Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. Fund shares may be loaned, borrowed, pledged or purchased on margin, and certain ETFs have options associated with them. The use of Fund shares in these ways may result in increased volatility and larger premiums and discounts on Fund shares. In addition, trading activity in derivative

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products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.

Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Funds trade on the Exchange at prices at, above or below the Funds’ most recent NAVs. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of a Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of a Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUNDS’ SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on the Exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to a Fund’s shares trading at a premium or discount to NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on the Exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “bid-ask spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price).

The bid-ask spread, which varies over time for shares of a Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider bid-ask spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

Fund Shares Liquidity Risk. Although each Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that a Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in a Fund’s shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. Accordingly, if such parties do not to perform their functions, this could, such as during times of market stress, in turn, lead to variances between the market price of a Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in a Fund’s shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in a Fund’s shares inadvisable. In addition, trading in a Fund’s shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

Redemption Risk. Authorized Participants may from time to time own a substantial amount of Fund shares. These Authorized Participants may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large Authorized Participant or large group of Authorized Participants would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares by Authorized Participants may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of the shares and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or gains and cause the Fund to make taxable distributions to its investors earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming investors may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. A Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent these large Authorized Participants transact in shares on the secondary market, such transactions may account for a large percentage of the

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trading volume for the shares of a Fund and may, therefore, have a material upward or downward effect on the market price of the shares.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at [website].

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HOW THE FUNDS DIFFER FROM TRADITIONAL MUTUAL FUNDS

Redeemability. Traditional mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at net asset value (“NAV”) typically calculated once at the end of each business day. Shares of an ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants, and then typically for an in-kind basket of securities. Except when aggregated in Creation Units, the shares of each Fund are not redeemable securities of the Fund. In addition, ETFs issue and redeem shares, generally on a continuous basis, only in large blocks of shares called Creation Units.

Exchange Listing. Unlike traditional mutual fund shares, each Fund’s shares are listed for trading on the Exchange. Investors can purchase and sell shares on the secondary market through a broker or other financial intermediary. There can be no assurance that a Fund’s shares will continue to trade on the Exchange or that the Fund’s shares will continue to meet the requirements for listing or trading on the Exchange. Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a financial intermediary may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, shares and on changes in the prices of a Fund’s portfolio holdings. The market price of a Fund’s shares may differ from the NAV of the Fund. The difference between market price of a Fund’s shares and the NAV of the Fund is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV. The market price of a Fund’s shares may deviate significantly from the NAV of the Fund’s shares, for example, in times of extreme market volatility or other conditions.

Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Funds may effect creations and redemptions in cash or partially in cash. Therefore, a Fund may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

MANAGEMENT AND ORGANIZATION

Board of Trustees

The Board of Trustees of the Trust (the “Board”) oversees the conduct of the Funds’ affairs and the Adviser’s management of the Funds.

The Adviser

Stone Ridge acts as each Funds’ investment manager under an Investment Management Agreement (the “Management Agreement”). Stone Ridge’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [ ], Stone Ridge’s assets under management were approximately $[ ]. Stone Ridge is a Delaware limited liability company. Stone Ridge is a Delaware limited liability company and is controlled by Stone Ridge Holdings Group LP, a holding company for the Adviser and its affiliates.

Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Stone Ridge compensates all Trustees and officers of the Funds who are members of Stone Ridge’s organization and who render investment services to the Funds. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of each Fund’s average daily total assets less total liabilities. The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time.

Stone Ridge’s engagements with each Fund are on substantially identical terms.

A discussion regarding the considerations of the Board for approving the Management Agreement will be included in a Fund’s first annual or semi-annual report to shareholders, as applicable, which is expected to be the annual report for the period ended December 31, 2024.

Pursuant to the Management Agreement with respect to each Fund, Stone Ridge agrees to manage the investment and reinvestment of each Fund’s assets, determine what investments will be purchased, held, sold or exchanged by a Fund and what portion, if any, of the assets of each Fund will be held uninvested and continuously review, supervise and administer the investment program of each Fund. In addition, under the terms of the Management Agreement, subject to the general supervision of the Board, Stone Ridge provides or

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causes to be furnished all supervisory, administrative, custodial and other services reasonably necessary for the operation of each Fund under the Unified Management Fee, including Stone Ridge’s own operating and overhead expenses attributable to its duties under the Management Agreement (such as salaries, bonuses, rent, office and administrative expenses, depreciation and amortization and auditing expenses).

In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for such Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Funds and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician, and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao are the Portfolio Managers of the Funds. Each of the Portfolio Managers has been a Portfolio Manager of each Fund since inception. Each of the Portfolio Managers is also a portfolio manager of other investment companies advised by the Adviser.

Nate Conrad. Nate Conrad, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Song, Mr. Stevens and Ms. Zhao. Prior to joining Stone Ridge in 2016, Mr. Conrad worked at Goldman Sachs as a vice president in the Interest Rates Trading business. Mr. Conrad is the Head of LifeX at Stone Ridge, having formerly served as the Head of Markets at Stone Ridge. Mr. Conrad received his BSE in Computer Information Science from the University of Pennsylvania’s Engineering School.

Li Song. Li Song, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Stevens, and Ms. Zhao. Prior to joining Stone Ridge in 2018, Mr. Song worked at Goldman Sachs as a senior strategist in Emerging Markets foreign exchange, interest rate, options, and credit products. Mr. Song received his PhD, M.Phil., and MA in Statistics from Columbia University and his BS in Mathematics at the University of Science and Technology of China.

Ross Stevens. Ross Stevens, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Song, and Ms. Zhao. Mr. Stevens founded Stone Ridge in 2012. Mr. Stevens received his PhD in Finance and Statistics from the University of Chicago (Booth) and his BSE in Finance from the University of Pennsylvania (Wharton).

Yan Zhao. Yan Zhao, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Song, and Mr. Stevens. Ms. Zhao is a co-founder of Stone Ridge. Ms. Zhao has held a variety of leadership roles at Stone Ridge, including Head of Reinsurance. Ms. Zhao holds an MBA from Harvard Business School and a BA in Economics from Harvard University.

Additional Information Regarding the Adviser and Portfolio Managers

The Funds’ SAI provides additional information about the Adviser, including information about potential conflicts of interest that the Adviser may face in managing the Funds, and about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Funds. The SAI is part of this prospectus and is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com. The information (other than this prospectus, including the SAI) contained on, or that can be accessed through, www.stoneridgefunds.com is not part of this prospectus or the SAI.

Distributor, Administrator, Custodian and Transfer Agent

[ ] is the Funds’ distributor (the “Distributor”). U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Funds’ transfer agent (the “Transfer Agent”), administrator (the

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“Administrator”) and accounting agent. U.S. Bank NA, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 is the Funds’ custodian (the “Custodian”). The Adviser pays fees to the Distributor as compensation for the services it renders. The Adviser compensates the Transfer Agent and Custodian for their services out of the Unified Management Fee.

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ACTUARIAL SERVICES

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Funds and expected management of the Closed-End Funds.

The initial net asset value of each Fund is set by estimating the amount and timing of the distributions of each Fund and their corresponding Closed-End Funds. Each Fund additionally uses this estimate so that it can invest accordingly in U.S. Government Bonds with interest and principal payments intended to enable members of the Modeled Cohort to sell their Fund shares in the year they reach age 80 and purchase a similar number of shares in a Closed-End Fund. Estimating the amount, timing and interest rate exposure of a Fund’s and Closed-End Funds’ distributions requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each Fund is meant for investors of a particular age and each Closed-End Fund will be available only to investors of a particular age and gender.

[ ] provides certain actuarial information for use in the Adviser’s management of the Funds and expected management of the Closed-End Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial net asset value per share for each Stone Ridge Inflation-Protected Longevity Income ETF and to manage the investment portfolios of each Fund and each Closed-End Fund. The actuarial information also is necessary to calculate the Closed-End Funds’ cash flow needs that will give the Closed-End Funds sufficient assets to fund those cash flows so that the Funds can invest accordingly in U.S. Government Bonds with maturities and other payments intended to enable members of the Modeled Cohort to sell their Fund shares in the year they reach age 80 and purchase a similar number of shares in a Closed-End Fund. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

[ ] has also agreed to make the operational procedures it uses in its business and its services available to the Adviser for the purpose of monitoring for shareholders that are ineligible to receive shares of the Closed-End Funds when they are available. In exchange for these services, the Adviser has agreed to pay [ ] a portion of the Adviser’s profits earned from managing the Funds.

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SHAREHOLDER INFORMATION

How Fund Share Prices Are Calculated

The NAV per share of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding. A Fund’s shares will be valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business.1 The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). In unusual circumstances, the Valuation Time may be at a time other than 4:00 p.m. Eastern time, for example, in the event of an earlier, unscheduled close or halt of trading on the NYSE. The current NAV per share of a Fund may be obtained by contacting the Transfer Agent by telephone at (855) 609-3680.

In accordance with the regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of shares (which bear upon the number of shares outstanding) are generally not reflected in the NAV determined for the business day on which the transactions are effected (the trade date), but rather on the following business day.

The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company of 1940, as amended (“1940 Act”) and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by the Funds (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of a Fund under the Valuation Procedures:

Non-prime money market funds, including government securities money market funds, and cash sweep programs are generally valued at amortized cost.

Other debt securities, including U.S. government debt securities, are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

The Funds generally expect that their investments in U.S. Government Bonds will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Funds.

1 The NYSE is generally open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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HOW TO PURCHASE AND SELL FUND SHARES

Intended Investors

Each Fund’s shares may be purchased by any investor that desires reliable monthly distributions through the end of such Fund’s term.

Each Fund is modeled based on investors of a particular birth year that desire to plan until age 100 and expect to invest in a corresponding Closed-End Fund in the year they reach age 80 in order to sustain substantially identical monthly distributions for life up to age 100.

Buying and Selling Fund Shares, including on the Secondary Market

The initial net asset value per share for each newly launched Stone Ridge Inflation-Protected Longevity Income ETF will be based on actuarial estimates of mortality rates for the relevant Modeled Cohort provided to the Adviser by [ ]. These actuarial estimates will be used to estimate the mix of U.S. Government Bonds with principal and interest payments that will enable the Stone Ridge Inflation-Protected Longevity Income ETF to support its intended distributions so that members of the Modeled Cohort can sell their Fund shares in the year they reach age 80 and purchase a similar number of shares in a Closed-End Fund.

Following the launch of each Fund, a purchase or redemption of a Fund’s shares will be effected through the process described below.

Each Fund issues or redeems its shares at NAV per share only in Creation Units and only to Authorized Participants (or APs). Most investors will buy and sell shares in secondary market transactions through brokers or other financial intermediaries, and therefore must have an account with them to buy and sell shares. Shares can be bought or sold through your financial intermediary throughout the trading day like shares of any publicly traded issuer. When buying or selling shares through a financial intermediary, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. The price at which you buy or sell shares (i.e., the market price) may be more (a premium to) or less (a discount to) than the NAV of the shares. Unless imposed by your financial intermediary, there is no minimum dollar amount you must invest in a Fund and no minimum number of shares you must buy. Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. A Fund reserves the right, but does not have the obligation, to reject any purchase at any time.

Shares of each Fund are listed and trade on [Exchange].

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (DTC), or its nominee, is the registered owner of all outstanding shares of each Fund and is recognized as the owner of all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of Fund share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your financial intermediary, which will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your financial intermediary also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from a Fund.

Continuous Offering. Authorized Participants should be aware of certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that Authorized Participants perform with respect to the sale of shares could, depending on the circumstances, result in an Authorized Participant being deemed to be a participant in the distribution, in a manner that could render the Authorized Participant a statutory underwriter and subject the Authorized Participant to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (the “Securities Act”). For example, an Authorized Participant could be deemed a statutory underwriter if the Authorized Participant purchases Creation Units from a Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if the Authorized Participant chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. Whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause an Authorized Participant to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery

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exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an unsold allotment within the meaning of Section 4(a)(3)(c) of the Securities Act will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Creations and Redemptions. Prior to trading in the secondary market, shares of each Fund are “created” at their NAV by Authorized Participants that have entered into an agreement with the Distributor. Shares are available only in block-size Creation Units or multiples thereof. A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of any substituted securities, assets or other positions), if any, that together approximate the holdings of the Fund in exchange for Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). A Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are generally not redeemable by a Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets.” More information regarding custom baskets is contained in the Funds’ SAI.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in proper form under the authorized participant agreement and related AP procedures.

Only an Authorized Participant may create or redeem Creation Units with a Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for the accounts of customers, including, without limitation, affiliates of such Fund.

In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.

To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is available only with respect to transactions on a national securities exchange.

Distributions and Federal Income Tax Matters

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any.

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This section summarizes some of the important U.S. federal income tax consequences of investing in the Funds. This discussion does not address all aspects of taxation that may apply to shareholders, such as the estate tax, or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Code. Investors should consult their tax advisers for information concerning the possible application of federal, state, local or non-U.S. tax laws to them. Please see the SAI for additional information regarding the tax aspects of investing in the Funds.

Each Fund intends to elect to be treated as and to qualify each year to be treated as a RIC under Subchapter M of Chapter 1 of the Code. A RIC generally is not subject to federal income tax at the fund level on income and gains that are timely distributed to shareholders. To qualify for such treatment, the Funds must meet certain income, asset diversification and distribution requirements.

Failure of a Fund to qualify and be eligible to be treated as a RIC would result in fund-level taxation and, consequently, a reduced return on investment for shareholders. The Fund could in some cases cure such failure, including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. The tax treatment of Fund distributions of capital gains is determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long investors owned their shares. Distributions of net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which are taxed to individuals at reduced rates. Distributions of net gains from the sale or deemed disposition of investments that a Fund held or is treated as having held for one year or less will be taxable as ordinary income.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of such shareholder’s tax basis in its shares, and to the extent it exceeds such tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

A dividend will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Early each year, investors will receive a statement showing the tax status of their dividends and distributions for the prior year.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

The Funds generally do not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.

Any gain or loss resulting from the redemption or exchange of your shares generally will be treated as capital gain or loss for federal income tax purposes in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations. Additionally, any loss realized on a sale of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. If disallowed,

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the loss will be reflected in an adjustment to the basis of the shares acquired. The Funds [and the Closed-End Funds] do not expect to be considered “substantially identical” to each other for the purposes of wash sale rules, and therefore would not expect any loss realized upon a sale of a Fund’s shares to be disallowed due to a purchase of a different Fund’s shares even if such purchase takes place during the relevant 61 day period.

Investments through tax-qualified retirement plans and other tax-advantaged accounts are generally not subject to current federal income tax. The Fund’s distribution rate, measured as the distribution amount per share per year divided by the NAV of the Fund, is expected to increase over time as the NAV of the Fund declines over time and, as a result, the Funds generally expect that this effect will satisfy required minimum distribution requirements on applicable retirement accounts.

A Fund’s investments in debt instruments and inflation-indexed securities may increase or accelerate the Fund’s recognition of income or gain and may affect the timing, amount or character of the Fund’s distributions.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, interest and net gains from the disposition of investment property (including a Fund’s ordinary income dividends and Capital Gain Dividends). Shareholders should consult their tax advisers regarding the effect, if any, that this provision may have on their investment in a Fund.

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and Internal Revenue Service (“IRS”) guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA 30% of ordinary dividends a Fund pays to that shareholder. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and Capital Gain Dividends a Fund pays will not be subject to FATCA withholding. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

The states generally permit investment companies, such as the Funds, to “pass through” to their shareholders the state and local tax exemption on income earned from investments in the types of U.S. Treasury obligations the Funds expect to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Funds generally expect that shareholders will be allowed to exclude from state and local taxable income distributions made to the shareholder by the Funds that are attributable to interest each Fund directly or indirectly earned on such investments. Investors should consult their tax advisers regarding the applicability of any such exemption to their situation, particularly with respect to their applicable state and local tax laws.

In the year in which members of the Modeled Cohort will turn 80, investors may invest in one of two corresponding closed-end management companies. Investors may elect to sell their Fund shares in order to purchase shares of such Closed-End Fund. Any gain arising from the sale of your shares will be subject to tax regardless of whether you invest the sale proceeds in a Closed-End Fund. Accordingly, if you reinvest the after-tax cash proceeds of the sale of Fund shares into the Closed-End Fund, such reinvested after-tax amount may be less than their share of the Fund’s NAV as of the time of the sale. As described above, any gain or loss resulting from the sale of your shares generally will be treated as capital gain or loss for federal income tax purposes, which will be long or short term depending on how long you have held your shares. An investment in a Closed-End Fund has its own tax consequences to Investors. Investors should review the applicable Closed-End Fund’s prospectus and offering materials when such materials become available.

Authorized Participants should consult their tax advisors about the U.S. federal, state, local or foreign tax consequences of purchasing and redeeming Creation Units in a Fund.

The discussion above is very general. Investors should consult their tax advisers about the effect that an investment in a Fund could have on their tax situation, including possible foreign, federal, state or local tax consequences, or about any other tax questions they may have.

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Frequent Purchases and Sales of Fund Shares

[Under some circumstances, frequent purchases and sales of shares of a fund (also referred to as “excessive trading” or “short-term trading”) can detrimentally impact the fund and long-term shareholders where it has the effect of diluting the value of shares and/or necessitating portfolio activity that may cause taxable events and increase brokerage costs, which may harm fund performance. These risks most commonly arise in cases where there is an opportunity to exploit inefficiencies in fund pricing, for example where a fund values portfolio instruments at a closing price that does not reflect its current market value at the time of the fund’s calculation of its net asset value. Not all funds are susceptible to market timing.

The Board has determined not to adopt policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Board’s determination was based on a conclusion that Authorized Participants generally transact with the Funds on an in-kind basis and, to the extent that there is a cash component, there is no material risk of pricing inefficiencies that would give rise to excessive trading concerns and no material risk of dilution in the value of Fund shares as a result. The Board also considered that the Funds may take certain measures, such as imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances.]

Rule 12b-1 Fees

[The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No distribution and service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.]

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DISTRIBUTION

The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.

The Adviser or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) in connection with certain activities or services that may facilitate, directly or indirectly, invested in the Funds. These payments may relate to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary or its representatives, are made by the Adviser or its affiliates from their own resources and not from assets of the Funds. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary (or its representatives) and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the Adviser or its affiliates.

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FINANCIAL HIGHLIGHTS

Each Fund commenced operations following the Reorganization of a corresponding series of the Trust (a “Predecessor Fund”) into each Fund on [ ]. As of the date of the Reorganization, the Predecessor Funds had not completed their initial year of operations. When available, the financial highlights for periods prior to [ ], 2024 will be for the applicable Predecessor Fund.

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STONE RIDGE’S PRIVACY NOTICE

Stone Ridge’s Commitment to Privacy

Stone Ridge Asset Management LLC (together with its affiliates, “Stone Ridge”) recognizes and respects your privacy. This Privacy Notice describes the types of non-public personal information Stone Ridge obtains, how Stone Ridge uses that information and to whom Stone Ridge discloses it. Non-public personal information means personally identifiable financial information that is not publicly available and any list, description or other grouping of consumers (and publicly available information pertaining to such consumers) that is derived using any personally identifiable financial information that is not publicly available. If you are an individual investor, this Privacy Notice will be relevant to you directly. If you are providing information to Stone Ridge on behalf of other individuals, such as your employees or clients, this Privacy Notice will be relevant to those individuals, and you should transmit this document to such individuals or otherwise advise them of its content.

Information Stone Ridge Collects About You

Stone Ridge collects the following categories of non-public personal information about you:

●	Information that you provide, which may include your name and address, social security number or tax identification number, date of birth and/or other information;

●	Information about transactions and balances in accounts with Stone Ridge;

●	Information about transactions and balances in accounts with non-affiliated third parties; and

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Information from consumer reporting agencies, service providers or other sources that may be engaged or consulted in connection with conducting due diligence, know-your-customer, anti-money laundering and other checks required to be performed in relation to admitting new investors.

How Stone Ridge Discloses Your Personal Information

Stone Ridge uses your non-public personal information primarily to complete financial transactions that you request or to make you aware of other financial products and services. Stone Ridge does not sell your non-public personal information to third parties. Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

●

To service providers (including financial, technical, marketing and professional service providers and consultants) and financial institutions that provide services to the Stone Ridge, who are required protect the confidentiality of your personal information and to use the information only for the purposes for which it is disclosed to them).

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To regulatory, self-regulatory, administrative or law enforcement agencies or other oversight bodies in certain circumstances where we are required to share personal information and other information with respect to your interest in an investment with the relevant regulatory authorities. They, in turn, may exchange this information with other authorities, including tax authorities.

●	As authorized, for example, by subscription agreements or organizational documents of an investment and as authorized by you or your designated representatives or other authorized persons.

●

In connection with a corporate transaction — for example, to third parties as part of a corporate business transaction, such as a merger, acquisition, joint venture or financing or sale of company assets.

How Stone Ridge Safeguards and Retains Your Personal Information

Stone Ridge restricts access to non-public personal information about you to its employees and to third parties, as described above. Stone Ridge maintains physical, electronic, and procedural safeguards reasonably designed to protect the confidentiality of your non-public personal information. Despite these security measures that Stone Ridge has put in place to protect your personal information, no such measures can guarantee security or protect against unauthorized activity. Stone Ridge may retain your personal information for such a period as permitted or required by any applicable laws or regulations and for such a period as may be permitted in accordance with the lawful purposes or legitimate interests outlined above.

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Keeping You Informed

Stone Ridge reserves the right to modify this policy at any time and will keep you informed of further changes as required by law.

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APPENDIX A

Form of Closed-End Fund Prospectus

Shareholders will be notified in advance of the Closed-End Funds becoming available for purchase by members of the applicable Investor Cohort and a copy of the applicable Closed-End Fund prospectus will be available at that time. There can be no guarantee that a Closed-End Fund will be available when an Investor Cohort reaches age 80. The form of Closed-End Fund prospectus is not an offer to sell or the solicitation of an offer to buy securities of any Closed-End Fund. Although it is currently expected that such Closed-End Fund prospectus will be substantially similar in all material respects to the form of Closed-End Fund prospectus, the form of Closed-End Fund prospectus remains subject to revision and a Closed-End Fund’s actual prospectus, when available, may differ from the form of prospectus included here. Each Closed-End Fund will be available only to members of the applicable Investor Cohort of a particular gender. References to birth year in the form of Closed-End Fund prospectus will correspond with that of the Investor Cohort for the applicable Fund as shown below.

Stone Ridge Inflation-Protected Longevity Income Closed-End Fund	Investor Cohort Year of Birth and Gender
Stone Ridge 1948M Inflation-Protected Longevity Income Closed-End Fund	1948, Male
Stone Ridge 1948F Inflation-Protected Longevity Income Closed-End Fund	1948, Female
Stone Ridge 1949M Inflation-Protected Longevity Income Closed-End Fund	1949, Male
Stone Ridge 1949F Inflation-Protected Longevity Income Closed-End Fund	1949, Female
Stone Ridge 1950M Inflation-Protected Longevity Income Closed-End Fund	1950, Male
Stone Ridge 1950F Inflation-Protected Longevity Income Closed-End Fund	1950, Female
Stone Ridge 1951M Inflation-Protected Longevity Income Closed-End Fund	1951, Male
Stone Ridge 1951F Inflation-Protected Longevity Income Closed-End Fund	1951, Female
Stone Ridge 1952M Inflation-Protected Longevity Income Closed-End Fund	1952, Male
Stone Ridge 1952F Inflation-Protected Longevity Income Closed-End Fund	1952, Female
Stone Ridge 1953M Inflation-Protected Longevity Income Closed-End Fund	1953, Male
Stone Ridge 1953F Inflation-Protected Longevity Income Closed-End Fund	1953, Female
Stone Ridge 1954M Inflation-Protected Longevity Income Closed-End Fund	1954, Male
Stone Ridge 1954F Inflation-Protected Longevity Income Closed-End Fund	1954, Female
Stone Ridge 1955M Inflation-Protected Longevity Income Closed-End Fund	1955, Male
Stone Ridge 1955F Inflation-Protected Longevity Income Closed-End Fund	1955, Female
Stone Ridge 1956M Inflation-Protected Longevity Income Closed-End Fund	1956, Male
Stone Ridge 1956F Inflation-Protected Longevity Income Closed-End Fund	1956, Female
Stone Ridge 1957M Inflation-Protected Longevity Income Closed-End Fund	1957, Male
Stone Ridge 1957F Inflation-Protected Longevity Income Closed-End Fund	1957, Female
Stone Ridge 1958M Inflation-Protected Longevity Income Closed-End Fund	1958, Male
Stone Ridge 1958F Inflation-Protected Longevity Income Closed-End Fund	1958, Female
Stone Ridge 1959M Inflation-Protected Longevity Income Closed-End Fund	1959, Male
Stone Ridge 1959F Inflation-Protected Longevity Income Closed-End Fund	1959, Female
Stone Ridge 1960M Inflation-Protected Longevity Income Closed-End Fund	1960, Male
Stone Ridge 1960F Inflation-Protected Longevity Income Closed-End Fund	1960, Female
Stone Ridge 1961M Inflation-Protected Longevity Income Closed-End Fund	1961, Male
Stone Ridge 1961F Inflation-Protected Longevity Income Closed-End Fund	1961, Female
Stone Ridge 1962M Inflation-Protected Longevity Income Closed-End Fund	1962, Male
Stone Ridge 1962F Inflation-Protected Longevity Income Closed-End Fund	1962, Female
Stone Ridge 1963M Inflation-Protected Longevity Income Closed-End Fund	1963, Male
Stone Ridge 1963F Inflation-Protected Longevity Income Closed-End Fund	1963, Female

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Prospectus Stone Ridge [Birth Year][F/M] Inflation-Protected Longevity Income Trust Stone Ridge [Birth Year][F/M] Inflation-Protected Longevity Income Closed-End Fund

The Fund. Stone Ridge [Birth Year][F/M] Inflation-Protected Longevity Income Closed-End Fund (the “Fund”) is a series of a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is offered only to [female/male] individuals born in [year] (the “Investor Cohort”) in [80th birthday year].

The purpose of the Fund is to enable members of the Investor Cohort to receive, for life up to age 100, an inflation-linked distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Stone Ridge [Liquidation Year] Inflation-Protected Longevity Income ETF (the “Corresponding ETF”). As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year.

Shareholders of the Fund will consist solely of members of the Investor Cohort. Except as otherwise permitted pursuant to a limited number of repurchase offers (the “Initial Repurchase Offers”) during the Fund’s one-year offering period between January 1 and December 31 of [80th birthday year] (the “Offering Period”), the Fund offers no liquidity other than monthly distributions. The Fund intends to liquidate in December of [100th birthday year] (the “Liquidation Date”) but may liquidate earlier if it has insufficient assets to make its monthly distributions.

The Fund generally offers no liquidity other than monthly distributions. The only liquidity investors in the Fund can expect after the Offering Period is from the planned distributions and potentially upon liquidation of the Fund. Shareholders of the Fund may not sell or otherwise transfer their shares other than pursuant to the Initial Repurchase Offers. Under the terms of the Fund’s Declaration of Trust, the shares are non-transferable. The Fund’s shares are not listed, and the Fund does not intend to list the shares for trading, on any national securities exchange. There is no secondary market for the shares and, because shares are non-transferable, no secondary market in the shares will develop.

After the Offering Period, shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. Unlike traditional mutual funds, upon death, investors will receive $0 per share rather than the net asset value (“NAV”) per share. Because investors will receive $0 per share upon death and the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund.

The Fund is not an annuity or other type of insurance contract. Consequently, distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Therefore, if Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) actuarial estimates are wrong or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you. The investment techniques used by the Adviser may fail to produce the desired results and cause the Fund to incur significant losses.

Investment Objective. The Fund’s investment objective is to provide reliable monthly inflation-linked distributions consisting of income and principal during the lifetime of the investor up to age 100.

There can be no assurance that the Fund will achieve its investment objective.

Investment Strategy. The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities). Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of interest and principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Term to Age 100. Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by the Liquidation Date. If there are remaining assets, the Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on the Liquidation Date. If the Fund has insufficient assets to make its monthly distributions before the Liquidation Date, however, the Fund will liquidate early, and there will be no further distributions following the liquidation.

Distributions. The Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Corresponding ETF. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, through the end of [100th birthday year]. The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Cancellations for $0 Upon Death. All shares held by a shareholder who dies after the Offering Period will be cancelled by the Fund for $0 in the next quarterly cancellation following the shareholder’s death. A shareholder will lose all remaining investment in the Fund after death. In order to achieve a positive return on an investment in the Fund, the shareholder must live long enough to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund at the time of investment, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents.

The purpose of the cancellation for $0 is generally to enable the Fund to pursue its objective of paying monthly inflation-linked distributions to its living shareholders through December of the year in which members of the Investor Cohort will turn 100. If deceased shareholders were able to transfer their shares or redeem their shares for the NAV per share, the Fund would not have sufficient assets to make its planned distributions to surviving shareholders through the Liquidation Date. A significant portion of the Fund’s shareholders are not expected to survive through the Liquidation Date.

Investors should consider investing in the Fund if they are generally healthy, desire monthly inflation-linked distributions and are willing to accept the risks of the Fund described herein, including the risk that they die earlier than expected. People with serious or life-threatening health problems should not invest in the Fund.

Based on data from the Society of Actuaries, the current average life expectancy for a member of the Investor Cohort is [ ], and assuming such member is still alive at age 80, the member’s life expectancy will have increased to [ ]. The Adviser expects that the life expectancy of members of the Investor Cohort is higher than that of members of the broader population. A member of the Investor Cohort who purchased $10,000 of the Corresponding ETF shares at the Corresponding ETF’s launch would have to live approximately [ ] years to recoup the value of their investment. The time required to recoup the value of an investment would vary for purchases of Corresponding ETF shares on subsequent dates because the NAV per share of the Corresponding ETF will fluctuate based on changes in the value of the Corresponding ETF’s portfolio. In all cases, the time required to recoup the value of an investment is expected to be a function solely of the NAV per share at the time of purchase and the distributions expected to be paid by the Fund. Given the principle of the time value of money (i.e., the concept that an amount of money is worth more now than that same amount will be in the future due to its earning potential), shareholders should consider how much longer than [ ] years they would need to live to feel adequately compensated by the Fund’s distributions in exchange for their upfront investment of $10,000 in the Corresponding ETF.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

No Liquidity. After the Offering Period, shares of the Fund will have no liquidity other than monthly distributions prior to the Liquidation Date. Shares of the Fund will be non-transferable and the only liquidity investors in the Fund can expect is from the planned distributions and upon liquidation of the Fund. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.

Actuarial Estimates. [For Stone Ridge [Birth Year]F Inflation-Protected Longevity Income Closed-End Fund only: During the year in which the Investor Cohort is age 80, the Fund’s NAV per share is expected to approximate the NAV per share of the Corresponding ETF with the intent that female shareholders of the Corresponding ETF who are members of the Investor Cohort will be able to sell their shares of the Corresponding ETF and purchase a similar number of shares of the Fund.] [For Stone Ridge [Birth Year]M Inflation-Protected Longevity Income Closed-End Fund only: During the year in which the Investor Cohort is age 80, the Fund’s NAV per share is expected to be slightly lower than the NAV per share of the Corresponding ETF with the intent that male shareholders of the Corresponding ETF who are members of the Investor Cohort will be able to sell their shares of the Corresponding ETF and purchase a slightly larger number of shares of the Fund.] The initial NAV per share for the Fund will be equal to the Adviser’s estimate of the actuarially fair price for one share of the Fund based on prospective investors’ age and gender. To calculate this price, the Adviser will use the actuarial estimates of mortality rates for the Investor Cohort provided to the Adviser by [ ]. These actuarial estimates will be used to estimate the cash flows of the Fund such that the Fund can invest accordingly in U.S. Government Bonds with maturities and other payments intended to enable the Fund to make its planned distributions.

The Adviser will include in these cash flows a small target final distribution to surviving shareholders of the Fund on the Liquidation Date. If the Adviser did not include any final distribution in the estimated cash flows, then any decrease in shareholder mortality would cause the Fund to run out of assets early. Conversely, by including a final distribution, small decreases in shareholder mortality will instead cause the size of the final distribution to decrease. The Adviser will set a small target final distribution such that, based on statistical analysis and using the actuarial information provided by [ ], the Fund will not run out of assets prior to its Liquidation Date with at least 95% likelihood. Once the Adviser has estimated all the cash flows during the life of the Fund, the Adviser will set the initial NAV to be the price per share that will allow the Fund, based on prevailing interest rates at the time, to invest in assets in accordance with its investment strategies that would be expected to produce the cash flows the Fund needs to meet its obligations with respect to one share.

The Fund may run out of assets earlier than anticipated, particularly if actual mortality rates are lower than expected among the Fund’s shareholders. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

Investment Adviser. The Fund’s investment adviser is Stone Ridge Asset Management LLC. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income Closed-End Fund (as shown on Appendix A) and will act as investment adviser to any potential future funds with substantially similar investment strategies and structured in a substantially similar manner. As of [date], Stone Ridge’s assets under management were approximately $[ ].

Actuarial Services. Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Stone Ridge Inflation-Protected Longevity Income Closed-End Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its cash flow needs, so that it has sufficient assets to fund those cash flows and so that it can invest those assets in U.S. Government Bonds and other assets with maturities and other payments intended to meet the Fund’s cash flow needs. Estimating the amount, timing and interest rate exposure of the Fund’s cash flows require estimating the statistical likelihood of a shareholder remaining alive at each point in time because the Fund intends to only make distributions to living shareholders and will cancel the shares of shareholders who die after the Offering Period for $0 on a quarterly basis following their death. Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why the Fund is offered solely to investors of a particular age and gender. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Investment in the Fund involves risk. Investors should carefully consider the Fund’s risks, investment objective and share cancellation policies, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to their investment

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

objective and individual situation, including their health, and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where an investor has very serious or life-threatening health problems. Before investing in the Fund, an investor should read the information mentioned below together with the discussion of the risks of investing in the Fund in “Investment Objective, Policies and Risks—Risk Considerations” below.

•

The Fund’s shares are not listed, and the Fund does not intend to list the shares for trading, on any national securities exchange. There is no secondary market for the shares and, because shares are non-transferable, no secondary market in the shares will develop.

•	Shareholders who die after the Offering Period will not be entitled to transfer their shares or to receive the NAV of their shares.

•

Shareholders who die after the Offering Period will have their shares cancelled for $0 following their death after the Offering Period and will therefore lose all of their remaining investment in the Fund. In order to achieve a positive return on an investment in the Fund, a shareholder must live long enough to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund at the time of investment, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime.

•	People with serious or life-threatening health problems should not invest in the Fund.

•

The Fund is not an insurance company. The Fund’s shares are not insurance contracts or annuity contracts. Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders will not have the protections of the state insurance laws, including the protection afforded by state guaranty funds.

•

The Fund may fail to make distributions through the Liquidation Date. Under certain circumstances described in this prospectus, including if the actual mortality rates experienced by shareholders are materially lower than the actuarial estimates, the Fund may run out of assets prior to the Liquidation Date. The Fund is subject to the risk that the value of the securities in which it invests will decline due to general market or economic conditions. If, on any scheduled distribution date, the Fund has insufficient assets to make the planned distribution, the Fund will liquidate and distribute proceeds to its shareholders at the time of the liquidation, and there will be no further distributions.

•

Shares are not permitted to be transferred to any person or entity other than to the same individual who purchased shares of the Fund (e.g., a shareholder may transfer shares between different accounts of which the shareholder is the beneficiary or grantor). While shares may be held in a joint account, shares are deemed to be held individually by a natural person of the birth year and gender corresponding to the shares of the Fund. For purposes of this prospectus and the operations of the Fund, including determining whether shares are subject to cancellation for $0, the holder of any share of the Fund will be the natural person of the birth and gender corresponding to the share of the Fund when the share was originally purchased. Shareholders should consider shares of the Fund to be an illiquid investment.

•

A significant portion of each distribution is expected and intended to constitute either a return of capital or capital gains, which will reduce the amount of capital available for investment and may reduce a shareholder’s tax basis in his or her shares. See “Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Aspects of the Fund described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Neither the Securities and Exchange Commission (the “Commission”) nor any state securities commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

There is no minimum investment requirement for an investment in the shares.

The date of this prospectus is [date].

This prospectus sets forth concisely information investors should know before investing in the Fund. Investors should read this prospectus carefully before deciding to invest in the Fund, and shareholders should retain it for future reference. A Statement of

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Additional Information dated [date], as it may be amended, containing additional information about the Fund, has been filed with the Commission. This prospectus incorporates by reference the entire Statement of Additional Information. The Statement of Additional Information, as well as material incorporated by reference into the Fund’s Registration Statement, annual and semi-annual reports to shareholders and other information regarding the Fund, may be obtained without charge by writing to the Fund, by calling (855) 609-3680, by visiting www.stoneridgefunds.com or from the EDGAR database on the Commission’s internet site (www.sec.gov). The Fund’s address is One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

An investor should not construe the contents of this prospectus as legal, tax or financial advice. Investors should consult their own professional advisers as to legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

Shareholders may elect to receive reports in paper free of charge by contacting their financial intermediary or, for shareholders that invest directly through the transfer agent, by contacting the transfer agent at (855) 609-3680. An election by a shareholder to receive reports in paper will apply to all funds held in their account if they invest through a financial intermediary or all funds within the fund complex if they invest directly through the transfer agent.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

PROSPECTUS SUMMARY

This is only a summary. This summary may not contain all of the information that investors should consider before investing in the Fund. Investors should review the more detailed information contained in this prospectus and in the Statement of Additional Information. In particular, investors should carefully read the risks of investing in the Fund’s shares, as discussed under “Investment Objective, Policies and Risks — Risk Considerations.”

The Fund

Stone Ridge [Birth Year][F/M] Inflation-Protected Longevity Income Closed-End Fund (the “Fund”) is a series of a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is offered only to [female/male] individuals born in [year] (the “Investor Cohort”). In [80th birthday year], the Fund will be offered to the Investor Cohort. The purpose of the Fund is to enable members of the Investor Cohort to receive, for life up to age 100, an inflation-linked distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Stone Ridge [Liquidation Year] Inflation-Protected Longevity Income ETF (the “Corresponding ETF”). As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below for a total of $1.00 per share per year. Shareholders of the Fund will consist solely of members of the Investor Cohort. Except as otherwise permitted pursuant to a limited number of repurchase offers (the “Initial Repurchase Offers”) during the Fund’s one-year offering period between January 1 and December 31 of [80th birthday year] (the “Offering Period”), the Fund offers no liquidity other than monthly distributions. The Fund intends to liquidate in December of [100th birthday year] (the “Liquidation Date”) but may liquidate earlier if it has insufficient assets to make its monthly distributions.

Investment Objective

The Fund’s investment objective is to provide reliable monthly inflation-linked distributions consisting of income and principal during the lifetime of the investor up to age 100.

There can be no assurance that the Fund will achieve its investment objective.

Investment Strategy

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of interest and principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation, a sustained increase in prices that erodes the purchasing power of money). The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the Consumer Price Index, and TIPS’ principal payments are adjusted according to changes in the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Term to Age 100

Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by the Liquidation Date. If there are remaining assets, the Fund will liquidate and distribute all proceeds from the liquidation to surviving

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

shareholders on the Liquidation Date. If the Fund has insufficient assets to make its monthly distributions before the Liquidation Date, however, the Fund will liquidate early, and there will be no further distributions following the liquidation.

Although the Fund expects, using the Adviser’s calculations based on the actuarial information provided by [ ] to the Adviser, that it will be able to make all of the planned monthly distributions, including the planned monthly distribution on the Liquidation Date, it is possible that the Fund may run out of assets prior to the Liquidation Date. See “Term Risk; No Insurance Protections Risk” below.

Distributions

The Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Corresponding ETF. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, through the end of [100th birthday year]. The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis (the “Consumer Price Index”) for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

In the event that the reference inflation index for TIPS, the Consumer Price Index, changes, the Adviser will use the successor reference index set by the U.S. Treasury to calculate the inflation adjustment for the Fund’s distributions instead of the index specified above. In the event that the reference inflation index for TIPS is no longer publicly available, the Adviser will calculate the inflation adjustment by reference to a successor index believed to reasonably represent inflation for this purpose.

Because the Fund expects its monthly distributions to exceed the Fund’s net investment income and net realized capital gains, the Fund expects a portion of each distribution to be a return of capital (or capital gains, to the extent such portion of the distribution exceeds a shareholder’s tax basis in the shares).

The purchase price for the Fund is intended to be a price that will give the Fund sufficient assets to fund its anticipated cash flows. Because the Fund’s anticipated cash flows will depend in part on the mortality rates experienced by shareholders in the Fund, the Adviser’s use of actuarial estimates of mortality rates provided by [ ] may impact the longevity of the Fund. These actuarial estimates will be based on the assumption that investors who view the Fund as an attractive investment will be healthier and expected to live longer than the general population.

If the actual mortality rates experienced by shareholders in the Fund during the life of the Fund are materially lower than the actuarial estimates, or if the Fund is unsuccessful in implementing its investment strategy, including if the Fund does not or is unable to effectively hedge the interest rate or inflation risk to which the Fund is exposed, the Fund may run out of assets prior to the Liquidation Date, and therefore be unable to make any further distributions. If, on any scheduled distribution date, the Fund has insufficient assets to make the planned distribution, the Fund will liquidate and distribute all proceeds from that liquidation, if any, to its shareholders at the time of the liquidation, and there will be no further distributions. See “Term Risk; No Insurance Protections Risk” below.

Cancellations for $0 Upon Death

All shares held by a shareholder who dies after the Offering Period will be cancelled by the Fund for $0 in the next quarterly cancellation following the shareholder’s death. A shareholder will lose all remaining investment in the Fund after death. In order to achieve a positive return on an investment in the Fund, the shareholder must live long enough to receive a total amount of distributions from the Fund equal to the net asset value (“NAV”) per share of the Fund at the time of investment, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents.

The purpose of the cancellation for $0 is generally to enable the Fund to pursue its objective of paying monthly inflation-linked distributions to its living shareholders through December of the year in which members of the Investor Cohort will turn 100. If deceased shareholders were able to transfer their shares or redeem their shares for the NAV per share, the Fund would not have sufficient assets to make its planned distributions to surviving shareholders through the Liquidation Date. A significant portion of the Fund’s shareholders are not expected to survive through the Liquidation Date.

Investors should consider investing in the Fund if they are generally healthy, desire monthly inflation-linked distributions and are willing to accept the risks of the Fund described herein, including the risk that they die earlier than expected. People with serious or life-threatening health problems should not invest in the Fund.

Based on data from the Society of Actuaries, the current average life expectancy for a member of the Investor Cohort is [ ], and assuming such member is still alive at age 80, the member’s life expectancy will have increased to [ ]. The Adviser expects that the life expectancy of members of the Investor Cohort is higher than that of members of the broader population. A member of the Investor Cohort who purchased $10,000 of Corresponding ETF shares at the Corresponding ETF’s launch would have to live approximately [ ] years to recoup the value of their investment. The time required to recoup the value of an investment would vary for purchases of Corresponding ETF shares on subsequent dates because the NAV per share of the Corresponding ETF will fluctuate based on changes in the value of the Corresponding ETF’s portfolio. In all cases, the time required to recoup the value of an investment is expected to be a function solely of the NAV per share at the time of purchase and the distributions expected to be paid by the Fund. Given the principle of the time value of money (i.e., the concept that an amount of money is worth more now than that same amount will be in the future due to its earning potential), shareholders should consider how much longer than [ ] years they would need to live to feel adequately compensated by the Fund’s distributions in exchange for their upfront investment of $10,000 in the Corresponding ETF.

No Liquidity

After the Offering Period, shares of the Fund will have no liquidity other than monthly distributions prior to the Liquidation Date. Shares of the Fund will be non-transferable and the only liquidity investors in the Fund can expect is from the planned distributions and upon liquidation of the Fund. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.

Actuarial Estimates

[For Stone Ridge [Birth Year]F Inflation-Protected Longevity Income Closed-End Fund only: During the year in which the Investor Cohort is age 80, the Fund’s NAV per share is expected to approximate the NAV per share of the Corresponding ETF with the intent that female shareholders of the Corresponding ETF who are members of the Investor Cohort will be able to sell their shares of the Corresponding ETF and purchase a similar number of shares of the Fund.] [For Stone Ridge [Birth Year]M Inflation-Protected Longevity Income Closed-End Fund only: During the year in which the Investor Cohort is age 80, the Fund’s NAV per share is expected to be slightly lower than the NAV per share of the Corresponding ETF with the intent that male shareholders of the Corresponding ETF who are members of the Investor Cohort will be able to sell their shares of the Corresponding ETF and purchase a slightly larger number of shares of the Fund.] The initial NAV per share for the Fund will be equal to the Adviser’s estimate of the actuarially fair price for one share of the Fund based on prospective investors’ age and gender. To calculate this price, the Adviser will use the actuarial estimates of mortality rates for the Investor Cohort provided to the Adviser by [ ]. These actuarial estimates will be used to estimate the cash flows of the Fund such that the Fund can invest accordingly in U.S. Government Bonds with maturities and other payments intended to enable the Fund to make its planned distributions.

The Adviser will include in these cash flows a small target final distribution to surviving shareholders of the Fund on the Liquidation Date. If the Adviser did not include any final distribution in the estimated cash flows, then any decrease in shareholder mortality would

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

cause the Fund to run out of assets early. Conversely, by including a final distribution, small decreases in shareholder mortality will instead cause the size of the final distribution to decrease. The Adviser will set a small target final distribution such that, based on statistical analysis and using the actuarial information provided by [ ], the Fund will not run out of assets prior to its Liquidation Date with at least 95% likelihood. Once the Adviser has estimated all the cash flows during the life of the Fund, the Adviser will set the initial NAV to be the price per share that will allow the Fund, based on prevailing interest rates at the time, to invest in assets in accordance with its investment strategies that would be expected to produce the cash flows the Fund needs to meet its obligations with respect to one share.

The Fund may run out of assets earlier than anticipated, particularly if actual mortality rates are lower than expected among the Fund’s shareholders. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income Closed-End Fund. Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Fund” below. The Portfolio Managers serve in a similar capacity for each other Stone Ridge Inflation-Protected Longevity Income Closed-End Fund.

Actuarial Services

Stone Ridge has contracted with [ ], a market leader in the income annuities space that is wholly owned by [ ], to provide certain actuarial information for use in the Adviser’s management of the Fund.

To achieve its investment objective, the Fund must estimate the amount and timing of its cash flow needs, so that it has sufficient assets to fund those cash flows and so that it can invest those assets in U.S. Government Bonds and other assets with maturities and other payments intended to meet the Fund’s cash flow needs. Estimating the amount, timing and interest rate exposure of the Fund’s cash flows require estimating the statistical likelihood of a shareholder remaining alive at each point in time because the Fund intends to only make distributions to living shareholders and will cancel the shares of shareholders who die after the Offering Period for $0 on a quarterly basis following their death.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why the Fund is offered solely to investors of a particular age and gender. [ ] has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

[ ] has also agreed to make the operational procedures it uses in its business and its services available to the Adviser for the purpose of monitoring for shareholders that are ineligible to purchase shares of the Fund. A shareholder would be ineligible to purchase shares of the Fund if the shareholder cannot be verified to be part of the Investor Cohort. Using [ ]’s actuarial services, the Adviser will identify any prospective purchasers of Fund shares who are not members of the Investor Cohort. After a shareholder’s Investment Date, the Adviser will use [ ]’s actuarial services to identify shareholders who have died. The Fund will cancel shares held by shareholders who have died after the Offering Period for $0, and shareholders’ estates will not receive any value for the cancelled shares.

In exchange for [ ]’s services, the Adviser has agreed to pay [ ] a portion of the Adviser’s profits earned from managing the Fund.

The Fund is not an insurance company. The Fund’s shares are not insurance contracts or annuity contracts. Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders will not have the protections of the state insurance laws, including the protection afforded by state guaranty funds.

Shareholders who die after the Offering Period will not be entitled to transfer their shares or to receive the NAV of their shares.

People with serious or life-threatening health problems should not invest in the Fund.

Shareholders who die after the Offering Period will have their shares cancelled for $0 following their death.

The Fund may fail to make distributions through the Liquidation Date. Under certain circumstances described in this prospectus, including if the actual mortality rates experienced by shareholders are materially lower than the actuarial estimates, or if the Fund is unsuccessful in implementing its investment strategy, including if the Fund does not or is unable to effectively hedge the interest rate or inflation risk to which the Fund is exposed, the Fund may run out of assets prior to the Liquidation Date. The Fund is subject to the risk that the value of the securities in which it invests will decline due to general market or

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

economic conditions. If, on any scheduled distribution date, the Fund has insufficient assets to make the planned distribution, the Fund will liquidate and distribute proceeds to its shareholders at the time of the liquidation, and there will be no further distributions.

Shares are not permitted to be transferred to any person or entity other than to the same individual who purchased shares of the Fund (e.g., a shareholder may transfer shares between different accounts of which the shareholder is the beneficiary or grantor). While shares may be held in a joint account, shares are deemed to be held individually by a natural person of the birth year and gender corresponding to the shares of the Fund. For purposes of this prospectus and the operations of the Fund, including determining whether shares are subject to cancellation for $0, the holder of any share of the Fund will be the natural person of the birth and gender corresponding to the share of the Fund when the share was originally purchased. Shareholders should consider shares of the Fund to be an illiquid investment.

The Offering Period

Shares of the Fund will not be offered other than to the Investor Cohort during the Offering Period. Shares of the Fund will be offered continuously during the Offering Period at their NAV per share. Like the Fund, each other Stone Ridge Inflation-Protected Longevity Income Closed-End Fund listed in Appendix A will offer its shares only to investors of that Stone Ridge Inflation-Protected Longevity Income Closed-End Fund’s applicable Investor Cohort of a particular gender in or around the year in which members of the applicable Investor Cohort will turn 80. Other than differences in investor eligibility and offering prices, each other Stone Ridge Inflation-Protected Longevity Income Closed-End Fund will be offered on substantially identical terms as the Fund.

[Limited Liquidity After the Offering Period. To provide liquidity to shareholders exclusively during the Offering Period, the Fund expects to offer, on a quarterly basis, to repurchase up to 100% of the Fund’s shares at NAV (the “Initial Repurchase Offers”). The Fund anticipates the Initial Repurchase Offers will commence on the date that is 20 business days prior to the end of each [March, June, September and December] and will end on the last business day of that month, with payment being made on the third (3rd) business day of the following month. Shareholders may submit repurchase requests for their shares at any time during this 20 business day period, but the NAV per share will not be determined until the last business day of the period. The Fund expects to conduct an additional, final Initial Repurchase Offer pursuant to the same terms in January of the year in which the Investor Cohort turns age 81. After the final Initial Repurchase Offer, no liquidity will be available to shareholders.

The NAV per share may decline between when a shareholder submits their repurchase request and the date the NAV is determined. Shareholders who submit repurchase requests will be entitled to receive any distribution paid on the shares on the date of repurchase.]

Redemption at NAV Upon Death During the Offering Period. All shares held by a shareholder who has died during the Offering Period will be redeemed by the Fund for the NAV per share in connection with the next quarterly cancellation following the Offering Period, or, if the Adviser does not learn of such shareholder’s death until after the Offering Period, in connection with the next quarterly cancellation following the date as of which the Adviser learns of such shareholder’s death. Shareholders who die after the Offering Period will have their shares cancelled for $0 as described in “Cancellations for $0 Upon Death.”

Unlisted Closed-End Fund Structure; No Liquidity

The Fund’s shares are not listed, and the Fund does not intend to list the shares for trading, on any national securities exchange. Under the terms of the Fund’s Declaration of Trust, the shares are non-transferable. There is no secondary market for the shares and, because shares are non-transferable, no secondary market in the shares will develop. The only liquidity investors in the Fund can expect is from the planned distributions and upon liquidation of the Fund. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund.

Distributor, Transfer Agent and Custodian

[ ], [ ] is the Fund’s distributor (the “Distributor”). The Adviser compensates the Distributor for its services. [ ], [ ], is the Fund’s transfer agent (the “Transfer Agent”), administrator (the “Administrator”) and accounting agent. [ ], [ ], is the Fund’s custodian (the “Custodian”). The Adviser compensates the Transfer Agent and the Custodian for their services out of the Unified Management Fee. See “Intermediary and Servicing Arrangements” below. The Distributor, Transfer Agent, Administrator, accounting agent and Custodian act in similar capacities with respect to each other Stone Ridge Inflation-Protected Longevity Income Closed-End Fund.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Special Risk Considerations

An investment in the Fund involves special risk considerations. Investors should consider carefully the risks described below, along with the additional risks described under “Investment Objective, Policies and Risks — Risk Considerations” below.

Investors should carefully consider the Fund’s risks, investment objective and share cancellation policies, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including their health and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where an investor has very serious or life-threatening health problems.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “Risk Considerations” below.

Individual Mortality Risk. Shareholders who die after the Offering Period and before the year in which members of the Investor Cohort will turn 100 will have their shares cancelled for $0 in the next quarterly cancellation following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

Individual Shareholder Health Risk. In order to achieve a positive return on their investment in the Fund following the Investment Date, a shareholder must live enough years following the Investment Date to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund on the Investment Date, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. Shareholders should not invest in the Fund if they have very serious or life-threatening health problems.

Term Risk; No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. Rather, the Fund would liquidate early, and investors would not receive any distributions following the point in time at which the Fund ran out of assets.

Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate at the end of [100th birthday year], and there will be no further distributions from the Fund beyond that year.

Actuarial Risk. The Adviser will use, among other things, actuarial estimates of mortality rates provided by [ ] to manage the Fund in a manner designed to give the Fund sufficient assets to fund its anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the Fund as an attractive investment will be healthier and expected to live longer than the general population. If the Adviser’s actuarial estimates are wrong, however, the Fund may run out of assets and liquidate earlier than intended as a result.

In addition, please see “TIPS Risk” and “Interest Rate Risk” below for a description of additional risks that may cause the Fund to run out of assets prior to the Fund Liquidation Date.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. If shareholders were to respond to this increase in rates by tendering their shares in the Initial Repurchase Offers to redeploy their capital into such other investment options, the amount they would receive upon repurchase would be less than if interest rates were lower, because the Fund’s NAV would decline if interest rates increase. Because the Fund offers no repurchase mechanic other than cancellations for $0 after the final Initial Repurchase Offer, shareholders will generally not be able to tender their shares to redeploy their capital into such other investment options.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

No Liquidity. After the Offering Period, shares of the Fund will have no liquidity other than monthly distributions prior to the Liquidation Date. Shares of the Fund will be non-transferable and the only liquidity shareholders in the Fund can expect is from the planned distributions and upon distribution of the Fund’s assets on the Liquidation Date. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. Unlike a traditional investment company, there will be no voluntary repurchases of the shares and mandatory cancellations of the shares will occur at zero value, not based on the NAV per share. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Inadvertent Distribution Risk. As described below under “Distributions and Cancellations — Distributions,” prior to making any distribution, the Adviser will attempt to verify which shareholders in the Fund have died, and whose shares have therefore become subject to cancellation, by using certain publicly available records and databases used by [ ] in connection with its business. The Adviser believes these sources of information to be generally reliable, but it is likely that, from time to time, a distribution will be made to a deceased shareholder prior to that shareholder’s shares in the Fund being cancelled because the shareholder’s death has not become known to the Adviser. Any inadvertent distribution to a deceased investor will reduce the Fund’s assets and increase the possibility that Fund will run out of assets before the Fund makes all of its planned distributions.

Limited Operating History Risk. The Fund is a series of a closed-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance.

One-Year Offering Period Risk. The Fund will only offer shares during a one-year period in the calendar year in which its Investor Cohort reaches age 80. The Fund expects to require at least 100 individual shareholders to be able to operate as designed for its full term up to age 100. If the Fund does not have a sufficiently diversified investor base at the end of the Offering Period, the Adviser may

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

recommend that the Fund be liquidated to return assets to its investors. Investors would be able to invest those assets into the Corresponding ETF to continue to receive distributions up to age 100, but the level of distributions received from the Corresponding ETF would be lower than those expected from the Fund.

FUND EXPENSES

The purpose of the following table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

Annual Fund Operating Expenses
(as a percentage of net assets attributable to the shares)(1)

Management Fees(2)	[1.00]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(3)	0.00%

Total Annual Fund Operating Expenses	[ ]%
(Fee Waiver and/or Expense Reimbursement)(4)	[ ]%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]%

(1)

Amount assumes that the Fund issues $120,000,000 worth of shares and that the Fund’s net offering proceeds equal $120,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund issues. For example, if the offering proceeds were significantly less than this amount, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will have $120,000,000 worth of shares following the offering.

(2)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [1.00]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management of the Fund — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(3)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management of the Fund — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

(4)

Through [one year after the date of this prospectus], the Adviser has contractually agreed to waive the Unified Management Fee and/or pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, of the Fund to [ ]% of the average daily net assets of the Fund. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined in the 1940 Act) and the consent of the Adviser.

Example. The following Example is intended to help you understand the various costs and expenses that you, as a holder of shares, would bear directly or indirectly. The Example assumes that you invest $1,000 in shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. The Example should not be considered a representation of the Fund’s future expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

FINANCIAL HIGHLIGHTS

The Fund has not yet commenced investment operations, and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

THE FUND

The Fund is a series of Stone Ridge [Birth Year][F/M] Inflation-Protected Longevity Income Trust (the “Trust”), a closed-end management investment company registered under the 1940 Act. The Trust was organized as a Delaware statutory trust on [date], pursuant to a Certificate of Trust. The Fund has no operating history. The Fund’s principal office is located at One Vanderbilt Ave, 65th Floor, New York City, NY 10017.

USE OF PROCEEDS

The Fund will invest the proceeds of the offering of shares in accordance with its investment objective and policies as stated below. It is currently anticipated that the Fund will be able to invest all or substantially all of the net proceeds according to its investment objective and policies within a week of its receipt of the proceeds.

INVESTMENT OBJECTIVE, POLICIES AND RISKS

Set forth below is additional information about the Fund’s investment strategies and risks.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide reliable monthly inflation-linked distributions consisting of income and principal during the lifetime of the investor up to age 100.

There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT POLICIES

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”), primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities) and money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of interest and principal). The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities to support the Fund’s inflation-linked distributions.

TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation, a sustained increase in prices that erodes the purchasing power of money). The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the Consumer Price Index, and TIPS’ principal payments are adjusted according to changes in the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

“Inflation-linked distributions” means the Fund’s intended monthly distribution of $0.0833 per outstanding share of the Fund will be multiplied by an inflation adjustment, which is intended to reflect the cumulative impact of inflation since the launch of the Fund but may not align perfectly with inflation actually experienced by investors. The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for October of the preceding calendar year divided by (B) the level of the Consumer Price Index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Changes to the Fund’s Investment Policies. The Fund’s investment policies may be changed without shareholder approval unless a policy is identified in this prospectus or in the Statement of Additional Information as “fundamental.” The Fund’s investment objective is designated as fundamental and, as such, cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

RISK CONSIDERATIONS

Investors should carefully consider the Fund’s risks, investment objective and share cancellation policies, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including their health and (ii) consider factors such as their net worth, income, age and risk tolerance. Investment should be avoided where an investor has very serious or life-threatening health problems.

The Fund is subject to the principal risks described above under “Special Risk Considerations” and the additional risks described below. As with any investment company, there is no guarantee that the Fund will achieve its investment objective. An investor could lose part of their investment in the Fund, and the Fund could underperform other investments.

Individual Mortality Risk. Shareholders who die after the Offering Period and before the year in which members of the Investor Cohort will turn 100 will have their shares cancelled for $0 in the next quarterly cancellation following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

Individual Shareholder Health Risk. In order to achieve a positive return on their investment in the Fund following the date on which a shareholder invests in the Fund (the “Investment Date”), a shareholder must live enough years following the Investment Date to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund on the Investment Date, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. Shareholders should not invest in the Fund if they have very serious or life-threatening health problems.

Term Risk; No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. Rather, the Fund would liquidate early, and investors would not receive any distributions following the point in time at which the Fund ran out of assets.

Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate at the end of [100th birthday year], and there will be no further distributions from the Fund beyond that year.

Actuarial Risk. The Adviser will use, among other things, actuarial estimates of mortality rates provided by [ ] to manage the Fund in a manner designed to give the Fund sufficient assets to fund its anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the Fund as an attractive investment will be healthier and expected to live longer than the general population. If the Adviser’s actuarial estimates are wrong, however, the Fund may run out of assets and liquidate earlier than intended as a result.

Additionally, the actuarial estimates used by the Adviser in managing the Fund reflect [ ]’s estimates of the mortality risk faced by individuals sharing the broad demographic characteristics of the investors in the Fund (for example, age and gender). These estimates are inherently subject to the risk that changes in factors impacting the mortality rates of this population could render the estimates materially inaccurate. For instance, if a breakthrough in medical science, and the affordable and sufficiently timely distribution to a large

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

enough number of shareholders of that breakthrough, dramatically increases the life expectancy of investors in the Fund, the Fund may run out of assets prior to the Liquidation Date.

As an example of the potential for a medical breakthrough to impact the Fund, the Centers for Disease Control and Prevention has estimated that the instantaneous, complete and total elimination of all forms of cancer would increase life expectancy by [ ] years for newborns and by [ ] years for a [ ]-year-old. If (a) this breakthrough occurred [ ] years after the launch of the Fund, (b) the distribution of the breakthrough medication somehow occurred instantly and for free at that exact time to all Americans, (c) all Americans immediately took the medication and never needed another dose, and (d) its subsequent impact on shareholder mortality rates was spread evenly over the remaining [ ] years of the Fund’s term, and if there were no other material changes to shareholder mortality rates and interest rates, the Adviser (based on information provided to it by [ ]) has estimated that such a medical breakthrough would cause the Fund to liquidate in [ ] years instead of [ ] years following the launch of the Fund. Of course, if any of the assumptions in clauses (a) through (d) above were not met, the impact of such a medical breakthrough on the Fund’s expected liquidation date would be diminished.

Due to the novel nature of the Fund, it is possible that the actuarial estimates of mortality rates provided by [ ] to the Adviser will not accurately predict the mortality rates of the shareholders in the Fund. To form accurate actuarial estimates for investors in a particular product, actuaries need to make assumptions about the types of individuals who will find a product attractive. For example, purchasers of life insurance may be viewed, as a group, as facing a higher mortality risk than the general public, because they are choosing to purchase a product that pays them if they die. Conversely, annuity purchasers may be viewed, as a group, as facing a lower mortality risk than the general public, because they are choosing to purchase a product that pays them if they continue to live. [ ] will provide the Adviser actuarial estimates of mortality rates based on data for income annuities that the Adviser views as reasonably comparable to the Fund, based on the assumption that investors who view the Fund as an attractive investment will be similar in terms of health to investors who view such income annuities as attractive investments. However, because the Fund represents a novel investment product, the health of investors in the Fund may not be similar to purchasers of such annuities. If the health of investors in the Fund is even better than assumed and therefore investors in the Fund live materially longer than expected, the Fund may run out of assets prior to the Liquidation Date.

Treasury Inflation-Protected Securities (TIPS) and Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally move in line with inflation in the U.S., as measured by changes in the Consumer Price Index published as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which fluctuate in value in response to changes in the Consumer Price Index. If the Consumer Price Index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, the Consumer Price Index may not reflect the inflation experienced by the Modeled Cohort, and an investor’s living expenses may be impacted by inflation in a different amount than is measured by the Consumer Price Index. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. If shareholders were to respond to this increase in rates by tendering their shares in the Initial Repurchase Offers to redeploy their capital into such other investment options, the amount they would receive upon repurchase would be less than if interest rates were lower, because the Fund’s NAV would decline if interest rates increase. Because the Fund offers no repurchase mechanic other than cancellations for $0 after the final Initial Repurchase Offer, shareholders will generally not be able to tender their shares to redeploy their capital into such other investment options. The Fund expects to invest in zero-coupon securities. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to hedge its inflation exposure more precisely. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

No Liquidity. After the Offering Period, shares of the Fund will have no liquidity other than monthly distributions prior to the Liquidation Date. Shares of the Fund will be non-transferable and the only liquidity shareholders in the Fund can expect is from the planned distributions and upon distribution of the Fund’s assets on the Liquidation Date. Shareholders will hold their shares until the earlier of the Liquidation Date or the quarter following their death, and after such time, the shareholders’ shares will be cancelled for $0. Unlike a traditional investment company, there will be no voluntary repurchases of the shares and mandatory cancellations of the shares will occur at zero value, not based on the NAV per share. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Because the payment stream of the Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not invest in the Fund. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s shares will not be listed on any national securities exchange.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to have distributed substantially all of its assets by December of the year in which members of the Investor Cohort will turn 100. Although the Fund will seek to achieve reliable monthly distributions during the life of the Fund, following the time the Investor Cohort reaches age 100, there will be no further distributions made by the Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Management and Operational Risk; Cyber-Security Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.

Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or [ ], in providing certain actuarial information to the Adviser (as detailed above)) as part of the investment process could affect the Fund’s performance. Neither the Adviser nor [ ], in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Fund that these quantitative analyses, actuarial assumptions or models will accurately reflect the Fund’s performance. See “Inadvertent Distribution Risk” above.

The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, and the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

The Fund’s, the Adviser’s, and the Fund’s other service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud- based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Fund) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Fund, the Adviser, or the Custodian, Transfer Agent, or other third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Fund, each of whom could be negatively impacted as a result.

U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Bonds will avoid default in the future.

Inadvertent Distribution Risk. As described below under “Distributions and Cancellations — Distributions,” prior to making any distribution, the Adviser will attempt to verify which shareholders in the Fund have died, and whose shares have therefore become subject to cancellation, by using certain publicly available records and databases used by [ ] in connection with its business. The Adviser believes these sources of information to be generally reliable, but it is likely that, from time to time, a distribution will be made to a deceased shareholder prior to that shareholder’s shares in the Fund being cancelled because the shareholder’s death has not become known to the Adviser. Any inadvertent distribution to a deceased investor will reduce the Fund’s assets and increase the possibility that Fund will run out of assets before the Fund makes all of its planned distributions.

Money Market Fund Risk. The Fund intends to invest in money market funds that invest in U.S. Government Bonds. An investment in money market funds is subject to the risk that such money market funds’ income will decline because of falling interest rates. Because money market funds’ income is based on short-term interest rates, which can fluctuate significantly over short periods, income risk is expected to be high for such funds. A low or negative interest rate environment will adversely affect money market funds’ return. Low or negative interest rates, depending on their duration and severity, could prevent money market funds from, among other things, providing a positive yield and/or maintaining a stable share price of $1, which would adversely affect the Fund’s investments in money market funds. Money market funds that invest in U.S. Government Bonds are also subject to the risks described above in “U.S. Government Bonds Risk.”

Limited Operating History Risk. The Fund is a series of a closed-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance.

One-Year Offering Period Risk. The Fund will only offer shares during a one-year period in the calendar year in which its Investor Cohort reaches age 80. The Fund expects to require at least 100 individual shareholders to be able to operate as designed for its full term up to age 100. If the Fund does not have a sufficiently diversified investor base at the end of the Offering Period, the Adviser may recommend that the Fund be liquidated to return assets to its investors. Investors would be able to invest those assets into the Corresponding ETF to continue to receive distributions up to age 100, but the level of distributions received from the Corresponding ETF would be lower than those expected from the Fund.

Anti-Takeover Provisions. The Declaration of Trust, together with any amendments thereto, include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status.

Tax Risk. The Fund intends to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year. If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

MANAGEMENT OF THE FUND

Board of Trustees

The Board of Trustees of the Trust (the “Board”) oversees the conduct of the Fund’s affairs and the Adviser’s management of the Fund. The composition of the boards of trustees responsible for overseeing each other Stone Ridge Inflation-Protected Longevity Income Closed-End Fund are currently the same as the composition of the Board.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

The Adviser

Stone Ridge acts as the Fund’s investment manager under an Investment Management Agreement (the “Management Agreement”). Stone Ridge also acts as the investment adviser to each other Stone Ridge Inflation-Protected Longevity Income Closed-End Fund. Stone Ridge’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [date], Stone Ridge’s assets under management were approximately $[ ]. Stone Ridge is a Delaware limited liability company and is controlled by Stone Ridge Holdings Group LP, a holding company for the Adviser and its affiliates.

Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Fund, furnish continuously an investment program with respect to the Fund, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Fund to make investments. Stone Ridge compensates all Trustees and officers of the Fund who are members of Stone Ridge’s organization and who render investment services to the Fund. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (“Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of [1.00]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Fund but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time. Stone Ridge’s engagements with the other Stone Ridge Inflation-Protected Longevity Income Closed-End Funds are on substantially identical terms to its engagement with the Fund.

A discussion regarding the considerations of the Board for approving the Management Agreement will be included in the Fund’s first annual or semi-annual report to shareholders, as applicable, following the Fund’s commencement of operations.

Pursuant to the Management Agreement, Stone Ridge agrees to manage the investment and reinvestment of the Fund’s assets, determine what investments will be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund will be held uninvested and continuously review, supervise and administer the investment program of the Fund. In addition, under the terms of the Management Agreement, subject to the general supervision of the Board, Stone Ridge provides or causes to be furnished all supervisory, administrative, custodial and other services reasonably necessary for the operation of the Fund under the Unified Management Fee, including Stone Ridge’s own operating and overhead expenses attributable to its duties under the Management Agreement (such as salaries, bonuses, rent, office and administrative expenses, depreciation and amortization and auditing expenses).

In addition to bearing the Unified Management Fee, the Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for the Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao are the Portfolio Managers of the Fund. Each of the Portfolio Managers has been a Portfolio Manager of the Fund since inception. Each of the Portfolio Managers is also a portfolio manager of other investment companies advised by the Adviser, including mutual funds, and in particular each other Stone Ridge Inflation-Protected Longevity Income Closed-End Fund.

Nate Conrad. Nate Conrad, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Song, Mr. Stevens and Ms. Zhao. Prior to joining Stone Ridge in 2016, Mr. Conrad worked at Goldman Sachs as a vice president in the Interest Rates Trading business. Mr. Conrad is the Head of LifeX at Stone Ridge, having formerly served as the Head

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

of Markets at Stone Ridge. Mr. Conrad received his BSE in Computer Information Science from the University of Pennsylvania’s Engineering School.

Li Song. Li Song, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Conrad, Mr. Stevens, and Ms. Zhao. Prior to joining Stone Ridge in 2018, Mr. Song worked at Goldman Sachs as a senior strategist in Emerging Markets foreign exchange, interest rate, options, and credit products. Mr. Song received his PhD, M.Phil., and MA in Statistics from Columbia University and his BS in Mathematics at the University of Science and Technology of China.

Ross Stevens. Ross Stevens, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Conrad, Mr. Song, and Ms. Zhao. Mr. Stevens founded Stone Ridge in 2012. Mr. Stevens received his PhD in Finance and Statistics from the University of Chicago (Booth) and his BSE in Finance from the University of Pennsylvania (Wharton).

Yan Zhao. Yan Zhao, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Conrad, Mr. Song, and Mr. Stevens. Ms. Zhao is a co-founder of Stone Ridge. Ms. Zhao has held a variety of leadership roles at Stone Ridge, including Head of Reinsurance. Ms. Zhao holds an MBA from Harvard Business School and a BA in Economics from Harvard University.

Additional Information Regarding the Adviser and Portfolio Managers

The Statement of Additional Information provides additional information about the Adviser, including information about potential conflicts of interest that the Adviser may face in managing the Fund, and about each Portfolio Manager’s compensation and other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Fund. The Statement of Additional Information is part of this prospectus and is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com. The information (other than this prospectus, including the Statement of Additional Information) contained on, or that can be accessed through, www.stoneridgefunds.com is not part of this prospectus or the Statement of Additional Information.

Control Persons

A control person is a person who beneficially owns more than 25% of the voting securities of a company. Stone Ridge or its affiliate is currently the sole shareholder of the Fund and, therefore, a control person. However, it is anticipated that Stone Ridge or its affiliate will no longer be a control person once the Fund has had its initial share issuance to persons not affiliated with the Fund.

The Fund’s Service Providers

Custodian. [ ], located at [ ], is the Fund’s custodian. The Adviser compensates the Custodian for its services out of the Unified Management Fee.

Transfer Agent. [ ], located at [ ], is the Fund’s transfer agent and dividend disbursing agent. The Adviser compensates the Transfer Agent for its services out of the Unified Management Fee.

Administrator. [ ] (the “Administrator”), located at [ ], is the Fund’s administrator and accounting agent, performing general administrative tasks for the Fund, including, but not limited to, keeping financial books and records of the Fund. The Adviser compensates the Administrator for its services out of the Unified Management Fee.

Independent Registered Public Accounting Firm. [ ], located at [ ], serves as the Fund’s Independent Registered Public Accounting Firm, and is registered with, and subject to regular inspection by, the Public Company Accounting Oversight Board. The Adviser compensates [ ] for its services out of the Unified Management Fee.

Legal Counsel. Ropes & Gray LLP, located at 800 Boylston Street, Boston, Massachusetts, 02199 acts as legal counsel to the Fund. The Adviser compensates Ropes  & Gray LLP for its services out of the Unified Management Fee.

DISTRIBUTIONS AND CANCELLATIONS

Distributions

The Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Corresponding ETF. As discussed above, the Fund’s distributions are intended to be linked to inflation. Distributions will be adjusted based on a

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

measure of inflation provided in the formula below. The adjustments for inflation made pursuant to this formula may not align perfectly with inflation actually experienced by investors. Additionally, the adjustments for inflation will not lower the intended annual total distribution per share below $1.00 per share per year, through the end of [100th birthday year]. The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Because the Fund expects its monthly distributions to exceed the Fund’s net investment income and net realized capital gains, the Fund expects a portion of each distribution to be a return of capital (or capital gains, depending on the shareholder’s tax basis in the shares). If, in and with respect to any taxable year, the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of the shareholder’s tax basis in its shares, and to the extent it exceeds the tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. See “Distributions and Federal Income Tax Matters” for a discussion of the tax consequences of the Fund’s intended distributions.

If the actual mortality rates experienced by shareholders in the Fund during the life of the Fund are materially lower than the actuarial estimates, or if the Fund does not or is unable to effectively hedge the interest rate or inflation risk to which the Fund is exposed, the Fund may run out of assets prior to the Liquidation Date, and therefore be unable to make any further distributions. If, on any scheduled distribution date, the Fund has insufficient assets to make the planned distribution, the Fund will liquidate and distribute all proceeds from that liquidation, if any, to its shareholders at the time of the liquidation, and there will be no further distributions. See “Term Risk; No Insurance Protections Risk” above.

Cancellations for $0 Upon Death

All shares held by a shareholder who dies after the Offering Period will be cancelled by the Fund for $0 in the next quarterly cancellation following the shareholder’s death. A shareholder will lose all remaining investment in the Fund after death. In order to achieve a positive return on an investment in the Fund, the shareholder must live long enough to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund at the time of investment, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment.

Although shares may be transferred by operation of law, it is intended that no rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents.

Investors should consider investing in the Fund if they are generally healthy, desire monthly inflation-linked distributions and are willing to accept the risks of the Fund described herein, including the risk that they die earlier than expected. People with serious or life-threatening health problems should not invest in the Fund.

The purpose of the cancellation for $0 is generally to enable the Fund to pursue its objective of paying monthly inflation-linked distributions to its living shareholders through December of the year in which members of the Investor Cohort will turn 100. If deceased shareholders were able to transfer their shares or redeem their shares for the NAV per share, the Fund would not have sufficient assets to make its planned distributions to surviving shareholders through the Liquidation Date. A significant portion of the Fund’s shareholders are not expected to survive through the Liquidation Date.

Based on data from the Society of Actuaries, the current average life expectancy for a member of the Investor Cohort is [ ], and assuming such member is still alive at age 80, the member’s life expectancy will have increased to [ ]. The Adviser expects that the life expectancy of members of the Investor Cohort is higher than that of members of the broader population. A member of the Investor Cohort who purchased $10,000 of Corresponding ETF shares at the Corresponding ETF’s launch would have to live approximately [ ] years to recoup the value of their investment. The time required to recoup the value of an investment would vary for purchases of Corresponding ETF shares on subsequent dates because the NAV per share of the Corresponding ETF will fluctuate based on changes

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

in the value of the Corresponding ETF’s portfolio. In all cases, the time required to recoup the value of an investment is expected to be a function solely of the NAV per share at the time of purchase and the distributions expected to be paid by the Fund. Given the principle of the time value of money (i.e., the concept that an amount of money is worth more now than that same amount will be in the future due to its earning potential), shareholders should consider how much longer than [ ] years they would need to live to feel adequately compensated by the Fund’s distributions in exchange for their upfront investment of $10,000 in the Corresponding ETF.

Redemption at NAV Upon Death During the Offering Period

All shares held by a shareholder who has died during the Offering Period will be redeemed by the Fund for the NAV per share in the next quarterly cancellation following the Offering Period, or, if the Adviser does not learn of such shareholder’s death until after the Offering Period, in the next quarterly cancellation following the date as of which the Adviser learns of such shareholder’s death. Shareholders who die after the Offering Period will have their shares cancelled for $0 as described above under “Cancellations for $0 Upon Death.”

Procedures for Determining Cancellations

Prior to the last business day of January in the year in which the Modeled Cohort turns age 80 and in each [March, June, September and August] (each, a “Cancellation Date”), the Adviser will determine, working with [ ] and using the operational procedures [ ] uses in its business, whether any shareholder has died, resulting in eligibility for cancellation for NAV if the shareholder died during the Offering Period or $0 if the shareholder died after the Offering Period. If the Adviser determines that a shareholder has died, it will send or cause to be sent a notice of determination to that shareholder using the contact information on file with the Transfer Agent or authorized intermediary no later than the fifteenth (15th) calendar day of the month preceding the month of the Cancellation Date. Any shareholder that receives a notice in error must contact the Adviser as soon as possible. If the shareholder does not contact the Adviser or fails to respond to the Adviser’s requests for information necessary to determine whether the shareholder has died, during the approximately six-week period between delivery of the notice of determination and the Cancellation Date, the shares will be subject to cancellation. Additionally, shareholders must keep their contact information on file with the Transfer Agent or authorized intermediary up to date or they risk having their shares cancelled and not receiving distributions they would otherwise be entitled to if they are identified as being deceased in error.

If, within one year following a cancellation of a shareholder’s shares, that shareholder notifies the Adviser that he or she has not died, the Adviser will direct the Transfer Agent to reverse the cancellation. The Transfer Agent will then deliver to that shareholder any distributions paid on the shares prior to reversal and not received by that shareholder as a result of the cancellation.

Shares are not permitted to be transferred to any person or entity other than to the same individual who originally subscribed for the shares (e.g., a shareholder may transfer shares between different accounts of which the shareholder is the beneficiary or grantor). For purposes of this prospectus and the operations of the Fund, including determining whether shares are subject to cancellation, the holder of any share of the Fund will be the natural person who subscribed for that share of the Fund when the share was originally purchased, regardless of how the shares are held for state law purposes.

HOW TO PURCHASE SHARES

Shares of the Fund will not be offered other than to the Investor Cohort during the Fund’s one-year offering period between January 1 and December 31 of the year in which the Investor Cohort is age 80 (the “Offering Period”). Shares of the Fund will be offered continuously during the Offering Period at their NAV per share.

Investors will be required to provide certain demographic information, including date of birth, gender and social security number or taxpayer identification number, to enable the Fund to price its shares and to enable the Adviser to monitor for shares that may be cancelled by the Fund in the next quarterly cancellation as described under “Distributions and Cancellations — Procedures for Determining Cancellations.”

Investors should evaluate whether investing in the Fund is appropriate for them. Investors should consider investing in the Fund if they are generally healthy, desire monthly inflation-linked distributions and are willing to accept the risks of the Fund described herein, including the risk that they die earlier than expected or that other shareholders in the Fund generally live longer than expected. In order to achieve a positive return on their investment in the Fund following the Investment Date, a shareholder must live enough years following the Investment Date to receive a total amount of distributions from the Fund equal to the NAV per share of the Fund on the Investment Date, and the Fund must continue to have sufficient assets to make its planned distributions during such shareholder’s lifetime.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

People with serious or life-threatening health problems should not invest in the Fund.

The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

Investment Minimums

All investments are subject to approval of the Adviser. There is no minimum investment requirement for an investment in the shares.

Other Policies

No Share Certificates. The issuance of shares is recorded electronically on the books of the Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of the Fund you own. An investor can rely on these statements in lieu of certificates. The Fund does not issue certificates representing shares of the Fund.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each shareholder ensures that the address on file with the Transfer Agent is correct and current to ensure that the investor receives account statements and other important mailings and that the account is not deemed abandoned in accordance with state law. Accounts may be deemed abandoned if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which vary by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. While the Transfer Agent will, if it receives returned mail, attempt to locate the investor or rightful owner of the account in accordance with applicable law, if the Transfer Agent is unable to locate the investor and the account is legally considered abandoned, then it will follow the applicable escheatment requirements. It is your responsibility to ensure that you maintain a correct address for your account. Please proactively contact the Transfer Agent toll-free at (855) 609 3680 at least annually to ensure your account remains in active status. The Fund and the Adviser will not be liable to shareholders or their representatives for good faith compliance with escheatment laws.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent or authorized intermediary will verify certain information upon account opening as part of the Fund’s Anti-Money Laundering Program. You will be asked to supply certain required information, such as your full name, date of birth, social security number and permanent street address.

If the identity of a customer cannot be verified, the account will be rejected or the customer will not be allowed to perform a transaction on the account until the customer’s identity is verified. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

The Fund and its agents are not responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and repurchasing an investor’s shares when an investor’s identity is not verified.

In addition, the Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

INTERMEDIARY AND SERVICING ARRANGEMENTS

[ ] (the “Distributor”), located at [ ], is the principal underwriter and exclusive distributor of Shares of the Fund.

The Distributor will use commercially reasonable efforts to distribute the shares of the Fund, subject to various conditions, pursuant to the terms of its contract with the Fund. The Distributor will not be obligated to sell any specific amount of shares of the Fund, or to buy any of the shares. The Fund will indemnify the Distributor and its affiliates against certain liabilities, including certain liabilities arising under the Securities Act of 1933, as amended, and the 1940 Act. The Distributor will indemnify the Fund, the Adviser and each Trustee against certain liabilities arising out of or based upon the Distributor’s breach of any of its obligations, representations, warranties or covenants under its contract with the Fund, the Distributor’s failure to comply with any applicable securities laws or regulations or any

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

claim that the Fund’s registration statement, prospectus, sales literature and advertising materials or other information filed or made public by the Fund (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Fund by the Distributor in writing.

The Adviser will pay the Distributor for its services to compensate the Distributor in connection with its activities as the legal underwriter/distributor of the Fund, its advertising and sales literature review, approval and record maintenance, its facilitation and review of regulatory filing material, its assistance with financial intermediary agreement preparation and processing and its administration of the Fund’s intermediary due diligence program.

No market exists for the Fund’s shares. The Fund’s shares are not listed, and the Fund does not intend to list the shares, for trading on any national securities exchange. Under the terms of the Fund’s Declaration of Trust, the shares are non-transferable. There is no secondary market for the Fund’s shares and, because shares are non-transferable, no secondary market in the shares will develop.

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the Fund. The Fund does not believe that any portion of fees currently paid to financial intermediaries is for distribution activities.

DETERMINATION OF NET ASSET VALUE

The net asset value (“NAV”) per share of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding. The Fund’s shares will be valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business2; provided, that the Fund reserves the right to calculate the NAV more or less frequently if deemed desirable. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). In unusual circumstances, the Valuation Time may be at a time other than 4:00 p.m. Eastern time, for example, in the event of an earlier, unscheduled close or halt of trading on the NYSE. The current NAV per share of the Fund may be obtained by contacting the Transfer Agent by telephone at (855) 609-3680.

In accordance with the regulations governing registered investment companies, the Fund’s transactions in portfolio securities and purchases and sales of shares (which bear upon the number of shares outstanding) are generally not reflected in the NAV determined for the business day on which the transactions are effected (the trade date), but rather on the following business day.

The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by the Fund (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of

2 The NYSE is generally open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Non-prime money market funds, including government securities money market funds, and cash sweep programs are generally valued at amortized cost.

Other debt securities, including U.S. government debt securities, are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

The Fund generally expects that its investments in U.S. Government Bonds will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS

It is the Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any.

This section summarizes some of the important U.S. federal income tax consequences of investing in the Fund. This discussion does not address all aspects of taxation that may apply to shareholders, such as the estate tax, or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Code. Investors should consult their tax advisers for information concerning the possible application of federal, state, local or non-U.S. tax laws to them. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

The Fund intends to elect to be treated as and to qualify each year to be treated as a RIC under Subchapter M of Chapter 1 of the Code. A RIC generally is not subject to federal income tax at the fund level on income and gains that are timely distributed to shareholders. To qualify for such treatment, the Fund must meet certain income, asset diversification and distribution requirements.

Failure of the Fund to qualify and be eligible to be treated as a RIC would result in fund-level taxation and, consequently, a reduced return on investment for shareholders. The Fund could in some cases cure such failure, including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. The tax treatment of Fund distributions of capital gains is determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long investors owned their shares. Distributions of net capital gains (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which are taxed to individuals at reduced rates. Distributions of net gains from the sale or deemed disposition of investments that the Fund held or is treated as having held for one year or less will be taxable as ordinary income.

If, in and with respect to any taxable year, the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of such shareholder’s tax basis in its shares, and to the extent it exceeds such tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

A dividend will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Early each year, we will send investors a statement showing the tax status of their dividends and distributions for the prior year.

If shares are cancelled for $0 upon the shareholder’s death (or at the next quarterly cancellation following the shareholder’s death) or redeemed in the event of a shareholder’s death during the Offering Period, such deceased shareholder will not recognize a loss (or gain) for U.S. federal income tax purposes in respect of such cancellation or redemption. Instead, the person that received the shares from or through the deceased shareholder by reason of the shareholder’s death (the “Beneficiary Shareholder”) is generally expected, in the case of a cancellation, to recognize capital loss in the amount of its tax basis of the Fund shares at the time of cancellation (and in the case of a redemption to recognize capital gain or capital loss in an amount equal to the difference between its tax basis in the Fund shares at the time of the redemption and the amount received in the redemption). However, the basis of the shares in the hands of the Beneficiary Shareholder will equal the fair market value (for U.S. federal income tax purposes) of the shares at the date of the deceased shareholder’s death and, at such time, in the case of a cancellation, the fair market value of such Fund shares is expected to be close to $0 because the shares will be cancelled during the quarter following the deceased shareholder’s death (and, in the case of a redemption, the fair market value of such Fund shares is expected to be close to the redemption price for such shares). As a result, the Beneficiary Shareholder might not recognize a loss even in the event that the total amount of distributions received by the deceased shareholder and the Beneficiary Shareholder are collectively less than the purchase price the deceased shareholder paid for shares of the Corresponding ETF.

If, after the death of a shareholder, a Beneficiary Shareholder receives one or more distributions prior to the cancellation by the Fund of such shares, such Beneficiary Shareholder is generally subject to U.S. federal income tax on the distributions (which may be taxed as ordinary income, return of capital or capital gains, as described above). Further, any loss it realizes on the cancellation of such shares will be a capital loss without regard to whether the distribution was treated as capital gain or ordinary income.

If, within one year following a cancellation of a shareholder’s shares, that shareholder notifies the Adviser that he or she has not died, the Adviser will direct the Transfer Agent to reverse such cancellation. The Transfer Agent will then deliver to that shareholder any distributions paid on the shares prior to reversal and not received by that shareholder (or a person purported to be a Beneficiary Shareholder) because of the cancellation. The shareholder will generally realize a loss on the inadvertent cancellation. In general, if the Adviser were to reverse a prior cancellation as described in this paragraph, the shareholder would (i) likely recognize income, which might be treated as ordinary income, on the receipt of the shares at least to the extent of the loss that such shareholder previously recognized, (ii) have a tax basis in the reacquired shares equal to the amount delivered by the shareholder for such shares plus the amount recognized as income under clause (i), and (iii) the distributions delivered to the shareholder would be included in the shareholder’s income, generally as ordinary income.

From time to time, the Fund may make a tender offer for its shares. The sale, exchange or redemption of shares of the Fund will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than twelve months. Otherwise, the gain or loss generally will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to those shares. If a shareholder tenders fewer than all of its shares, such shareholder may be treated as having received a distribution under Section 301 of the Code (“Section 301 distribution”) unless the redemption is treated as being either (i) “substantially disproportionate” with respect to such shareholder or (ii) otherwise “not essentially equivalent to a dividend” under the relevant rules of the Code. A Section 301 distribution is not treated as a sale or exchange giving rise to a capital gain or loss, but rather is treated as a dividend to the extent supported by the Fund’s current and accumulated earnings and profits, with the excess treated as a return of capital reducing the shareholder’s tax basis in Fund shares, and thereafter as capital gain. Where a redeeming shareholder is treated as receiving a dividend, there is a risk that non-tendering shareholders whose interests in the Fund increase as a result of such tender will be treated as having received a taxable distribution from the Fund. The extent of such risk will vary depending upon the particular circumstances of the tender offer, in particular whether such offer is a single and isolated event or is part of a plan for periodically redeeming the shares of the Fund; if isolated, any such risk is likely remote. To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders or otherwise repurchases Fund shares, the Fund may be required to make additional distributions to its shareholders.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. The Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

The Fund’s investments in debt instruments and inflation-indexed securities may increase or accelerate the Fund’s recognition of income or gain and may affect the timing, amount or character of the Fund’s distributions.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, interest and net gains from the disposition of investment property (including the Fund’s ordinary income dividends and Capital Gain Dividends). Shareholders should consult their tax advisers regarding the effect, if any, that this provision may have on their investment in the Fund.

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and Internal Revenue Service (“IRS”) guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA 30% of ordinary dividends the Fund pays to that shareholder. If a payment by the Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and Capital Gain Dividends the Fund pays will not be subject to FATCA withholding. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

The states generally permit investment companies, such as the Fund, to “pass through” to their shareholders the state and local tax exemption on income earned from investments in the types of U.S. Treasury obligations the Fund expects to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Fund generally expects that shareholders will be allowed to exclude from state and local taxable income distributions made to the shareholder by the Fund that are attributable to interest the Fund directly or indirectly earned on such investments. Investors should consult their tax advisers regarding the applicability of any such exemption to their situation, particularly with respect to their applicable state and local tax laws.

The discussion above is very general. Investors should consult their tax advisers about the effect that an investment in the Fund could have on their tax situation, including possible foreign, federal, state or local tax consequences, or about any other tax questions they may have.

DESCRIPTION OF THE FUND

The Trust is a statutory trust established under the laws of State of Delaware by the Certificate of Trust dated [date]. The Declaration of Trust authorizes the Trust to issue an unlimited number of shares of beneficial interest, par value, unless the Trustees shall otherwise determine, $0.001 per share. All shares have equal rights to the payment of dividends and other distributions and the distribution of assets of the Fund upon liquidation. Shares are, when issued, fully paid and non-assessable by the Fund and have no pre-emptive or conversion rights or rights to cumulative voting. Under the terms of the Declaration of Trust, the shares are, except as set forth below, non-transferable. All shares held by a shareholder who has died after the Offering Period will be cancelled by the Fund for $0 in the next quarterly cancellation following the shareholder’s death.

Each Share is entitled to share equally in dividends declared by the Board payable to holders of shares and in the net assets of the Fund available for distribution to holders of shares upon liquidation. The Fund will liquidate on the Liquidation Date.

The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of the Fund solely by reason of such person’s status as a shareholder or former shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

The Declaration of Trust provides that shareholders may bring a derivative action on behalf of the Fund only if certain conditions are met, including that a shareholder make a pre-suit demand upon the Fund’s Trustees to bring the subject action and that the Trustees be afforded a reasonable amount of time to consider such request and to investigate the basis of such claim. In addition, the Declaration of Trust requires that shareholders holding at least 10% of the Fund’s shares must join in any request for the Trustees to commence an

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

action, and that shareholders making such request undertake to reimburse the Fund for any expenses of counsel or advisors hired by the Trustees to consider such demand in the event that the Trustees determine not to bring an action. Any decision by the Trustees after considering such demand to bring, maintain or settle (or not to bring, maintain or settle) such action shall be binding upon shareholders. The limitations on derivative actions in the Declaration of Trust do not apply to claims under the federal securities laws.

Shareholders have no pre-emptive or conversion rights. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees will distribute the remaining assets of the Fund among the holders of the shares.

The Board may classify or reclassify any issued or unissued shares of the Fund into shares of any class by redesignating such shares or by setting or changing in any one or more respects, from time to time, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the Declaration of Trust and the 1940 Act.

As of [date], the following number of shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	$[0]	$[ ]

Anti-Takeover Provisions. The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s assets or liquidation. Reference should be made to the Declaration of Trust on file with the Commission for the full text of these provisions.

REPORTS TO SHAREHOLDERS

The Fund sends to shareholders unaudited semi-annual and audited annual reports, including a consolidated list of investments held.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

ADDITIONAL INFORMATION

The prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the Commission. The complete Registration Statement may be obtained from the Commission upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling (855) 609-3680.

Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this prospectus forms a part, each such statement being qualified in all respects by such reference.

APPENDIX A

Stone Ridge Inflation-Protected Longevity Income Closed-End Funds

Fund	Investor Cohort Year of Birth and Gender	Corresponding ETF
Stone Ridge 1948M Inflation-Protected Longevity Income Closed-End Fund	1948, Male	Stone Ridge 2048 Inflation-Protected Longevity Income ETF
Stone Ridge 1948F Inflation-Protected Longevity Income Closed-End Fund	1948, Female	Stone Ridge 2048 Inflation-Protected Longevity Income ETF
Stone Ridge 1949M Inflation-Protected Longevity Income Closed-End Fund	1949, Male	Stone Ridge 2049 Inflation-Protected Longevity Income ETF
Stone Ridge 1949F Inflation-Protected Longevity Income Closed-End Fund	1949, Female	Stone Ridge 2049 Inflation-Protected Longevity Income ETF
Stone Ridge 1950M Inflation-Protected Longevity Income Closed-End Fund	1950, Male	Stone Ridge 2050 Inflation-Protected Longevity Income ETF
Stone Ridge 1950F Inflation-Protected Longevity Income Closed-End Fund	1950, Female	Stone Ridge 2050 Inflation-Protected Longevity Income ETF
Stone Ridge 1951M Inflation-Protected Longevity Income Closed-End Fund	1951, Male	Stone Ridge 2051 Inflation-Protected Longevity Income ETF
Stone Ridge 1951F Inflation-Protected Longevity Income Closed-End Fund	1951, Female	Stone Ridge 2051 Inflation-Protected Longevity Income ETF
Stone Ridge 1952M Inflation-Protected Longevity Income Closed-End Fund	1952, Male	Stone Ridge 2052 Inflation-Protected Longevity Income ETF
Stone Ridge 1952F Inflation-Protected Longevity Income Closed-End Fund	1952, Female	Stone Ridge 2052 Inflation-Protected Longevity Income ETF
Stone Ridge 1953M Inflation-Protected Longevity Income Closed-End Fund	1953, Male	Stone Ridge 2053 Inflation-Protected Longevity Income ETF
Stone Ridge 1953F Inflation-Protected Longevity Income Closed-End Fund	1953, Female	Stone Ridge 2053 Inflation-Protected Longevity Income ETF

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Fund	Investor Cohort Year of Birth and Gender	Corresponding ETF
Stone Ridge 1954M Inflation-Protected Longevity Income Closed-End Fund	1954, Male	Stone Ridge 2054 Inflation-Protected Longevity Income ETF
Stone Ridge 1954F Inflation-Protected Longevity Income Closed-End Fund	1954, Female	Stone Ridge 2054 Inflation-Protected Longevity Income ETF
Stone Ridge 1955M Inflation-Protected Longevity Income Closed-End Fund	1955, Male	Stone Ridge 2055 Inflation-Protected Longevity Income ETF
Stone Ridge 1955F Inflation-Protected Longevity Income Closed-End Fund	1955, Female	Stone Ridge 2055 Inflation-Protected Longevity Income ETF
Stone Ridge 1956M Inflation-Protected Longevity Income Closed-End Fund	1956, Male	Stone Ridge 2056 Inflation-Protected Longevity Income ETF
Stone Ridge 1956F Inflation-Protected Longevity Income Closed-End Fund	1956, Female	Stone Ridge 2056 Inflation-Protected Longevity Income ETF
Stone Ridge 1957M Inflation-Protected Longevity Income Closed-End Fund	1957, Male	Stone Ridge 2057 Inflation-Protected Longevity Income ETF
Stone Ridge 1957F Inflation-Protected Longevity Income Closed-End Fund	1957, Female	Stone Ridge 2057 Inflation-Protected Longevity Income ETF
Stone Ridge 1958M Inflation-Protected Longevity Income Closed-End Fund	1958, Male	Stone Ridge 2058 Inflation-Protected Longevity Income ETF
Stone Ridge 1958F Inflation-Protected Longevity Income Closed-End Fund	1958, Female	Stone Ridge 2058 Inflation-Protected Longevity Income ETF
Stone Ridge 1959M Inflation-Protected Longevity Income Closed-End Fund	1959, Male	Stone Ridge 2059 Inflation-Protected Longevity Income ETF
Stone Ridge 1959F Inflation-Protected Longevity Income Closed-End Fund	1959, Female	Stone Ridge 2059 Inflation-Protected Longevity Income ETF
Stone Ridge 1960M Inflation-Protected Longevity Income Closed-End Fund	1960, Male	Stone Ridge 2060 Inflation-Protected Longevity Income ETF
Stone Ridge 1960F Inflation-Protected Longevity Income Closed-End Fund	1960, Female	Stone Ridge 2060 Inflation-Protected Longevity Income ETF
Stone Ridge 1961M Inflation-Protected Longevity Income Closed-End Fund	1961, Male	Stone Ridge 2061 Inflation-Protected Longevity Income ETF
Stone Ridge 1961F Inflation-Protected Longevity Income Closed-End Fund	1961, Female	Stone Ridge 2061 Inflation-Protected Longevity Income ETF
Stone Ridge 1962M Inflation-Protected Longevity Income Closed-End Fund	1962, Male	Stone Ridge 2062 Inflation-Protected Longevity Income ETF

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Fund	Investor Cohort Year of Birth and Gender	Corresponding ETF

Stone Ridge 1962F Inflation-Protected Longevity Income Closed-End Fund	1962, Female	Stone Ridge 2062 Inflation- Protected Longevity Income ETF

Stone Ridge 1963M Inflation-Protected Longevity Income Closed-End Fund	1963, Male	Stone Ridge 2063 Inflation- Protected Longevity Income ETF

Stone Ridge 1963F Inflation-Protected Longevity Income Closed-End Fund	1963, Female	Stone Ridge 2063 Inflation- Protected Longevity Income ETF

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

STONE RIDGE’S PRIVACY NOTICE

Stone Ridge’s Commitment to Privacy

Stone Ridge Asset Management LLC (together with its affiliates, “Stone Ridge”) recognizes and respects your privacy. This Privacy Notice describes the types of non-public personal information Stone Ridge obtains, how Stone Ridge uses that information and to whom Stone Ridge discloses it. Non-public personal information means personally identifiable financial information that is not publicly available and any list, description or other grouping of consumers (and publicly available information pertaining to such consumers) that is derived using any personally identifiable financial information that is not publicly available. If you are an individual investor, this Privacy Notice will be relevant to you directly. If you are providing information to Stone Ridge on behalf of other individuals, such as your employees or clients, this Privacy Notice will be relevant to those individuals, and you should transmit this document to such individuals or otherwise advise them of its content.

Information Stone Ridge Collects About You

Stone Ridge collects the following categories of non-public personal information about you:

●	Information that you provide, which may include your name and address, social security number or tax identification number, date of birth and/or other information;

●	Information about transactions and balances in accounts with Stone Ridge;

●	Information about transactions and balances in accounts with non-affiliated third parties; and

●

Information from consumer reporting agencies, service providers or other sources that may be engaged or consulted in connection with conducting due diligence, know-your-customer, anti-money laundering and other checks required to be performed in relation to admitting new investors.

How Stone Ridge Discloses Your Personal Information

Stone Ridge uses your non-public personal information primarily to complete financial transactions that you request or to make you aware of other financial products and services. Stone Ridge does not sell your non-public personal information to third parties. Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

●

To service providers (including financial, technical, marketing and professional service providers and consultants) and financial institutions that provide services to the Stone Ridge, who are required protect the confidentiality of your personal information and to use the information only for the purposes for which it is disclosed to them.

●

To regulatory, self-regulatory, administrative or law enforcement agencies or other oversight bodies in certain circumstances where we are required to share personal information and other information with respect to your interest in an investment with the relevant regulatory authorities. They, in turn, may exchange this information with other authorities, including tax authorities.

●	As authorized, for example, by subscription agreements or organizational documents of an investment and as authorized by you or your designated representatives or other authorized persons.

●

In connection with a corporate transaction — for example, to third parties as part of a corporate business transaction, such as a merger, acquisition, joint venture or financing or sale of company assets.

How Stone Ridge Safeguards and Retains Your Personal Information

Stone Ridge restricts access to non-public personal information about you to its employees and to third parties, as described above. Stone Ridge maintains physical, electronic, and procedural safeguards reasonably designed to protect the confidentiality of your non-public personal information. Despite these security measures that Stone Ridge has put in place to protect your personal information, no such measures can guarantee security or protect against unauthorized activity. Stone Ridge may retain your personal information for such a period as permitted or required by any applicable laws or regulations and for such a period as may be permitted in accordance with the lawful purposes or legitimate interests outlined above.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Keeping You Informed

Stone Ridge reserves the right to modify this policy at any time and will keep you informed of further changes as required by law.

The information in this form of prospectus is not complete and may be changed. This form of prospectus is not an offer to sell or the solicitation of an offer to buy securities.

Stone Ridge [Birth Year][F/M Inflation-Protected Longevity Income] Closed-End Fund

For More Information

To obtain other information and for shareholder inquiries:

By telephone:	(855) 609-3680

By mail:	Stone Ridge [Birth Year][F/M] Inflation-Protected Longevity Income Closed-End Fund c/o [ ] [ ]

On the Internet:	SEC EDGAR database – www.sec.gov

The Fund’s investment company registration number is 811-[ ].

USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of thirty-four series. The series are investment portfolios of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports. Annual and semi-annual reports to shareholders provide additional information about a Fund’s investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance, as well as the auditors’ report (in the annual report only).

Statement of Additional Information. The Statement of Additional Information provides more detailed information about each Fund. It is incorporated by reference into (and is legally a part of) this combined prospectus.

How to Obtain Additional Information.

•

You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about a Fund by contacting the Transfer Agent at (855) 609-3680, writing the Fund at Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, visiting the Fund’s website at www.stoneridgefunds.com or calling your financial intermediary.

You may review and copy information about a Fund, including reports and other information about the Fund, on the EDGAR Database on the Commission’s website at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. You may need to refer to the Fund’s file number.

If someone makes a statement about the Fund that is not in this prospectus, you should not rely upon that information. Neither the Funds nor the Distributor are offering to sell shares of a Fund to any person to whom the Fund may not lawfully sell its shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

You may contact us by telephone at (855) 609-3680.

You can also visit our website at:

www.stoneridgefunds.com

Distributor

[ ]

Investment Adviser

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

Investment Company Act File Number: 811-22761

The information in this statement of additional information is not complete and may be changed. A registration statement relating to the securities described herein has been filed with the Securities and Exchange Commission. These securities may not be sold until the registration statement becomes effective. This statement of additional information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

STATEMENT OF ADDITIONAL INFORMATION

STONE RIDGE TRUST

STONE RIDGE LONGEVITY INCOME ETFs

Fund	Ticker Symbol
Stone Ridge 2048 Longevity Income ETF	[ ]

Stone Ridge 2049 Longevity Income ETF	[ ]

Stone Ridge 2050 Longevity Income ETF	[ ]

Stone Ridge 2051 Longevity Income ETF	[ ]

Stone Ridge 2052 Longevity Income ETF	[ ]

Stone Ridge 2053 Longevity Income ETF	[ ]

Stone Ridge 2054 Longevity Income ETF	[ ]

Stone Ridge 2055 Longevity Income ETF	[ ]

Stone Ridge 2056 Longevity Income ETF	[ ]

Stone Ridge 2057 Longevity Income ETF	[ ]

Stone Ridge 2058 Longevity Income ETF	[ ]

Stone Ridge 2059 Longevity Income ETF	[ ]

Stone Ridge 2060 Longevity Income ETF	[ ]

Stone Ridge 2061 Longevity Income ETF	[ ]

Stone Ridge 2062 Longevity Income ETF	[ ]

Stone Ridge 2063 Longevity Income ETF	[ ]

[ ], 2024

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

(855) 609-3680

Stone Ridge Trust consists of thirty-four series, including each fund listed above (each, a “Stone Ridge Longevity Income ETF” or a “Fund” and, collectively, the “Funds”). Additional Stone Ridge Trust funds are offered in separate prospectuses and statements of additional information.

Each Fund is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shares of the Funds are listed and traded on [ ] (the “Exchange”) under the tickers listed above.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated [ ], 2024, as may be supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus, as well as material incorporated by reference into the Funds’ Registration Statement and other information regarding the Funds. Each Fund commenced operations following the reorganization of a corresponding series of the Trust (a “Predecessor Fund”) into such Fund on [date], 2024 (the “Reorganization”). As of the date of the Reorganization, the Predecessor Funds had not completed their initial year of operations. Therefore, the Funds do not have any financial statements. Financial statements will be available in the Funds’ annual and semi-annual reports when they are prepared and information contained in the financial statements for periods prior to the Reorganization will be for the Predecessor Funds. Copies of the Prospectus and/or the annual and semi-annual reports, when available, may be obtained without charge by writing to the Funds, by calling (855) 609-3680, or by visiting www.stoneridgefunds.com or the EDGAR database on the Commission’s website (www.sec.gov). The Funds’ address is One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

STONE RIDGE TRUST

STONE RIDGE LONGEVITY INCOME ETFs

ADDITIONAL INVESTMENT INFORMATION, RISKS AND RESTRICTIONS

Each Fund is an exchange-traded fund (an “ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) and money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.

The Prospectus discusses the investment objective of each Fund, as well as the principal investment strategies it employs to achieve its objective and the principal investment risks associated with those strategies. Additional information about the strategies and other investment practices each Fund may employ and certain related risks of the Funds are described below. Each Fund is an investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012.

Each Fund has been designed to provide monthly distributions up to age 100 for investors born in a certain year as set forth in the Fund’s prospectus (the “Modeled Cohort”). However, each Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year. In the year in which a Modeled Cohort reaches age 80, members of the Modeled Cohort are expected to be eligible to invest in one of two corresponding closed-end investment management companies (the “Closed-End Funds”).

There can be no assurance that a Fund will achieve its investment objective. There can be no guarantee that a Closed-End Fund will be available when a Modeled Cohort reaches age 80. This SAI is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. Additionally, each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed by the Board of Trustees of the Trust (the “Board”) without a vote of shareholders.

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for the deposit (or delivery) of a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares may be purchased or redeemed at NAV only in Creation Units by authorized participants (“Authorized Participants”) and, generally, in exchange for Deposit Securities and a Cash Component. See the “Creation and Redemption of Creation Units” section of this SAI.

Shares of the Funds are listed and trade on [ ] (the “Exchange”) at market prices that may be at, above or below the Fund’s NAV.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus. References in this SAI to the Funds investing in any instrument, security or strategy includes direct or indirect investment, including gaining exposure through derivatives or other investment companies.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the “How the Funds Differ from Traditional Mutual Funds—Exchange Listing” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: [(i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.]

As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

The Trust reserves the right to adjust the share prices of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor’s equity interest in the Funds.

1

Additional Investment Information and Risks

U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), Treasury bonds (which have maturities of more than ten years when issued) and zero-coupon securities. Zero-coupon securities are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of the United States government may cause the value of each Fund’s direct or indirect investment in Treasury obligations to decline. Securities issued by the U.S. Treasury have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments). However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies.

Portfolio Turnover. Purchases and sales of portfolio investments may be made as considered advisable by Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for each Fund and may result in higher taxes when Fund shares are held in a taxable account. Portfolio turnover information for the Funds is not presented because the Funds have not completed their first fiscal year of operations as of the date of this SAI. Based on each Fund’s portfolio of investments, each Fund anticipates having a modest portfolio turnover rate.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. Portfolio turnover rate excludes in-kind transactions, if any. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short- term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

U.S. Government Security Derivatives Risk. Each Fund may enter into derivatives contracts with respect to any security or other instrument in which it is permitted to invest or with respect to any related security, instrument or index (“reference instruments” or “reference securities”). The Fund may seek to hedge its exposure to interest rates and inflation through investments in futures, swaps or other derivative instruments on U.S. Government Bonds (“U.S. Government Bonds Derivatives”). This universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Bonds. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility. Each Fund incurs costs in connection with opening and closing derivatives positions.

In a centrally cleared derivatives transaction, a Fund’s counterparty is a clearing house, rather than a bank or broker, and the credit risk is generally less than for privately negotiated derivatives because a clearinghouse provides a guarantee of performance. However, it is not clear how an insolvency proceeding of a clearinghouse would be conducted. A Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives.

The use of derivatives can lead to losses because of adverse movements in the price or value of the reference instrument, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in each Fund, which magnifies the Fund’s exposure to the reference instrument and magnifies potential losses. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior, unexpected events or the Adviser’s failure to use derivatives effectively. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the reference instrument.

2

Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. The Fund intends to qualify as a “limited derivatives user” under Rule 18f-4, and, therefore, it is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets, and to maintain written policies and procedures reasonably designed to manage its derivatives risk. Compliance with Rule 18f-4 will restrict the Fund’s ability to engage in certain derivatives transactions.

U.S. Government Bonds Derivatives Tax Issues. The Funds’ investments in derivative instruments could affect the amount, timing and character of each Fund’s distributions; in some cases, the tax treatment of such investments may not be certain. The tax issues relating to these and other types of investments and transactions are described more fully under “Distributions and Federal Income Tax Matters” in the Prospectus.

Regulatory Issues. With respect to each Fund, the Adviser has claimed an exclusion from the definition of the term commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) pursuant to Commodity Futures Trading Commission Rule 4.5. Accordingly, the Adviser (with respect to each Fund) is not subject to registration or regulation as a CPO under the CEA. To remain eligible for the exclusion, each Fund is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

[Liquidity Risk Management. Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Funds, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Funds have implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed the Adviser as the administrator of the Liquidity Program. Under the Liquidity Program, the Adviser assesses, manages, and periodically reviews each Fund’s liquidity risk and, if required, classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interest in a Fund. The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.]

Zero-Coupon Securities. The Funds can invest in zero-coupon securities. Zero-coupon securities will typically be U.S. Treasury notes and U.S. Treasury bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

A Fund’s investment in zero-coupon securities may cause the Fund to recognize income for federal income tax purposes without a corresponding receipt of cash; this can require the Fund to dispose of investments, including when not otherwise advantageous to do so, to meet distribution requirements.

Investment Restrictions

Fundamental Investment Restrictions of the Funds. The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Under these restrictions, each Fund:

(1) may issue senior securities to the extent permitted by applicable law;

3

(2) may borrow money to the extent permitted by applicable law;

(3) may not underwrite securities;

(4) may not purchase, sell or hold real estate;

(5) may not make loans;

(6) may not purchase and sell commodities, except that each Fund may purchase and sell futures contracts and options and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest 25% or more of its total assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Where applicable, the foregoing investment restrictions shall be interpreted based on the applicable rules, regulations and pronouncements of the U.S. Securities and Exchange Commission (the “Commission”) and its staff.

Creation and Redemption of Creation Units

General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor (as defined below) or its agent, without a sales load, at a price based on each Fund’s NAV next determined after receipt, on any business day, which is any day the New York Stock Exchange is open for business1 (each, a “Business Day”), of an order received by the Distributor or its agent in proper form. On days when the New York Stock Exchange closes earlier than normal, a Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund and the approximate value of such Creation Unit as of the date of this SAI:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
Stone Ridge 2048 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2049 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2050 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2051 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2052 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2053 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2054 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2055 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2056 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2057 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2058 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2059 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2060 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2061 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2062 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2063 Longevity Income ETF	[ ]	[ ]

In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

1 The NYSE is generally open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust collateral as set forth [in the Authorized Participant Agreement]. The Trust may use such collateral at any time to purchase Deposit Securities. See the “Creation and Redemption of Creation Units” section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

Fund Deposit. The consideration for purchases of Creation Units of a Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute a “Fund Deposit” or “basket” as that term is used in Rule 6c-11 under the 1940 Act. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

The identity and number or par value of the Deposit Securities change pursuant to changes in the composition of a Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.

The Trust may, in its sole discretion, substitute an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security.

Cash Purchase Method. In limited circumstances when partial or full cash purchases of Creation Units are available or specified, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. The Authorized Participant may also be required to pay certain transaction fees and charges for cash purchases, as described below, and may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs as described in this SAI.

Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“CNS”) of the National Securities Clearing Corporation (“NSCC”) (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant (as defined below), and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of the Depository Trust Company (“DTC”) in the name of Cede & Co. for the account of a DTC Participant.

Role of the Authorized Participant. Creation Units may be purchased only by an Authorized Participant. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment

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of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. At any given time, there may be only a limited number of Authorized Participants that have entered into an Authorized Participant Agreement. A list of current Authorized Participants may be obtained from the Distributor. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.

Placement of Creation Orders. Fund Deposits must be delivered through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate and municipal securities) or through a central depository account, such as with Euroclear or DTC, maintained by the Custodian (as defined below) or a sub-custodian (a “Central Depository Account”). Any portion of a Fund Deposit that may not be delivered through the Federal Reserve System or DTC must be delivered through a Central Depository Account. The Fund Deposit transfers made through DTC must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Funds generally before 3:00 p.m. Eastern time on the Settlement Date. Fund Deposit transfers made through the Federal Reserve System must be deposited by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number or amount of Deposit Securities or cash through the Federal Reserve System to the account of the Funds generally before 3:00 p.m. Eastern time on the Settlement Date. Fund Deposit transfers made through a Central Depository Account must be completed pursuant to the requirements established by the custodian or sub-custodian for such Central Depository Account generally before 2:00 p.m. Eastern time on the Settlement Date. The “Settlement Date” for all funds is generally the first, second or third Business Day, as applicable, after the date on which an order to create Creation Units (or an order to redeem Creation Units) is placed. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian generally before 3:00 p.m. Eastern time on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m. Eastern time on the Settlement Date, the creation order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Funds. The delivery of Creation Units so created generally will occur no later than the first, second or third Business Day, as applicable, following the day on which the purchase order is deemed received by the Distributor, provided that the relevant Fund Deposit has been received by the Funds prior to such time. Effective as of May 28, 2024, the typical Settlement Date for each Fund became T+1, unless the Fund and Authorized Participant agree to a different Settlement Date.

Purchase Orders. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m. Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the [Authorized Participant Agreement] and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. A list of current Authorized Participants may be obtained from the Distributor. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cut-Off Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cut-Off Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 4:00 p.m. Eastern time on any Business Day in order to receive that day’s NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by a Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may

6

impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday may not be accepted. Each Fund’s deadline specified above for the submission of purchase orders is referred to as that Fund’s “Cut-Off Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor’s or its agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if received in good order as determined by the Trust in its sole discretion, will be processed based on the NAV next determined after receipt of an order in proper form as described in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to each Fund’s right (and the right of the Distributor and the Adviser) to reject any order until acceptance, as set forth below.

Once a Fund has received in good order an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Each Fund reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners; or (vii) circumstances outside the control of the Fund, the Distributor or its agent and the Adviser make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, the Custodian, any sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and the Adviser shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+1, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law.

To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral [consisting of cash USD having a value (marked to market daily) of at least 105% of the value of the missing shares, which the Trust may change from time to time (and at its own discretion)]. The Trust may use such collateral at any time to buy Deposit Securities for the Funds. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning the Funds’ current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund and the Fund’s determination shall be final and binding.

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Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is generally the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The standard creation transaction fee may be reduced by a Fund if transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee. If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived or reimbursed in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s standard creation transaction fees (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*
Stone Ridge 2048 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2049 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2050 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2051 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2052 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2053 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2054 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2055 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2056 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2057 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2058 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2059 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2060 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2061 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2062 Longevity Income ETF	[ ]	[ ]
Stone Ridge 2063 Longevity Income ETF	[ ]	[ ]
*	As a percentage of the NAV per Creation Unit.

Redemption of Creation Units. Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

Each Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (the “Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of a Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

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The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. Each Fund generally redeems Creation Units for Fund Securities, but each Fund reserves the right to utilize a cash option for redemption of Creation Units. Each Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket.

Cash Redemption Method. In limited circumstances when partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. The Authorized Participant may also be required to pay certain transaction fees and charges for cash redemptions, as described below, and may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs as described in this SAI.

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is generally the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The standard redemption transaction fee may be reduced by a Fund if transfer and processing expenses associated with the redemption are anticipated to be lower than the stated fee. If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s standard redemption transaction fees and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
Stone Ridge 2048 Longevity Income ETF	2%	2%
Stone Ridge 2049 Longevity Income ETF	2%	2%
Stone Ridge 2050 Longevity Income ETF	2%	2%
Stone Ridge 2051 Longevity Income ETF	2%	2%
Stone Ridge 2052 Longevity Income ETF	2%	2%
Stone Ridge 2053 Longevity Income ETF	2%	2%
Stone Ridge 2054 Longevity Income ETF	2%	2%
Stone Ridge 2055 Longevity Income ETF	2%	2%
Stone Ridge 2056 Longevity Income ETF	2%	2%
Stone Ridge 2057 Longevity Income ETF	2%	2%
Stone Ridge 2058 Longevity Income ETF	2%	2%
Stone Ridge 2059 Longevity Income ETF	2%	2%
Stone Ridge 2060 Longevity Income ETF	2%	2%
Stone Ridge 2061 Longevity Income ETF	2%	2%
Stone Ridge 2062 Longevity Income ETF	2%	2%
Stone Ridge 2063 Longevity Income ETF	2%	2%

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*As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee (for the avoidance of doubt, the sum of the standard redemption transaction fee and the maximum additional charge will not exceed 2% of the value of the shares redeemed for each Fund).

Placement of Redemption Orders. Redemption requests for Creation Units of the Funds must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m. Eastern time on any Business Day in order to receive that day’s NAV. On days when the Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. A list of current Authorized Participants may be obtained from the Distributor.

The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds’ Transfer Agent (as defined below); such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds’ Transfer Agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.

Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner (as defined below) thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by a Fund are generally made within one Business Day (i.e., “T+1”). Each Fund reserves the right to settle redemption transactions on a basis other than T+1, if necessary or appropriate under the circumstances and compliant with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in the U.S. bond market that is not a holiday observed in the U.S. equity market.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral [consisting of cash USD having a value (marked to market daily) of at least 105% of the value of the missing shares, which the Trust may change from time to time (and at its own discretion)]. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of

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the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.

Because the portfolio securities of a Fund may trade on exchange(s) on days that the Exchange is closed, are Securities Industry and Financial Markets Association holidays or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or purchase or sell shares of such Fund on the Exchange on days when the NAV of such a Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the applicable Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Custom Baskets. Creation and Redemption baskets may differ and each Fund will accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for each Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. The Adviser has established a governance process to oversee basket compliance for the Funds, as set forth in each Fund’s policies and procedures.

Taxation on Creations and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the U.S. Internal Revenue Service (“IRS”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Authorized Participants who are dealers in securities are subject to different tax treatment on the exchange for or redemption of Creation Units.

DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on the Exchange, each Fund publicly discloses its entire portfolio holdings via its website ([website address]) and the NSCC and the composition of the in-kind creation basket and the in-kind redemption basket via the NSCC. The holdings of each Fund will also be disclosed in quarterly filings with the Commission on Form N-PORT as of the end of the first and third quarters of the Funds’ fiscal year and on Form N-CSR as of the second and fourth quarters of the Funds’ fiscal year.

Subject to certain limitations on disclosure of material non-public information, portfolio holdings of a Fund may generally be made available more frequently and prior to their public availability (i) to Authorized Participants, market makers and liquidity providers (e.g., in the course of negotiating a custom basket), (ii) to service providers of the Funds or the Adviser, including outside legal counsel, an accounting or auditing firm, an administrator, custodian, principal underwriter, pricing service, proxy voting service, financial printer, third party that delivers analytical, statistical or consulting services, ratings or rankings agency or other third party that may require such information to provide services for the benefit of the Fund; (iii) to current or prospective Fund shareholders (including shareholders of record of indirect investments in a Fund through another Fund) and their consultants or agents; (iv) as required by law; and (v) for any other legitimate business purpose.

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Disclosure of portfolio holdings of a Fund prior to their public availability generally requires that the recipient has agreed, typically by means of a confidentiality agreement, that they will use that information solely for the purpose for which the information was disclosed and will not use or disclose any portion or aspect of the information for any other purpose without prior consent.

The Adviser has adopted and the Board has approved policies and procedures reasonably designed to ensure that disclosure of portfolio holdings information for each Fund is handled as described herein. These policies and procedures provide that none of the Funds, their service providers, the Adviser, or any other party may receive compensation in connection with the disclosure of portfolio holdings. They also require that any potential conflict of interest associated with any disclosure of portfolio holdings is to be evaluated and resolved by the Trust’s Chief Compliance Officer (“CCO”).

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule  153 under the Securities Act is available only with respect to transactions on an exchange.

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of the Funds are managed under the oversight of the Board subject to the laws of the State of Delaware and the Trust’s Fifth Amended and Restated Agreement and Declaration of Trust, as may be further amended from time to time (the “Declaration of Trust”). The Trustees are responsible for oversight of the practices and processes of the Funds and their service providers, rather than active management of each Fund, including in matters relating to risk management. The Trustees seek to understand the key risks facing the Funds, including those involving conflicts of interest; how Fund management identifies and monitors those risks on an ongoing basis; how Fund management develops and implements controls to mitigate those risks; and how Fund management tests the effectiveness of those controls. The Board cannot foresee, know or guard against all risks, nor are the Trustees guarantors against risk. The officers of each Fund conduct and supervise that Fund’s daily business operations. Trustees who are not deemed to be “interested persons” of a Fund as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of a Fund are referred to as “Interested Trustees.”

The Board meets as often as necessary to discharge its responsibilities. The Board conducts regular quarterly meetings, including in-person, telephonic or videoconference meetings, and holds special in-person, telephonic or videoconference meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. At these meetings, officers of the Trust provide the Board (or one of its committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, audit results and insurance and fidelity bond coverage. In addition, it

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is expected that the Independent Trustees meet at least annually to review, among other things, investment management agreements and certain other plans and agreements and to consider such other matters as they deem appropriate.

The Board has established two standing committees — an Audit Committee and a Valuation Committee — to assist the Board in its oversight of risk as part of its broader oversight of the Funds’ affairs. The Committees, both of which are comprised solely of the Board’s Independent Trustees, are described below. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board.

The Board does not have a lead Independent Trustee. The Board, taking into consideration its oversight responsibility of the Funds, including the Funds’ regular use of fair valuation and the Board’s extensive experience overseeing the development and implementation of fair valuation processes, believes that its leadership structure is appropriate. In addition, the Board’s use of Committees (each of which is chaired by an Independent Trustee with substantial industry experience) and the chair’s role as chief executive officer of the Adviser, serve to enhance the Board’s understanding of the operations of the Funds and the Adviser.

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below. Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years.

Independent Trustees

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since 2012	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	82	None.

Daniel Charney (1970)	Trustee	since 2012	Co-Head of Global Markets, TD Securities (investment bank) and Vice Chair of TD Cowen, a division of TD Securities (financial services firm) since 2023; Co-President, Cowen and Company, Cowen Inc. (financial services firm), 2012-2023	82	None.

Interested Trustee

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens(4) (1969)	Trustee	since 2012	Founder and Chief Executive Officer of Stone Ridge since 2012	82	None.

(1)	Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65 Floor, New York, NY 10017.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)	The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V and Stone Ridge Trust VIII, other investment companies managed by the Adviser.
(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

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Additional Information about the Trustees.

Jeffery Ekberg — Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board. The Board also benefits from his previous experience as a member of the board of other funds.

Daniel Charney — Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens — Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information about the Board’s Committees. The Trust has an Audit Committee and a Valuation Committee. The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Messrs. Ekberg and Charney. Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert. Mr. Charney is the Valuation Committee Chair.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and the Funds’ financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s CCO; (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of each Fund’s audits, its accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting. The Audit Committee met four times during the fiscal year ended December 31, 2023.

The Valuation Committee also operates pursuant to a written charter. The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows: (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of each Fund’s assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of each Fund’s assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board. The Valuation Committee met four times during the fiscal year ended December 31, 2023.

The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Valuation Committee has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by a Fund (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee.

Trustee Ownership of the Funds. The following table shows the dollar range of equity securities owned by the Trustees in the Funds and in other investment companies overseen by the Trustee within the same family of investment companies as of December 31, 2023. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and

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hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities that appears below is based on statements furnished to the Funds by their Trustees and executive officers.

	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
Independent Trustees
Jeffery Ekberg	None	Over $100,000
Daniel Charney	None	Over $100,000
Interested Trustee
Ross Stevens(3)	None	Over $100,000

(1)	As of December 31, 2023, none of the Trustees owned shares of the Funds because the Funds had not yet begun investment operations.
(2)	Family of Investment Companies includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V and Stone Ridge Trust VIII, other investment companies managed by the Adviser.
(3)	Beneficial ownership through the Adviser’s or its affiliates’ direct Fund investments.

Other than as disclosed in the following table, none of the Independent Trustees or their family members beneficially owned any class of securities of the Adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter of the Funds, as of December 31, 2023.

Name of Director	Name of Owners and Relationships to Director	Company	Title of Class	Value of Securities	Percent of Class
Daniel Charney	Self	New York Digital Investment Group LLC(1)	Class B2	$1,142,592	0.13%
Jeffery Ekberg	Self	New York Digital Investment Group LLC	Class B2	$571,296	0.06%

(1)	New York Digital Investment Group LLC is under common control with the Adviser.

Compensation of Trustees. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in Stone Ridge funds. The Trust does not pay retirement benefits to its Trustees and officers. Each Fund pays a portion of the compensation of the CCO. Other officers and Interested Trustees of the Trust are not compensated by the Funds. The following table sets forth compensation received by the Independent Trustees for the Funds’ fiscal year ended December 31, 2023:

Independent Trustees	Aggregate Compensation From the Stone Ridge Longevity Income Funds	Total Compensation From the Fund Complex Paid to Trustee
Jeffery Ekberg	$0	$426,217
Daniel Charney	$0	$426,217

(1)

As of December 31, 2023, the Independent Trustees have not yet received compensation from the Funds because the Funds had not yet commenced investment operations and each of Messrs. Ekberg and Charney is not expected to receive compensation for the Funds’ initial calendar year of operations.

(2)

Reflects actual direct compensation received during the twelve months ended December 31, 2023 from other series of the Fund Complex. The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V and Stone Ridge Trust VIII, other investment companies managed by the Adviser.

Officers of the Trust

Name (Year of Birth) and Address(1) (2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2012	Founder and Chief Executive Officer of the Adviser, since 2012.

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Name (Year of Birth) and Address(1) (2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.

Anthony Zuco (1975)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2018	Supervising Fund Controller at the Adviser, since 2015.

Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.

Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018.

Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.

Stanley Weinberg (1989)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.

Daniel Gross (1984)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.

Connor O’Neill (1990)	Assistant Treasurer	since April 2024	Member of Operations at the Adviser, since 2020; Operations Manager at Junto Capital Management (2015-2019).

(1) Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

(2) Each of the officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.

(3) The term of office of each officer is indefinite.

Code of Ethics. The Trust and the Adviser have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. This code of ethics permits the personnel of these entities to make personal investments under some circumstances, including in assets or instruments that a Fund may purchase or hold.

The code of ethics is available on the EDGAR database of the Commission’s website at www.sec.gov. In addition, copies of the code of ethics may be obtained, after mailing the appropriate duplicating fee, by e-mail request to publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Attached as Appendix A to this SAI is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of a Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with each Fund’s investment objective. Information on how each Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 is available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the Commission’s website at www.sec.gov. Given the Funds’ investment universe, the Adviser does not expect to frequently have the ability to vote proxies relating to portfolio securities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or is known by a Fund to own of record or beneficially 5% or more of any class of any Fund’s outstanding equity securities. A control person is one who owns beneficially, either directly or through controlled

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companies, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.

As of the date of this SAI, Stone Ridge or its affiliate owned of record and beneficially 100% of the outstanding shares of each Fund. However, it is anticipated that Stone Ridge or its affiliate will no longer be a control person once the Funds have had their initial share issuances to persons not affiliated with the Funds. The principal business address of Stone Ridge is One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

As of the date of this SAI, the Trustees and officers of the Funds as a group owned, directly or indirectly, 100% of the outstanding shares of the Funds, as a result of Ross Stevens’ beneficial ownership through the Adviser’s or its affiliates’ investments in the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge serves as each Fund’s Adviser under an Investment Management Agreement (the “Management Agreement”). The Adviser’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [ ], 2024, Stone Ridge’s assets under management were approximately $[ ] billion. The Adviser is a Delaware limited liability company and is controlled by Stone Ridge Holdings Group LP, a holding company for the Adviser and its affiliates.

Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Stone Ridge compensates all Trustees and officers of the Funds who are members of Stone Ridge’s organization and who render investment services to the Funds. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of 1.00% of each Fund’s average daily total assets less total liabilities. The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time. In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for the Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Prior to the date on which a corresponding series of the Trust (a “Predecessor Fund”) was reorganized into each Fund (the (“Reorganization”), Stone Ridge was compensated by the Predecessor Funds on substantially identical terms.

A discussion regarding the considerations of the Board in approving the Management Agreement will be included in a Fund’s first annual or semi-annual report to shareholders, as applicable, which is expected to be the annual report for the period ended December 31, 2024.

The Management Agreement will have an initial term of two years from its effective date and will continue in effect with respect to each Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Fund. The Management Agreement may nevertheless be terminated at any time with respect to each Fund without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Fund commenced operations following the Reorganization. As of the date of the Reorganization, the Predecessor Funds had not completed their initial year of operations. When available, information regarding advisory fees for periods prior to the Reorganization will be that of the Predecessor Funds.

Under the terms of the Management Agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the contract (“disabling conduct”). In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

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Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Funds, the Closed-End Funds, and any other potential future funds managed by Stone Ridge with substantially similar investment strategies and structured in a substantially similar manner. The Board of Advisors consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of each Stone Ridge Longevity Income ETF. The following tables set forth certain additional information with respect to the Portfolio Managers. The information is as of May 31, 2024.

Other Accounts Managed by the Portfolio Managers

The table below identifies the number of accounts for which the Portfolio Managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nate Conrad	64	$13	0	$0	0	$0
Li Song	66	$1,368	0	$0	0	$0
Ross Stevens	68	$6,928	0	$0	0	$0
Yan Zhao	64	$13	0	$0	0	$0

(1)	Does not include the Funds or other investment companies managed by the Adviser that have not commenced operations.

The Portfolio Managers do not manage funds or accounts with performance-based fees.

Potential Conflicts of Interest

Each of the Portfolio Managers is also responsible for managing other accounts in addition to the Funds, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the Portfolio Managers. Management of other accounts in addition to the Stone Ridge Longevity Income ETFs can present certain conflicts of interest, as described below.

From time to time, conflicts of interest arise between a Portfolio Manager’s management of the investments of the Funds, on the one hand, and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as the Funds, or otherwise hold, purchase or sell securities or other assets or instruments that are eligible to be held, purchased or sold by the Funds, or may take positions that are opposite in direction from those taken by the Funds. In addition, investors in, or the owners of, certain accounts managed by the Adviser are also investors in the Adviser or its affiliates and/or have indicated an intention to invest additional assets in accounts managed by the Adviser and for which the Adviser will receive a management fee, performance allocation or incentive fee.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser, the Funds and each Stone Ridge Longevity Income ETF have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular Portfolio Manager have different investment strategies.

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Allocation of Investment Opportunities. Conflicts of interest arise as a result of the Adviser’s or its affiliates’ management of a number of accounts with similar or different investment strategies. When the Adviser or its affiliates purchase or sell securities or other assets or instruments for more than one account, the trades must be allocated in a manner consistent with their fiduciary duties. The Adviser and its affiliates attempt to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser and its affiliates have adopted policies and procedures that are intended to provide the Adviser and its affiliates with flexibility to allocate investments in a manner that is consistent with their fiduciary duties. There is no guarantee, however, that the policies and procedures adopted by the Adviser and its affiliates will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

An investment opportunity may be suitable for a Fund and other accounts, but may not be available in sufficient quantities for a Fund and the other accounts to participate fully. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which a Fund will not participate in a transaction that is allocated among other accounts or a Fund may not be allocated the full amount of an investment opportunity. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for accounts with a similar investment strategy. Whenever decisions are made to buy or sell securities or other assets or instruments by a Fund and one or more of the other accounts simultaneously, the Adviser and its affiliates may aggregate the purchases and sales of the securities or other assets or instruments. The Adviser and its affiliates will not necessarily purchase or sell the same securities or other assets or instruments at the same time, in the same direction or in the same proportionate amounts for all eligible accounts, particularly if different accounts have different amounts of capital under management by the Adviser or its affiliates, different amounts of investable cash available, different strategies or different risk tolerances. As a result, although the Adviser and its affiliates may manage different accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities or other assets or instruments, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account, and the trade allocation and aggregation and other policies and procedures of a Fund or the Adviser and its affiliates could have a detrimental effect on the price or amount of the securities or other assets or instruments available to a Fund from time to time. Because the aforementioned considerations may differ between a Fund and other accounts, the investment activities of a Fund and other accounts may differ considerably from time to time. In addition, a Fund could be disadvantaged because of activities conducted by the Adviser or its affiliates for their other accounts, or by the Adviser or its affiliates for their own accounts, as a result of, among other things, the difficulty of liquidating an investment for more than one account where the market cannot absorb the sale of the combined positions.

As a result of regulations governing the ability of certain clients of the Adviser and its affiliates to invest side-by-side, it is possible that a Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser or its affiliates. These limitations may limit the scope of investment opportunities that would otherwise be available to a Fund. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law and the suitability of the investment opportunity for, and the strategy of, the applicable accounts. It is possible that a Fund may be prevented from participating due to such investment opportunity being more appropriate, in the discretion of the Adviser and its affiliates, for another account.

Conflicts of Interest Among Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security or other asset or instrument. In these cases, the Portfolio Manager may place separate transactions for one or more accounts, which may affect the market price of the security or other asset or instrument or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions in accounts or investments owned by them or on behalf of clients that are similar to or different from those taken by one or more client accounts.

Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities or other assets or instruments at the same time or at the same prices.

Selection of Service Providers. The Adviser or its affiliates may be able to select or influence the selection of service providers to clients, including the brokers and dealers that are used to execute securities or other transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers may provide the Adviser or its affiliates with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result

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in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others. In addition, the Adviser or its affiliates have received and may receive loans or other services from service providers to clients. Although such services are negotiated at arm’s length, they pose conflicts of interest to the Adviser or its affiliates in selecting such service providers.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities and may expand the range of services that they provide over time. The Adviser and its related parties will generally not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future), even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. In the ordinary course of their business activities, including activities with third-party service providers, lenders and/or counterparties, the Adviser and its related parties engage in activities where the interests of the Adviser and its related parties or the interests of their clients conflict with the interests of the shareholders of the Funds. Certain employees of the Adviser, including certain Portfolio Managers, also have responsibilities relating to the business of one or more related parties. These employees are not restricted in the amount of time that may be allocated to the business activities of the Adviser’s related parties, and the allocation of such employees’ time between the Adviser and its related parties may change over time.

Variation in Compensation. A conflict of interest arises where the financial or other benefits available to the Adviser differ among the accounts that it manages. The structure of the Adviser’s management fee differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), which means the Adviser might be motivated to help certain accounts over others. In addition, a Portfolio Manager or the Adviser might be motivated to favor accounts in which such Portfolio Manager has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Adviser’s performance record or to derive other rewards, financial or otherwise, could influence the Adviser to lend preferential treatment to those accounts that could most significantly benefit the Adviser.

Investments by Adviser or Related Entities. The Adviser or a related entity may invest in entities that may provide financial or other services for the Funds.

Certain Potential Conflicts Relating to Expenses. The allocation of fees and expenses among the Funds and other funds or accounts advised by the Adviser will often require the Adviser to exercise its discretion to select an allocation method it determines to be appropriate in light of the particular facts and circumstances. The Adviser will be subject to conflicts of interest in making such determinations, and there can be no assurance that any allocations (i) will reflect an entity’s pro rata share of such expenses based on the amounts invested (or anticipated to be invested) and/or the market value of the investment held (or anticipated to be held) by each fund advised by the Adviser, or (ii) will be in proportion to the number of participating funds advised by the Adviser or the proportion of time spent on each such fund. Similarly, the determination of whether an expense (for instance, the fees and expenses of service providers who work on Fund-related matters) is appropriately borne by a Fund or the Adviser often cannot be resolved by reference to a pre-existing formula and will require the exercise of discretion, and the Adviser will be subject to conflicts of interest in making such determinations.

Portfolio Manager Compensation

Portfolio Managers receive a base salary and may also receive a bonus. Compensation of a Portfolio Manager is determined at the discretion of the Adviser and may be deferred. It may be based on a number of factors including the Portfolio Manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors and clients. As a firm focused on beta, the compensation of Portfolio Managers is not based upon the performance of client accounts that the Portfolio Managers manage. The Adviser reviews the compensation of each Portfolio Manager at least annually.

Portfolio Manager Securities Ownership

None of the Portfolio Managers beneficially own any shares of the Funds as of the date of this SAI.

Principal Underwriter

Subject to the conditions described in the “How to Purchase, Exchange and Sell Fund Shares” section of the Prospectus, shares of the Funds are offered on a continuous basis. Prior to trading in the secondary market, shares of each Fund are “created” at their NAV by

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Authorized Participants that have entered into an agreement with [ ] (the “Distributor”), located at [ ], as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Trust, on behalf of the Funds. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.

Rule 12b-1 Fees

[The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No distribution and service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.]

Other Service Providers

Administrator. The Trust has entered into an administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) pursuant to which the Administrator provides administrative services to the Funds. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds. In performing its duties and obligations under the administration agreement, the Administrator shall not be held liable except for a loss arising out of the Administrator’s refusal or failure to comply with the terms of the administration agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under the administration agreement. The principal business address of the Administrator is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administrator also serves as fund accountant to the Funds under a separate agreement with the Trust and is responsible for calculating each Fund’s total NAV, total net income and NAV per share of each Fund on a daily basis. The Adviser compensates the Administrator for its services out of the Unified Management Fee.

Transfer Agent/Dividend Disbursing Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), is the transfer agent for the Funds’ shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is 615 East Michigan Street, Milwaukee, Wisconsin 53202. The Adviser compensates the Transfer Agent for its services out of the Unified Management Fee.

Custodian. U.S. Bank, NA (the “Custodian”), located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Funds’ custodian. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to portfolio securities of the Funds. The Custodian also maintains certain accounts and records of the Funds. The Adviser compensates the Custodian for its services out of the Unified Management Fee.

Independent Registered Public Accounting Firm. [ ] serves as independent registered public accountant to the Funds. [ ] provides audit services and assistance and consultation in connection with the review of Commission filings and certain tax compliance services. [ ] is located at [ ]. The Adviser compensates [ ] for its services out of the Unified Management Fee.

Legal Counsel. Ropes & Gray LLP serves as counsel to the Funds, and is located at 800 Boylston Street, Boston, Massachusetts 02199. The Adviser compensates Ropes & Gray LLP for its services out of the Unified Management Fee.

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

TAX STATUS

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations and other applicable authority, as of the date of the preparation of this SAI.

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These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds and does not address all aspects of taxation that may apply to shareholders or to particular shareholders. In particular, because shares of the Funds generally are expected to be sold only to U.S. citizens or U.S. residents, the following discussion does not address all aspects of taxation that may apply to other shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Funds

Each Fund intends to elect to be treated and to qualify and be treated each year as a regulated investment company under Subchapter M of the Code (a “RIC”). In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund generally must, among other things:

(a)

derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above);

(b)

diversify its holdings so that, at the end of each quarter of each Fund’s taxable year, (i) at least 50% of the value of a Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that a Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships; and

(c)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund generally will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income, if any, and any net capital gain. Investment company taxable income and net capital gain that is retained by each Fund will be subject to tax at the Fund level at regular corporate rates.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year), or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the

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taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If each Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, each Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are received, except that a dividend declared and payable to shareholders of record in October, November or December and paid to shareholders the following January generally is deemed to have been paid by the Fund on the preceding December 31. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Fund owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, each Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by each Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. The Internal Revenue Service (“IRS”) and the U.S. Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions of net short-term capital gain (as reduced by any long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income, and shareholders will not be able to offset distributions of a Fund’s net short-term capital gains with capital losses that they recognize with respect to their other investments. As required by U.S. federal law, detailed U.S. federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year. In general, the Funds do not expect a significant portion of their distributions to be attributable to capital gains from each Fund’s investment activities.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. Each Fund may make total distributions during a taxable year in an amount that exceeds each Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of each Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, each Fund may carry forward net capital losses from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Each Fund’s capital loss carryforwards are reduced to the extent they offset the Fund’s current-year net realized capital gains, whether the Fund retains or distributes such gains. Each Fund must apply such carryforwards first against gains of the same character. Each Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

If a shareholder elects to reinvest distributions, such distributions will be reinvested in additional shares of a Fund at the NAV calculated as of the payment date. Each Fund will pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of each Fund will be reduced by the amount of the payment. If a shareholder is subject to U.S. federal income tax, he or she

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will be subject to such tax on Fund distributions in the manner described herein whether such distributions are paid in cash or reinvested in additional shares of the Fund.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Funds.

Dividends and distributions on shares of the Funds are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the NAV of a Fund reflected either unrealized gains, or realized and undistributed income or gains, which were therefore included in the price the shareholder paid. Such realized income or gains may be required to be distributed regardless of whether a Fund’s NAV also reflects unrealized losses. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares.

Sale or Redemption of Shares

The sale or redemption of shares of the Funds will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than twelve months. Otherwise, the gain or loss generally will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash sale” rule if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

In the year in which members of a Modeled Cohort will turn 80, investors may invest in a Closed-End Fund. Investors may elect to sell their Fund shares in order to purchase shares of such Closed-End Fund. Any gain arising from the sale of your shares will be subject to tax regardless of whether you invest the sale proceeds in a Closed-End Fund. Accordingly, if you reinvest the after-tax cash proceeds of the sale of Fund shares into a Closed-End Fund, such reinvested after-tax amount may be less than their share of the Fund’s NAV as of the time of the sale. As described above, any gain or loss resulting from the sale of your shares generally will be treated as capital gain or loss for federal income tax purposes, which will be long or short term depending on how long you have held your shares. An investment in a Closed-End Fund has its own tax consequences to investors. Investors should review the applicable Closed-End Fund’s prospectus and offering materials when such materials become available. This SAI is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds.

Upon the sale or redemption of Fund shares, a Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold or redeemed. See “Tax Basis Information” below for more information.

Original Issue Discount, Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e., upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. Increases in the principal amount of an inflation-indexed bond will be treated as OID.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

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The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, each Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. Each Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund’s investments in zero-coupon debt obligations can cause the Fund to accrue interest income at a fixed rate based on the initial purchase price and length to maturity even though the securities do not pay interest in cash on a current basis. To qualify for treatment as a RIC for U.S. federal income tax purposes and to avoid U.S. federal income tax at the fund level, a Fund must distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. If, in addition to the zero-coupon debt obligations, a Fund holds any of the other securities described above, it may further accrue income in excess of the amount of cash interest the Fund actually receives. Thus, a Fund will be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from a Fund’s cash assets or by liquidation of its portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Securities Purchased at a Premium

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity — that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund would reduce the current taxable income from the bond by the amortized premium and reduce its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund would be permitted to deduct any remaining premium allocable to a prior period.

Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, will be governed by section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Also, Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging transactions, may be subject to one or more special tax rules (e.g., mark-to-market, notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by each Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund and cause adjustments in the holding periods of a Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of a RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder (i) who fails to properly furnish the Fund with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding.

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Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Basis Information

Each Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period of Fund shares. Each Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average cost method. In the absence of an election, a shareholder’s cost basis will be determined under the default method selected by a Fund. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a cancellation of shares after the cancellation’s settlement date. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Tax Shelter Reporting Regulations

Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, the shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Reporting and Withholding Requirements

Each prospective investor is urged to consult its tax adviser regarding the applicability of Sections 1471-1474 of the Code, the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) and any other reporting requirements with respect to the prospective investor’s situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

State and Local Taxes

The states of the United States generally permit investment companies, such as the Funds, to “pass through” to their shareholders the state and local tax exemption on income earned from investments in the types of U.S. Treasury obligations the Funds expect to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Funds generally expect that shareholders will be allowed to exclude from state and local taxable income distributions made to the shareholders by the Funds that are attributable to interest the Funds directly or indirectly earned on such investments. Shareholders should consult their tax advisers regarding the applicability of any such exemption to their situation and as to the state or local tax consequences of investing in the Funds.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Taxation on Creations and Redemptions of Creation Units

An Authorized Participant who exchanges Deposit Securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the Deposit Securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the

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redemption of Creation Units will generally be treated as long-term capital gain or loss if shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those set forth above.

A Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require the provision of information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or group of purchasers) will generally not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objective. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities or other assets considered for investment by a Fund also may be appropriate for other accounts managed by the Adviser or its affiliates. Thus, a particular security or other asset may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. If a purchase or sale of securities or other assets consistent with the investment policies of a Fund and one or more of these other accounts is considered at or about the same time, transactions in such securities or other assets will generally be allocated among a Fund and other accounts in the manner described above under “Potential Conflicts of Interest — Allocation of Investment Opportunities” and “— Conflicts of Interest Among Strategies” above. When the Adviser or its affiliates determine that an investment opportunity is appropriate for a Fund and one or more other accounts, the Adviser or its affiliates will generally execute transactions for the Fund on an aggregated basis with the other accounts when the Adviser or its affiliates believe that to do so will allow it to obtain best execution and to negotiate more favorable transaction costs than might have otherwise been paid had such orders been placed independently. Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is no stated commission in the case of U.S. Treasury obligations the Funds intend to hold, however the prices paid by the Funds will be negatively impacted by the bid-offer spread, market impact, and general dealer activity.

The Adviser places orders for the purchase and sale of portfolio securities or other assets and buys and sells such securities or other assets for the Funds through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting such purchases and sales, the Adviser seeks the most favorable price and execution of a Fund’s orders.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “research and brokerage services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or its affiliates may receive research and brokerage services from broker-dealers with which the Adviser places a Fund’s portfolio transactions. These research and brokerage services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities or other assets or instruments, recommendations as to the purchase and sale of securities or other assets or instruments, and services related to the execution of securities or other transactions. The advisory fees paid by a Fund are not reduced because the Adviser or its affiliates receive such research and brokerage services even though the receipt of such research and brokerage services relieves the Adviser or its affiliates from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place a Fund’s

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transactions may be useful to the Adviser or its affiliates in providing services to the Adviser’s or its affiliates’ other clients, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, research and brokerage services provided to the Adviser or its affiliates by broker-dealers in connection with trades executed on behalf of other clients of the Adviser or its affiliates may be useful to the Adviser in managing a Fund, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser or its affiliates in managing such other clients. To the extent the Adviser or its affiliates use such research and brokerage services, they will use them for the benefit of all clients, to the extent reasonably practicable. Currently, the Adviser does not direct portfolio transactions for the Funds to a particular broker-dealer because the broker-dealer provides soft dollar benefits to the Adviser.

Consistent with Rule 6c-11 under the 1940 Act and the Funds’ basket construction and custom basket policies and procedures, the Funds may transact using creation and redemption baskets, including custom baskets that the Adviser believes to be in the best interest of the Funds and their shareholders.

Creation or redemption transactions, to the extent consisting of cash, may require a Fund to contemporaneously transact with broker-dealers for purchases of Deposit Securities or sales of Fund Securities, as applicable. Such transactions with a particular broker-dealer may be conditioned upon the broker-dealer’s agreement to transact at guaranteed price levels in order to reduce transaction costs the Funds would otherwise incur as a consequence of settling creation or redemption baskets in cash rather than in-kind. Following a Fund’s receipt of an order to purchase or redeem creation or redemption baskets, to the extent such purchases or redemptions consist of a cash portion, the Funds may enter an order with a broker or dealer to purchase or sell the Deposit Securities or Fund Securities, as applicable. Such orders may be placed with the purchasing or redeeming Authorized Participant (or a broker-dealer affiliated with the Authorized Participant or a third-party broker-dealer engaged through the Authorized Participant) in its capacity as a broker-dealer. The amount payable to the Funds will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

As of May 31, 2024, the Funds have not yet paid brokerage commissions because the Funds had not yet commenced operations. The Predecessor Funds had not paid brokerage commissions as of the date of the Reorganization.

Regular Broker Dealers. Each Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of its most recent fiscal year and state the value of such holdings. As of December 31, 2023, the Funds did not hold any securities of their regular brokers or dealers or their parent companies because the Funds had not yet commenced investment operations.

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. To the extent permissible by law, additional series may be added in the future.

Holders of each Fund’s shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, if there are remaining assets, the liquidating Fund will liquidate and distribute all proceeds from the liquidation, if any, to its shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares) and have no preemptive or conversion rights or rights to cumulative voting. When issued, shares are fully paid and non-assessable.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of a Fund solely by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of

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willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust; however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

[Although Fund shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a Fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a Fund, the Trust or a Fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.]

DTC as Securities Depository for Shares of the Funds. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as CCP for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and the Financial Industry Regulatory Authority, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Funds.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a depositary agreement, DTC is required to make available to the Funds upon request and for a fee to be charged to the Funds a listing of the shares of each Fund held by each DTC Participant. The Funds shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Funds shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Funds shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Funds have no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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Distribution of Shares. In connection with each Fund’s launch, each Fund was seeded through the sale of one or more Creation Units by each Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of each Fund or the Adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for each Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Funds will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.

Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.

Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act, in connection with such sales.

Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Exchange Act and the rules and regulations thereunder.

PURCHASES AND REDEMPTION OF SHARES

Each Fund offers its shares continuously. Fund shares may only be purchased and sold on secondary markets through a financial intermediary, such as a broker-dealer or a bank.

FINANCIAL STATEMENTS

Each Fund will commence operations following the Reorganization of a Predecessor Fund into such Fund on [date], 2024. As of the date of the Reorganization, the Predecessor Funds had not completed their initial year of operations. When available, information included in the financial statements for periods prior to the Reorganization will be for the applicable Predecessor Fund.

MISCELLANEOUS INFORMATION

Investors’ Rights. Each Fund relies on the services of the Adviser and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of a Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against a Fund or its service providers. In the event that an investor considers that it may have a claim against a Fund, or against any service provider in connection with its investment in a Fund, such investor should consult its own legal advisor.

By contract, Authorized Participants irrevocably submit to personal jurisdiction and service and venue of any New York State or U.S. federal court sitting in New York, New York having subject matter jurisdiction over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.

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APPENDIX A

STONE RIDGE ASSET MANAGEMENT LLC

PROXY VOTING POLICY

Governing Standards

The Registered Funds have delegated to the Adviser the responsibility for voting Registered Fund securities. Private Funds or Managed Account Clients may delegate such responsibility to the Adviser.2 As a fiduciary, an investment adviser with proxy voting authority has a duty to monitor corporate events and to vote proxies, as well as a duty to cast votes in the best interest of clients and not subrogate client interests to its own interests. The Adviser has adopted this policy as required under Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The policy, which has been designed to ensure that the Adviser votes proxies in the best interest of its Clients and provides Clients with information about how their proxies are voted, contains procedures to mitigate material conflicts of interests between Clients and the Adviser and its affiliated persons when voting proxies.

For the avoidance of doubt, the policy applies to shareholder votes and consents that the Adviser has authority to exercise on behalf of a Client, including votes and consents for private entities that do not involve proxies. All references to votes by proxy in this policy shall be interpreted to include both votes by proxy and votes and consents that do not involve proxies.

Procedures

The policy applies to those Client accounts that contain voting securities and for which the Adviser has been delegated the authority to vote client proxies. When voting proxies for Client accounts, the Adviser’s primary objective is to make voting decisions solely in the best interest of all Clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or the “Proxy Voting Service”), to assist it in researching, recordkeeping and voting of proxies.

With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to the Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to an applicable set of guidelines, the ISS’ Proxy Voting Summary Guidelines (“ISS Guidelines”). The ISS Guidelines are intended to provide a general overview by highlighting the key policies that ISS applies to companies listed in the applicable geographic region. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors. The ISS Guidelines have been approved by the Adviser and, although the Adviser intends to vote consistently with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, the Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, as in the case of votes involving private issuers, the Adviser may determine to vote on the proposals directly and will do so in a manner consistent with the principles set forth in this policy.

In certain circumstances, the Proxy Voting Service may use an electronic vote management system to automatically submit the votes to be counted or to populate votes shown on the Proxy Voting Service’s electronic voting platform with its recommendations based on the Adviser’s voting instructions to the Proxy Voting Service. The Proxy Voting Service will provide the Adviser access to any additional soliciting materials filed by an issuer after the Proxy Voting Service has published its recommendations and pre-populated the votes in the electronic vote management system so that the Adviser may consider such information prior to voting a proxy.

The Adviser may determine not to vote a proxy or review additional soliciting materials if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual Client account or in the aggregate with all Client accounts; (2) the cost of voting the proxy or reviewing additional soliciting materials outweighs the possible benefit to the applicable Client account, including situations where a jurisdiction imposes share blocking restrictions that may affect the ability of

2 The specific obligations that the Adviser bears depend upon the scope of voting authority assumed by the Adviser.

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the portfolio managers to effect trades in the related security; or (3) the Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy or review additional soliciting materials.

In addition, neither the Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that the Adviser is aware of a material vote on behalf of a Client with respect to securities on loan by the custodian, the Adviser will call back the loan to vote the proxy if the Adviser determines that the benefits to the Client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan, and if time permits.

The Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than Adviser personnel or the Proxy Voting Service.

Conflicts of Interest

For voting of securities, the Adviser believes that application of the ISS Guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest, as the ISS Guidelines are predetermined. As a general practice, the Adviser will vote in accordance with the voting recommendation provided by ISS. In the event that the Adviser wishes to vote against the independent voting recommendation, the Adviser requires CCO approval prior to a vote being cast.

Upon the identification or notice received by the CCO that there is a potential conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the potential conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the ISS Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material potential conflict of interest, the CCO has final decision-making authority regarding the Adviser’s course of action for the proxy. The CCO will seek to cause the proxy to be voted in a manner consistent with the Client’s best interests.

Review

The Adviser will supervise and periodically review its proxy voting activities and the implementation of this policy, including with respect to the Proxy Voting Service’s capabilities.

Registered Fund Disclosure Requirements

The Registered Funds will disclose in their SAIs and for closed-end funds, in item 7 of the Form N-CSR, a description of their policies and procedures used to determine how to vote proxies relating to portfolio securities, including the procedures used when a vote presents a conflict between the interests of Registered Fund shareholders, on the one hand, and those of the Registered Fund’s investment adviser; principal underwriter; or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other.

The Registered Funds are also required to include in their SAIs any policies and procedures of the Adviser or any other third party that the Registered Funds use, or that are used on the Registered Funds’ behalf, to determine how to vote proxies relating to portfolio securities.

Rule 30b1-4 under the 1940 Act requires mutual funds to file with the SEC an annual record of proxies voted by a fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain each Registered Fund’s proxy voting record for the most recent twelve-month period ending June 30.

The Registered Funds must also state in their disclosure documents (in their SAIs and shareholder reports) that information regarding how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Registered Fund’s website at a specified Internet address; or both; and (2) on the SEC’s website at http://www.sec.gov.

If a Registered Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, and the Registered Fund (or financial intermediary through which shares of the Registered Fund may be purchased or sold) receives a request for this information, the Registered Fund (or financial intermediary) must send the information disclosed in the Registered Fund’s most recently filed report on Form N-PX within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

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If a Registered Fund discloses that its proxy voting record is available on or through its website, the Registered Fund must make available free of charge the information disclosed in the Registered Fund’s most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the SEC. The information disclosed in the Fund’s most recently filed report on Form N-PX must remain available on or through the Registered Fund’s website for as long as the Registered Fund remains subject to the requirements of Rule 30b1-4 and discloses that the Registered Fund’s proxy voting record is available on or through its website.

It is the responsibility of Legal and Compliance to ensure that the Registered Funds satisfy the disclosure requirements.

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The information in this statement of additional information is not complete and may be changed. A registration statement relating to the securities described herein has been filed with the Securities and Exchange Commission. These securities may not be sold until the registration statement becomes effective. This statement of additional information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

STATEMENT OF ADDITIONAL INFORMATION

STONE RIDGE TRUST

STONE RIDGE INFLATION-PROTECTED LONGEVITY INCOME ETFs

Fund	Ticker Symbol
Stone Ridge 2048 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2049 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2050 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2051 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2052 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2053 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2054 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2055 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2056 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2057 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2058 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2059 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2060 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2061 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2062 Inflation-Protected Longevity Income ETF	[ ]

Stone Ridge 2063 Inflation-Protected Longevity Income ETF	[ ]

[ ], 2024

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

(855) 609-3680

Stone Ridge Trust consists of thirty-four series, including each fund listed above (each, a “Stone Ridge Inflation-Protected Longevity Income ETF” or a “Fund” and, collectively, the “Funds”). Additional Stone Ridge Trust funds are offered in separate prospectuses and statements of additional information.

Each Fund is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shares of the Funds are listed and traded on [ ] (the “Exchange”) under the tickers listed above.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated [ ], 2024, as may be supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus, as well as material incorporated by reference into the Funds’

Registration Statement and other information regarding the Funds. Each Fund commenced operations following the reorganization of a corresponding series of the Trust (a “Predecessor Fund”) into such Fund on [date], 2024 (the “Reorganization”). As of the date of the Reorganization, the Predecessor Funds had not completed their initial year of operations. Therefore, the Funds do not have any financial statements. Financial statements will be available in the Funds’ annual and semi-annual reports when they are prepared and information contained in the financial statements for periods prior to the Reorganization will be for the Predecessor Funds. Copies of the Prospectus and/or the annual and semi-annual reports, when available, may be obtained without charge by writing to the Funds, by calling (855) 609-3680, or by visiting www.stoneridgefunds.com or the EDGAR database on the Commission’s website (www.sec.gov). The Funds’ address is One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

STONE RIDGE TRUST

STONE RIDGE INFLATION-PROTECTED LONGEVITY INCOME ETFs

ADDITIONAL INVESTMENT INFORMATION, RISKS AND RESTRICTIONS

Each Fund is an exchange-traded fund (an “ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), which we refer to as “U.S. Government Bonds”, and money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit-risk free (i.e., free of the risk of non-payment). TIPS are income-generating instruments the principal payments of which are adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation).

The Prospectus discusses the investment objective of each Fund, as well as the principal investment strategies it employs to achieve its objective and the principal investment risks associated with those strategies. Additional information about the strategies and other investment practices each Fund may employ and certain related risks of the Funds are described below. Each Fund is an investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012.

Each Fund has been designed to provide inflation-linked monthly distributions up to age 100 for investors born in a certain year as set forth in the Fund’s prospectus (the “Modeled Cohort”). However, each Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year. In the year in which a Modeled Cohort reaches age 80, members of the Modeled Cohort are expected to be eligible to invest in one of two corresponding closed-end investment management companies (the “Closed-End Funds”).

There can be no assurance that a Fund will achieve its investment objective. There can be no guarantee that a Closed-End Fund will be available when a Modeled Cohort reaches age 80. This SAI is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. Additionally, each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed by the Board of Trustees of the Trust (the “Board”) without a vote of shareholders.

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for the deposit (or delivery) of a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares may be purchased or redeemed at NAV only in Creation Units by authorized participants (“Authorized Participants”) and, generally, in exchange for Deposit Securities and a Cash Component. See the “Creation and Redemption of Creation Units” section of this SAI.

Shares of the Funds are listed and trade on [ ] (the “Exchange”) at market prices that may be at, above or below the Fund’s NAV.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus. References in this SAI to the Funds investing in any instrument, security or strategy includes direct or indirect investment, including gaining exposure through derivatives or other investment companies.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the “How the Funds Differ from Traditional Mutual Funds—Exchange Listing” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of any Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: [(i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.]

As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

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The Trust reserves the right to adjust the share prices of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor’s equity interest in the Funds.

Additional Investment Information and Risks

U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued) and Treasury bonds (which have maturities of more than ten years when issued). The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value (but not below par) that has been adjusted for inflation (i.e., increase or decrease annually based on the level of a government-published measurement of inflation) based upon an index intended to measure the rate of inflation. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. If the U.S. Treasury were to cease offering TIPS, eliminate one or more of the maturities of TIPS it offers or reduce the frequency of new issues, the Funds may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match each Fund’s inflation-linked monthly distributions. If any of these situations were to occur, each Fund’s inflation-linked monthly distribution could cause each Fund to run out of assets.

Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of the United States government may cause the value of each Fund’s direct or indirect investment in Treasury obligations to decline. Securities issued by the U.S. Treasury have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments). However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies.

Portfolio Turnover. Purchases and sales of portfolio investments may be made as considered advisable by Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for each Fund and may result in higher taxes when Fund shares are held in a taxable account. Portfolio turnover information for the Funds is not presented because the Funds have not completed their first fiscal year of operations as of the date of this SAI. Based on each Fund’s portfolio of investments, each Fund anticipates having a modest portfolio turnover rate.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. Portfolio turnover rate excludes in-kind transactions, if any. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short- term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

U.S. Government Security Derivatives Risk. Each Fund may enter into derivatives contracts with respect to any security or other instrument in which it is permitted to invest or with respect to any related security, instrument or index (“reference instruments” or “reference securities”). The Fund may seek to hedge its exposure to interest rates and inflation through investments in futures, swaps or other derivative instruments on U.S. Government Bonds (“U.S. Government Bonds Derivatives”). This universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Bonds. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility. Each Fund incurs costs in connection with opening and closing derivatives positions.

There can be no assurance that the Fund will be successful in hedging its exposure to interest rates or expected inflation or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary

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to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

In a centrally cleared derivatives transaction, a Fund’s counterparty is a clearing house, rather than a bank or broker, and the credit risk is generally less than for privately negotiated derivatives because a clearinghouse provides a guarantee of performance. However, it is not clear how an insolvency proceeding of a clearinghouse would be conducted. A Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives.

The use of derivatives can lead to losses because of adverse movements in the price or value of the reference instrument, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in each Fund, which magnifies the Fund’s exposure to the reference instrument and magnifies potential losses. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior, unexpected events or the Adviser’s failure to use derivatives effectively. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the reference instrument.

Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. The Fund intends to qualify as a “limited derivatives user” under Rule 18f-4, and, therefore, it is required to limit its derivatives exposure (excluding derivatives transactions used to hedge certain currency or interest rate risks) to 10% of its net assets, and to maintain written policies and procedures reasonably designed to manage its derivatives risk. Compliance with Rule 18f-4 will restrict the Fund’s ability to engage in certain derivatives transactions.

U.S. Government Bonds Derivatives Tax Issues. The Funds’ investments in derivative instruments could affect the amount, timing and character of each Fund’s distributions; in some cases, the tax treatment of such investments may not be certain. The tax issues relating to these and other types of investments and transactions are described more fully under “Distributions and Federal Income Tax Matters” in the Prospectus.

Regulatory Issues. With respect to each Fund, the Adviser has claimed an exclusion from the definition of the term commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) pursuant to Commodity Futures Trading Commission Rule 4.5. Accordingly, the Adviser (with respect to each Fund) is not subject to registration or regulation as a CPO under the CEA. To remain eligible for the exclusion, each Fund is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

Interest Rate Risk. The amount of each Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Funds’ distributions will decrease relative to other investment options that may be available at that time. Because the Closed-End Funds offer no repurchase mechanic other than cancellations for $0 after the final the repurchase offer between January and December of the year in which the applicable Modeled Cohort turns 80, shareholders will generally not be able to tender their shares to redeploy their capital into such other investment options. Each Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and each Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Funds to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities each Fund needs to purchase more expensive or make the securities it needs to sell less valuable. The Funds may also seek to hedge their exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Bonds, but there can be no assurance that the Funds will be successful in doing so or that appropriate derivatives will be available to the Funds to effectively hedge each Fund’s risk.

[Liquidity Risk Management. Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Funds, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Funds have implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed the Adviser as the administrator of the Liquidity Program. Under the Liquidity Program, the Adviser assesses, manages, and periodically reviews each Fund’s liquidity risk and, if required, classifies each investment held by a Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity

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Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of the remaining investors’ interest in a Fund. The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.]

Zero-Coupon Securities. The Funds can invest in zero-coupon securities. Zero-coupon securities will typically be U.S. Treasury notes and U.S. Treasury bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

A Fund’s investment in zero-coupon securities may cause the Fund to recognize income for federal income tax purposes without a corresponding receipt of cash; this can require the Fund to dispose of investments, including when not otherwise advantageous to do so, to meet distribution requirements.

Investment Restrictions

Fundamental Investment Restrictions of the Funds. The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Under these restrictions, each Fund:

(1) may issue senior securities to the extent permitted by applicable law;

(2) may borrow money to the extent permitted by applicable law;

(3) may not underwrite securities;

(4) may not purchase, sell or hold real estate;

(5) may not make loans;

(6) may not purchase and sell commodities, except that each Fund may purchase and sell futures contracts and options and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest 25% or more of its total assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Where applicable, the foregoing investment restrictions shall be interpreted based on the applicable rules, regulations and pronouncements of the U.S. Securities and Exchange Commission (the “Commission”) and its staff.

Creation and Redemption of Creation Units

General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor (as defined below) or its agent, without a sales load, at a price based on each Fund’s NAV next determined after receipt, on any business day, which

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is any day the New York Stock Exchange is open for business1 (each, a “Business Day”), of an order received by the Distributor or its agent in proper form. On days when the New York Stock Exchange closes earlier than normal, a Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund and the approximate value of such Creation Unit as of the date of this SAI:

Fund	Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
Stone Ridge 2048 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2049 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2050 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2051 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2052 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2053 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2054 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2055 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2056 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2057 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2058 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2059 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2060 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2061 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2062 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2063 Inflation-Protected Longevity Income ETF	[ ]	[ ]

In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust collateral as set forth [in the Authorized Participant Agreement]. The Trust may use such collateral at any time to purchase Deposit Securities. See the “Creation and Redemption of Creation Units” section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

Fund Deposit. The consideration for purchases of Creation Units of a Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute a “Fund Deposit” or “basket” as that term is used in Rule 6c-11 under the 1940 Act. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between

1 The NYSE is generally open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

The identity and number or par value of the Deposit Securities change pursuant to changes in the composition of a Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.

The Trust may, in its sole discretion, substitute an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security.

Cash Purchase Method. In limited circumstances when partial or full cash purchases of Creation Units are available or specified, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. The Authorized Participant may also be required to pay certain transaction fees and charges for cash purchases, as described below, and may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs as described in this SAI.

Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“CNS”) of the National Securities Clearing Corporation (“NSCC”) (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant (as defined below), and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of the Depository Trust Company (“DTC”) in the name of Cede & Co. for the account of a DTC Participant.

Role of the Authorized Participant. Creation Units may be purchased only by an Authorized Participant. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. At any given time, there may be only a limited number of Authorized Participants that have entered into an Authorized Participant Agreement. A list of current Authorized Participants may be obtained from the Distributor. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.

Placement of Creation Orders. Fund Deposits must be delivered through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate and municipal securities) or through a central depository account, such as with Euroclear or DTC, maintained by the Custodian (as defined below) or a sub-custodian (a “Central Depository Account”). Any portion of a Fund Deposit that may not be delivered through the Federal Reserve System or DTC must be delivered through a Central Depository Account. The Fund Deposit transfers made through DTC must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Funds generally before 3:00 p.m. Eastern time on the Settlement Date. Fund Deposit transfers made through the Federal Reserve System must be deposited by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number or amount of Deposit Securities or cash through the Federal Reserve System to the account of the Funds generally before 3:00 p.m. Eastern time on the Settlement Date. Fund Deposit transfers made through a Central Depository Account must be completed pursuant to the requirements established by the custodian or sub-custodian for such

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Central Depository Account generally before 2:00 p.m. Eastern time on the Settlement Date. The “Settlement Date” for all funds is generally the first, second or third Business Day, as applicable, after the date on which an order to create Creation Units (or an order to redeem Creation Units) is placed. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian generally before 3:00 p.m. Eastern time on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m. Eastern time on the Settlement Date, the creation order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Funds. The delivery of Creation Units so created generally will occur no later than the first, second or third Business Day, as applicable, following the day on which the purchase order is deemed received by the Distributor, provided that the relevant Fund Deposit has been received by the Funds prior to such time. Effective as of May 28, 2024, the typical Settlement Date for each Fund became T+1, unless the Fund and Authorized Participant agree to a different Settlement Date.

Purchase Orders. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m. Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the [Authorized Participant Agreement] and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. A list of current Authorized Participants may be obtained from the Distributor. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cut-Off Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Funds, immediately available or same day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cut-Off Time of the Funds. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 4:00 p.m. Eastern time on any Business Day in order to receive that day’s NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by a Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday may not be accepted. Each Fund’s deadline specified above for the submission of purchase orders is referred to as that Fund’s “Cut-Off Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor’s or its agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if received in good order as determined by the Trust in its sole discretion, will be processed based on the NAV next determined after receipt of an order in proper form as described in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to each Fund’s right (and the right of the Distributor and the Adviser) to reject any order until acceptance, as set forth below.

Once a Fund has received in good order an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

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Each Fund reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners; or (vii) circumstances outside the control of the Fund, the Distributor or its agent and the Adviser make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, the Custodian, any sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and the Adviser shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+1, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law.

To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral [consisting of cash USD having a value (marked to market daily) of at least 105% of the value of the missing shares, which the Trust may change from time to time (and at its own discretion)]. The Trust may use such collateral at any time to buy Deposit Securities for the Funds. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning the Funds’ current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund and the Fund’s determination shall be final and binding.

Costs Associated with Creation Transactions. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is generally the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The standard creation transaction fee may be reduced by a Fund if transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee. If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived or reimbursed in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

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The following table sets forth each Fund’s standard creation transaction fees (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*
Stone Ridge 2048 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2049 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2050 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2051 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2052 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2053 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2054 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2055 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2056 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2057 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2058 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2059 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2060 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2061 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2062 Inflation-Protected Longevity Income ETF	[ ]	[ ]
Stone Ridge 2063 Inflation-Protected Longevity Income ETF	[ ]	[ ]

* As a percentage of the NAV per Creation Unit.

Redemption of Creation Units. Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

Each Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (the “Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) (each subject to possible amendment or correction) are applicable, in order to effect redemptions of Creation Units of a Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. Each Fund generally redeems Creation Units for Fund Securities, but each Fund reserves the right to utilize a cash option for redemption of Creation Units. Each Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket.

Cash Redemption Method. In limited circumstances when partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. The Authorized Participant may also be required to pay

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certain transaction fees and charges for cash redemptions, as described below, and may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs as described in this SAI.

Costs Associated with Redemption Transactions. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is generally the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The standard redemption transaction fee may be reduced by a Fund if transfer and processing expenses associated with the redemption are anticipated to be lower than the stated fee. If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s standard redemption transaction fees and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*
Stone Ridge 2048 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2049 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2050 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2051 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2052 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2053 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2054 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2055 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2056 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2057 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2058 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2059 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2060 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2061 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2062 Inflation-Protected Longevity Income ETF	2%	2%
Stone Ridge 2063 Inflation-Protected Longevity Income ETF	2%	2%

* As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee (for the avoidance of doubt, the sum of the standard redemption transaction fee and the maximum additional charge will not exceed 2% of the value of the shares redeemed for each Fund).

Placement of Redemption Orders. Redemption requests for Creation Units of the Funds must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m. Eastern time on any Business Day in order to receive that day’s NAV. On days when the Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. A list of current Authorized Participants may be obtained from the Distributor.

The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the

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shares to the Funds’ Transfer Agent (as defined below); such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds’ Transfer Agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.

Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner (as defined below) thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by a Fund are generally made within one Business Day (i.e., “T+1”). Each Fund reserves the right to settle redemption transactions on a basis other than T+1, if necessary or appropriate under the circumstances and compliant with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in the U.S. bond market that is not a holiday observed in the U.S. equity market.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral [consisting of cash USD having a value (marked to market daily) of at least 105% of the value of the missing shares, which the Trust may change from time to time (and at its own discretion)]. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.

Because the portfolio securities of a Fund may trade on exchange(s) on days that the Exchange is closed, are Securities Industry and Financial Markets Association holidays or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or purchase or sell shares of such Fund on the Exchange on days when the NAV of such a Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the applicable Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Custom Baskets. Creation and Redemption baskets may differ and each Fund will accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the

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construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for each Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. The Adviser has established a governance process to oversee basket compliance for the Funds, as set forth in each Fund’s policies and procedures.

Taxation on Creations and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the U.S. Internal Revenue Service (“IRS”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Authorized Participants who are dealers in securities are subject to different tax treatment on the exchange for or redemption of Creation Units.

DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on the Exchange, each Fund publicly discloses its entire portfolio holdings via its website ([website address]) and the NSCC and the composition of the in-kind creation basket and the in-kind redemption basket via the NSCC. The holdings of each Fund will also be disclosed in quarterly filings with the Commission on Form N-PORT as of the end of the first and third quarters of the Funds’ fiscal year and on Form N-CSR as of the second and fourth quarters of the Funds’ fiscal year.

Subject to certain limitations on disclosure of material non-public information, portfolio holdings of a Fund may generally be made available more frequently and prior to their public availability (i) to Authorized Participants, market makers and liquidity providers (e.g., in the course of negotiating a custom basket), (ii) to service providers of the Funds or the Adviser, including outside legal counsel, an accounting or auditing firm, an administrator, custodian, principal underwriter, pricing service, proxy voting service, financial printer, third party that delivers analytical, statistical or consulting services, ratings or rankings agency or other third party that may require such information to provide services for the benefit of the Fund; (iii) to current or prospective Fund shareholders (including shareholders of record of indirect investments in a Fund through another Fund) and their consultants or agents; (iv) as required by law; and (v) for any other legitimate business purpose.

Disclosure of portfolio holdings of a Fund prior to their public availability generally requires that the recipient has agreed, typically by means of a confidentiality agreement, that they will use that information solely for the purpose for which the information was disclosed and will not use or disclose any portion or aspect of the information for any other purpose without prior consent.

The Adviser has adopted and the Board has approved policies and procedures reasonably designed to ensure that disclosure of portfolio holdings information for each Fund is handled as described herein. These policies and procedures provide that none of the Funds, their service providers, the Adviser, or any other party may receive compensation in connection with the disclosure of portfolio holdings. They also require that any potential conflict of interest associated with any disclosure of portfolio holdings is to be evaluated and resolved by the Trust’s Chief Compliance Officer (“CCO”).

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their

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part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule  153 under the Securities Act is available only with respect to transactions on an exchange.

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of the Funds are managed under the oversight of the Board subject to the laws of the State of Delaware and the Trust’s Fifth Amended and Restated Agreement and Declaration of Trust, as may be further amended from time to time (the “Declaration of Trust”). The Trustees are responsible for oversight of the practices and processes of the Funds and their service providers, rather than active management of each Fund, including in matters relating to risk management. The Trustees seek to understand the key risks facing the Funds, including those involving conflicts of interest; how Fund management identifies and monitors those risks on an ongoing basis; how Fund management develops and implements controls to mitigate those risks; and how Fund management tests the effectiveness of those controls. The Board cannot foresee, know or guard against all risks, nor are the Trustees guarantors against risk. The officers of each Fund conduct and supervise that Fund’s daily business operations. Trustees who are not deemed to be “interested persons” of a Fund as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of a Fund are referred to as “Interested Trustees.”

The Board meets as often as necessary to discharge its responsibilities. The Board conducts regular quarterly meetings, including in-person, telephonic or videoconference meetings, and holds special in-person, telephonic or videoconference meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. At these meetings, officers of the Trust provide the Board (or one of its committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, audit results and insurance and fidelity bond coverage. In addition, it is expected that the Independent Trustees meet at least annually to review, among other things, investment management agreements and certain other plans and agreements and to consider such other matters as they deem appropriate.

The Board has established two standing committees — an Audit Committee and a Valuation Committee — to assist the Board in its oversight of risk as part of its broader oversight of the Funds’ affairs. The Committees, both of which are comprised solely of the Board’s Independent Trustees, are described below. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board.

The Board does not have a lead Independent Trustee. The Board, taking into consideration its oversight responsibility of the Funds, including the Funds’ regular use of fair valuation and the Board’s extensive experience overseeing the development and implementation of fair valuation processes, believes that its leadership structure is appropriate. In addition, the Board’s use of Committees (each of which is chaired by an Independent Trustee with substantial industry experience) and the chair’s role as chief executive officer of the Adviser, serve to enhance the Board’s understanding of the operations of the Funds and the Adviser.

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below. Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years.

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Independent Trustees

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since 2012	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	82	None.

Daniel Charney (1970)	Trustee	since 2012	Co-Head of Global Markets, TD Securities (investment bank) and Vice Chair of TD Cowen, a division of TD Securities (financial services firm) since 2023; Co-President, Cowen and Company, Cowen Inc. (financial services firm), 2012-2023	82	None.

Interested Trustee

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens(4) (1969)	Trustee	since 2012	Founder and Chief Executive Officer of Stone Ridge since 2012	82	None.

(1)	Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65 Floor, New York, NY 10017.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)	The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V and Stone Ridge Trust VIII, other investment companies managed by the Adviser.
(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

Additional Information about the Trustees.

Jeffery Ekberg — Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board. The Board also benefits from his previous experience as a member of the board of other funds.

Daniel Charney — Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens — Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information about the Board’s Committees. The Trust has an Audit Committee and a Valuation Committee. The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Messrs. Ekberg and Charney. Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert. Mr. Charney is the Valuation Committee Chair.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and the Funds’ financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s CCO; (4) to oversee the Trust’s

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compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of each Fund’s audits, its accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting. The Audit Committee met four times during the fiscal year ended December 31, 2023.

The Valuation Committee also operates pursuant to a written charter. The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows: (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of each Fund’s assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of each Fund’s assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board. The Valuation Committee met four times during the fiscal year ended December 31, 2023.

The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Valuation Committee has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by a Fund (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee.

Trustee Ownership of the Funds. The following table shows the dollar range of equity securities owned by the Trustees in the Funds and in other investment companies overseen by the Trustee within the same family of investment companies as of December 31, 2023. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities that appears below is based on statements furnished to the Funds by their Trustees and executive officers.

	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
Independent Trustees
Jeffery Ekberg	None	Over $100,000
Daniel Charney	None	Over $100,000
Interested Trustee
Ross Stevens(3)	None	Over $100,000

(1)	As of December 31, 2023, none of the Trustees owned shares of the Funds because the Funds had not yet begun investment operations.
(2)	Family of Investment Companies includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V and Stone Ridge Trust VIII, other investment companies managed by the Adviser.
(3)	Beneficial ownership through the Adviser’s or its affiliates’ direct Fund investments.

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Other than as disclosed in the following table, none of the Independent Trustees or their family members beneficially owned any class of securities of the Adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter of the Funds, as of December 31, 2023.

Name of Director	Name of Owners and Relationships to Director	Company	Title of Class	Value of Securities	Percent of Class
Daniel Charney	Self	New York Digital Investment Group LLC(1)	Class B2	$1,142,592	0.13%
Jeffery Ekberg	Self	New York Digital Investment Group LLC	Class B2	$571,296	0.06%

(1)	New York Digital Investment Group LLC is under common control with the Adviser.

Compensation of Trustees. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in Stone Ridge funds. The Trust does not pay retirement benefits to its Trustees and officers. Each Fund pays a portion of the compensation of the CCO. Other officers and Interested Trustees of the Trust are not compensated by the Funds. The following table sets forth compensation received by the Independent Trustees for the Funds’ fiscal year ended December 31, 2023:

Independent Trustees	Aggregate Compensation From the Stone Ridge Inflation-Protected Longevity Income Funds	Total Compensation From the Fund Complex Paid to Trustee
Jeffery Ekberg	$0	$426,217
Daniel Charney	$0	$426,217

(1)

As of December 31, 2023, the Independent Trustees have not yet received compensation from the Funds because the Funds had not yet commenced investment operations and each of Messrs. Ekberg and Charney is not expected to receive compensation for the Funds’ initial calendar year of operations.

(2)

Reflects actual direct compensation received during the twelve months ended December 31, 2023 from other series of the Fund Complex. The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V and Stone Ridge Trust VIII, other investment companies managed by the Adviser.

Officers of the Trust

Name (Year of Birth) and Address(1)(2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2012	Founder and Chief Executive Officer of the Adviser, since 2012.

Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.

Anthony Zuco (1975)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2018	Supervising Fund Controller at the Adviser, since 2015.

Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.

Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018.

Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.

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Name (Year of Birth) and Address(1)(2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years

Stanley Weinberg (1989)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.

Daniel Gross (1984)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019.

Connor O’Neill (1990)	Assistant Treasurer	since April 2024	Member of Operations at the Adviser, since 2020; Operations Manager at Junto Capital Management (2015-2019).

(1) Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

(2) Each of the officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.

(3) The term of office of each officer is indefinite.

Code of Ethics. The Trust and the Adviser have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. This code of ethics permits the personnel of these entities to make personal investments under some circumstances, including in assets or instruments that a Fund may purchase or hold.

The code of ethics is available on the EDGAR database of the Commission’s website at www.sec.gov. In addition, copies of the code of ethics may be obtained, after mailing the appropriate duplicating fee, by e-mail request to publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Attached as Appendix A to this SAI is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of a Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with each Fund’s investment objective. Information on how each Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 is available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the Commission’s website at www.sec.gov. Given the Funds’ investment universe, the Adviser does not expect to frequently have the ability to vote proxies relating to portfolio securities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or is known by a Fund to own of record or beneficially 5% or more of any class of any Fund’s outstanding equity securities. A control person is one who owns beneficially, either directly or through controlled companies, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.

As of the date of this SAI, Stone Ridge or its affiliate owned of record and beneficially 100% of the outstanding shares of each Fund. However, it is anticipated that Stone Ridge or its affiliate will no longer be a control person once the Funds have had their initial share issuances to persons not affiliated with the Funds. The principal business address of Stone Ridge is One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

As of the date of this SAI, the Trustees and officers of the Funds as a group owned, directly or indirectly, 100% of the outstanding shares of the Funds, as a result of Ross Stevens’ beneficial ownership through the Adviser’s or its affiliates’ investments in the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge serves as each Fund’s Adviser under an Investment Management Agreement (the “Management Agreement”). The Adviser’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [ ], 2024, Stone Ridge’s assets under management were approximately $[ ] billion. The Adviser is a Delaware limited liability company and is controlled by Stone Ridge Holdings Group LP, a holding company for the Adviser and its affiliates.

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Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Stone Ridge compensates all Trustees and officers of the Funds who are members of Stone Ridge’s organization and who render investment services to the Funds. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of 1.00% of each Fund’s average daily total assets less total liabilities. The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time. In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for the Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Prior to the date on which a corresponding series of the Trust (a “Predecessor Fund”) was reorganized into each Fund (the (“Reorganization”), Stone Ridge was compensated by the Predecessor Funds on substantially identical terms.

A discussion regarding the considerations of the Board in approving the Management Agreement will be included in a Fund’s first annual or semi-annual report to shareholders, as applicable, which is expected to be the annual report for the period ended December 31, 2024.

The Management Agreement will have an initial term of two years from its effective date and will continue in effect with respect to each Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Fund. The Management Agreement may nevertheless be terminated at any time with respect to each Fund without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Fund commenced operations following the Reorganization. As of the date of the Reorganization, the Predecessor Funds had not completed their initial year of operations. When available, information regarding advisory fees for periods prior to the Reorganization will be that of the Predecessor Funds.

Under the terms of the Management Agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the contract (“disabling conduct”). In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Funds, the Closed-End Funds, and any other potential future funds managed by Stone Ridge with substantially similar investment strategies and structured in a substantially similar manner. The Board of Advisors consists of Ross Stevens, Founder and CEO of Stone Ridge; Ted Mathas (Chairman), former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); Peter Attia, longevity expert, physician and author; Eric Clarke, Founder of Orion Advisor Solutions; and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of each Stone Ridge Inflation-Protected Longevity Income ETF. The following tables set forth certain additional information with respect to the Portfolio Managers. The information is as of May 31, 2024.

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Other Accounts Managed by the Portfolio Managers

The table below identifies the number of accounts for which the Portfolio Managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nate Conrad	64	$13	0	$0	0	$0
Li Song	66	$1,368	0	$0	0	$0
Ross Stevens	68	$6,928	0	$0	0	$0
Yan Zhao	64	$13	0	$0	0	$0

(1)	Does not include the Funds or other investment companies managed by the Adviser that have not commenced operations.

The Portfolio Managers do not manage funds or accounts with performance-based fees.

Potential Conflicts of Interest

Each of the Portfolio Managers is also responsible for managing other accounts in addition to the Funds, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the Portfolio Managers. Management of other accounts in addition to the Stone Ridge Inflation-Protected Longevity Income ETFs can present certain conflicts of interest, as described below.

From time to time, conflicts of interest arise between a Portfolio Manager’s management of the investments of the Funds, on the one hand, and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as the Funds, or otherwise hold, purchase or sell securities or other assets or instruments that are eligible to be held, purchased or sold by the Funds, or may take positions that are opposite in direction from those taken by the Funds. In addition, investors in, or the owners of, certain accounts managed by the Adviser are also investors in the Adviser or its affiliates and/or have indicated an intention to invest additional assets in accounts managed by the Adviser and for which the Adviser will receive a management fee, performance allocation or incentive fee.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser, the Funds and each Stone Ridge Inflation-Protected Longevity Income ETF have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Investment Opportunities. Conflicts of interest arise as a result of the Adviser’s or its affiliates’ management of a number of accounts with similar or different investment strategies. When the Adviser or its affiliates purchase or sell securities or other assets or instruments for more than one account, the trades must be allocated in a manner consistent with their fiduciary duties. The Adviser and its affiliates attempt to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser and its affiliates have adopted policies and procedures that are intended to provide the Adviser and its affiliates with flexibility to allocate investments in a manner that is consistent with their fiduciary duties. There is no guarantee, however, that the policies and procedures adopted by the Adviser and its affiliates will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

An investment opportunity may be suitable for a Fund and other accounts, but may not be available in sufficient quantities for a Fund and the other accounts to participate fully. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which a Fund will not participate in a transaction that is allocated among other accounts or a Fund may not be allocated the full amount of an investment opportunity. Similarly, there may be limited opportunity to sell an investment held by a Fund and another

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account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for accounts with a similar investment strategy. Whenever decisions are made to buy or sell securities or other assets or instruments by a Fund and one or more of the other accounts simultaneously, the Adviser and its affiliates may aggregate the purchases and sales of the securities or other assets or instruments. The Adviser and its affiliates will not necessarily purchase or sell the same securities or other assets or instruments at the same time, in the same direction or in the same proportionate amounts for all eligible accounts, particularly if different accounts have different amounts of capital under management by the Adviser or its affiliates, different amounts of investable cash available, different strategies or different risk tolerances. As a result, although the Adviser and its affiliates may manage different accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities or other assets or instruments, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account, and the trade allocation and aggregation and other policies and procedures of a Fund or the Adviser and its affiliates could have a detrimental effect on the price or amount of the securities or other assets or instruments available to a Fund from time to time. Because the aforementioned considerations may differ between a Fund and other accounts, the investment activities of a Fund and other accounts may differ considerably from time to time. In addition, a Fund could be disadvantaged because of activities conducted by the Adviser or its affiliates for their other accounts, or by the Adviser or its affiliates for their own accounts, as a result of, among other things, the difficulty of liquidating an investment for more than one account where the market cannot absorb the sale of the combined positions.

As a result of regulations governing the ability of certain clients of the Adviser and its affiliates to invest side-by-side, it is possible that a Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser or its affiliates. These limitations may limit the scope of investment opportunities that would otherwise be available to a Fund. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law and the suitability of the investment opportunity for, and the strategy of, the applicable accounts. It is possible that a Fund may be prevented from participating due to such investment opportunity being more appropriate, in the discretion of the Adviser and its affiliates, for another account.

Conflicts of Interest Among Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security or other asset or instrument. In these cases, the Portfolio Manager may place separate transactions for one or more accounts, which may affect the market price of the security or other asset or instrument or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions in accounts or investments owned by them or on behalf of clients that are similar to or different from those taken by one or more client accounts.

Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities or other assets or instruments at the same time or at the same prices.

Selection of Service Providers. The Adviser or its affiliates may be able to select or influence the selection of service providers to clients, including the brokers and dealers that are used to execute securities or other transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers may provide the Adviser or its affiliates with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others. In addition, the Adviser or its affiliates have received and may receive loans or other services from service providers to clients. Although such services are negotiated at arm’s length, they pose conflicts of interest to the Adviser or its affiliates in selecting such service providers.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities and may expand the range of services that they provide over time. The Adviser and its related parties will generally not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future), even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. In the ordinary course of their business activities, including activities with third-party service providers, lenders and/or counterparties, the Adviser and its related parties engage in

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activities where the interests of the Adviser and its related parties or the interests of their clients conflict with the interests of the shareholders of the Funds. Certain employees of the Adviser, including certain Portfolio Managers, also have responsibilities relating to the business of one or more related parties. These employees are not restricted in the amount of time that may be allocated to the business activities of the Adviser’s related parties, and the allocation of such employees’ time between the Adviser and its related parties may change over time.

Variation in Compensation. A conflict of interest arises where the financial or other benefits available to the Adviser differ among the accounts that it manages. The structure of the Adviser’s management fee differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), which means the Adviser might be motivated to help certain accounts over others. In addition, a Portfolio Manager or the Adviser might be motivated to favor accounts in which such Portfolio Manager has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Adviser’s performance record or to derive other rewards, financial or otherwise, could influence the Adviser to lend preferential treatment to those accounts that could most significantly benefit the Adviser.

Investments by Adviser or Related Entities. The Adviser or a related entity may invest in entities that may provide financial or other services for the Funds.

Certain Potential Conflicts Relating to Expenses. The allocation of fees and expenses among the Funds and other funds or accounts advised by the Adviser will often require the Adviser to exercise its discretion to select an allocation method it determines to be appropriate in light of the particular facts and circumstances. The Adviser will be subject to conflicts of interest in making such determinations, and there can be no assurance that any allocations (i) will reflect an entity’s pro rata share of such expenses based on the amounts invested (or anticipated to be invested) and/or the market value of the investment held (or anticipated to be held) by each fund advised by the Adviser, or (ii) will be in proportion to the number of participating funds advised by the Adviser or the proportion of time spent on each such fund. Similarly, the determination of whether an expense (for instance, the fees and expenses of service providers who work on Fund-related matters) is appropriately borne by a Fund or the Adviser often cannot be resolved by reference to a pre-existing formula and will require the exercise of discretion, and the Adviser will be subject to conflicts of interest in making such determinations.

Portfolio Manager Compensation

Portfolio Managers receive a base salary and may also receive a bonus. Compensation of a Portfolio Manager is determined at the discretion of the Adviser and may be deferred. It may be based on a number of factors including the Portfolio Manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors and clients. As a firm focused on beta, the compensation of Portfolio Managers is not based upon the performance of client accounts that the Portfolio Managers manage. The Adviser reviews the compensation of each Portfolio Manager at least annually.

Portfolio Manager Securities Ownership

None of the Portfolio Managers beneficially own any shares of the Funds as of the date of this SAI.

Principal Underwriter

Subject to the conditions described in the “How to Purchase, Exchange and Sell Fund Shares” section of the Prospectus, shares of the Funds are offered on a continuous basis. Prior to trading in the secondary market, shares of each Fund are “created” at their NAV by Authorized Participants that have entered into an agreement with [ ] (the “Distributor”), located at [ ], as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Trust, on behalf of the Funds. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.

[Rule 12b-1 Fees

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No distribution and service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.]

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Other Service Providers

Administrator. The Trust has entered into an administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) pursuant to which the Administrator provides administrative services to the Funds. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds. In performing its duties and obligations under the administration agreement, the Administrator shall not be held liable except for a loss arising out of the Administrator’s refusal or failure to comply with the terms of the administration agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under the administration agreement. The principal business address of the Administrator is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administrator also serves as fund accountant to the Funds under a separate agreement with the Trust and is responsible for calculating each Fund’s total NAV, total net income and NAV per share of each Fund on a daily basis. The Adviser compensates the Administrator for its services out of the Unified Management Fee.

Transfer Agent/Dividend Disbursing Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), is the transfer agent for the Funds’ shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is 615 East Michigan Street, Milwaukee, Wisconsin 53202. The Adviser compensates the Transfer Agent for its services out of the Unified Management Fee.

Custodian. U.S. Bank, NA (the “Custodian”), located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Funds’ custodian. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to portfolio securities of the Funds. The Custodian also maintains certain accounts and records of the Funds. The Adviser compensates the Custodian for its services out of the Unified Management Fee.

Independent Registered Public Accounting Firm. [ ] serves as independent registered public accountant to the Funds. [ ] provides audit services and assistance and consultation in connection with the review of Commission filings and certain tax compliance services. [ ] is located at [ ]. The Adviser compensates [ ] for its services out of the Unified Management Fee.

Legal Counsel. Ropes & Gray LLP serves as counsel to the Funds, and is located at 800 Boylston Street, Boston, Massachusetts 02199. The Adviser compensates Ropes & Gray LLP for its services out of the Unified Management Fee.

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

TAX STATUS

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations and other applicable authority, as of the date of the preparation of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds and does not address all aspects of

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taxation that may apply to shareholders or to particular shareholders. In particular, because shares of the Funds generally are expected to be sold only to U.S. citizens or U.S. residents, the following discussion does not address all aspects of taxation that may apply to other shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Funds

Each Fund intends to elect to be treated and to qualify and be treated each year as a regulated investment company under Subchapter M of the Code (a “RIC”). In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund generally must, among other things:

(a)

derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above);

(b)

diversify its holdings so that, at the end of each quarter of each Fund’s taxable year, (i) at least 50% of the value of a Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that a Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships; and

(c)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund generally will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income, if any, and any net capital gain. Investment company taxable income and net capital gain that is retained by each Fund will be subject to tax at the Fund level at regular corporate rates.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year), or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If each Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount from the prior

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year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, each Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are received, except that a dividend declared and payable to shareholders of record in October, November or December and paid to shareholders the following January generally is deemed to have been paid by the Fund on the preceding December 31. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Fund owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, each Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by each Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. The Internal Revenue Service (“IRS”) and the U.S. Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions of net short-term capital gain (as reduced by any long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income, and shareholders will not be able to offset distributions of a Fund’s net short-term capital gains with capital losses that they recognize with respect to their other investments. As required by U.S. federal law, detailed U.S. federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year. In general, the Funds do not expect a significant portion of their distributions to be attributable to capital gains from each Fund’s investment activities.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. Each Fund may make total distributions during a taxable year in an amount that exceeds each Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of each Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, each Fund may carry forward net capital losses from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Each Fund’s capital loss carryforwards are reduced to the extent they offset the Fund’s current-year net realized capital gains, whether the Fund retains or distributes such gains. Each Fund must apply such carryforwards first against gains of the same character. Each Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

If a shareholder elects to reinvest distributions, such distributions will be reinvested in additional shares of a Fund at the NAV calculated as of the payment date. Each Fund will pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of each Fund will be reduced by the amount of the payment. If a shareholder is subject to U.S. federal income tax, he or she will be subject to such tax on Fund distributions in the manner described herein whether such distributions are paid in cash or reinvested in additional shares of the Fund.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the

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sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Funds.

Dividends and distributions on shares of the Funds are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the NAV of a Fund reflected either unrealized gains, or realized and undistributed income or gains, which were therefore included in the price the shareholder paid. Such realized income or gains may be required to be distributed regardless of whether a Fund’s NAV also reflects unrealized losses. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares.

Sale or Redemption of Shares

The sale or redemption of shares of the Funds will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than twelve months. Otherwise, the gain or loss generally will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash sale” rule if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

In the year in which members of a Modeled Cohort will turn 80, investors may invest in a Closed-End Fund. Investors may elect to sell their Fund shares in order to purchase shares of such Closed-End Fund. Any gain arising from the sale of your shares will be subject to tax regardless of whether you invest the sale proceeds in a Closed-End Fund. Accordingly, if you reinvest the after-tax cash proceeds of the sale of Fund shares into a Closed-End Fund, such reinvested after-tax amount may be less than their share of the Fund’s NAV as of the time of the sale. As described above, any gain or loss resulting from the sale of your shares generally will be treated as capital gain or loss for federal income tax purposes, which will be long or short term depending on how long you have held your shares. An investment in a Closed-End Fund has its own tax consequences to investors. Investors should review the applicable Closed-End Fund’s prospectus and offering materials when such materials become available. This SAI is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds.

Upon the sale or redemption of Fund shares, a Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold or redeemed. See “Tax Basis Information” below for more information.

Original Issue Discount, Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e., upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. Increases in the principal amount of inflation-indexed debt obligations (including TIPS) will be treated as OID.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, each Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the

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term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. Each Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund’s investments in inflation-indexed debt obligations and each Fund’s holdings (if any) of any of the other securities described above can cause the Fund to accrue interest income in excess of the amount of cash interest the Fund actually receives. Thus, a Fund may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from a Fund’s cash assets or by liquidation of its portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Securities Purchased at a Premium

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity — that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund would reduce the current taxable income from the bond by the amortized premium and reduce its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund would be permitted to deduct any remaining premium allocable to a prior period.

Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, will be governed by section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Also, Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging transactions, may be subject to one or more special tax rules (e.g., mark-to-market, notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by each Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund and cause adjustments in the holding periods of a Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of a RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder (i) who fails to properly furnish the Fund with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Basis Information

Each Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period of Fund shares. Each Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average cost method. In the absence of an election, a shareholder’s cost basis will be determined under the default method selected

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by a Fund. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a cancellation of shares after the cancellation’s settlement date. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Tax Shelter Reporting Regulations

Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, the shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Reporting and Withholding Requirements

Each prospective investor is urged to consult its tax adviser regarding the applicability of Sections 1471-1474 of the Code, the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) and any other reporting requirements with respect to the prospective investor’s situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

State and Local Taxes

The states of the United States generally permit investment companies, such as the Funds, to “pass through” to their shareholders the state and local tax exemption on income earned from investments in the types of U.S. Treasury obligations the Funds expect to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Funds generally expect that shareholders will be allowed to exclude from state and local taxable income distributions made to the shareholders by the Funds that are attributable to interest the Funds directly or indirectly earned on such investments. Shareholders should consult their tax advisers regarding the applicability of any such exemption to their situation and as to the state or local tax consequences of investing in the Funds.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Taxation on Creations and Redemptions of Creation Units

An Authorized Participant who exchanges Deposit Securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the Deposit Securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

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Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those set forth above.

A Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require the provision of information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or group of purchasers) will generally not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objective. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities or other assets considered for investment by a Fund also may be appropriate for other accounts managed by the Adviser or its affiliates. Thus, a particular security or other asset may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. If a purchase or sale of securities or other assets consistent with the investment policies of a Fund and one or more of these other accounts is considered at or about the same time, transactions in such securities or other assets will generally be allocated among a Fund and other accounts in the manner described above under “Potential Conflicts of Interest — Allocation of Investment Opportunities” and “— Conflicts of Interest Among Strategies” above. When the Adviser or its affiliates determine that an investment opportunity is appropriate for a Fund and one or more other accounts, the Adviser or its affiliates will generally execute transactions for the Fund on an aggregated basis with the other accounts when the Adviser or its affiliates believe that to do so will allow it to obtain best execution and to negotiate more favorable transaction costs than might have otherwise been paid had such orders been placed independently. Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is no stated commission in the case of U.S. Treasury obligations the Funds intend to hold, however the prices paid by the Funds will be negatively impacted by the bid-offer spread, market impact, and general dealer activity.

The Adviser places orders for the purchase and sale of portfolio securities or other assets and buys and sells such securities or other assets for the Funds through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting such purchases and sales, the Adviser seeks the most favorable price and execution of a Fund’s orders.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “research and brokerage services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or its affiliates may receive research and brokerage services from broker-dealers with which the Adviser places a Fund’s portfolio transactions. These research and brokerage services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities or other assets or instruments, recommendations as to the purchase and sale of securities or other assets or instruments, and services related to the execution of securities or other transactions. The advisory fees paid by a Fund are not reduced because the Adviser or its affiliates receive such research and brokerage services even though the receipt of such research and brokerage services relieves the Adviser or its affiliates from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place a Fund’s transactions may be useful to the Adviser or its affiliates in providing services to the Adviser’s or its affiliates’ other clients, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, research and brokerage services provided to the Adviser or its affiliates by broker-dealers in connection with trades executed on behalf of other clients of the Adviser or its affiliates may be useful to the Adviser in managing a Fund, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser or its affiliates in managing such other clients. To the extent the Adviser or its affiliates use such research and brokerage services, they will use them for the benefit of all clients, to the extent

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reasonably practicable. Currently, the Adviser does not direct portfolio transactions for the Funds to a particular broker-dealer because the broker-dealer provides soft dollar benefits to the Adviser.

Consistent with Rule 6c-11 under the 1940 Act and the Funds’ basket construction and custom basket policies and procedures, the Funds may transact using creation and redemption baskets, including custom baskets that the Adviser believes to be in the best interest of the Funds and their shareholders.

Creation or redemption transactions, to the extent consisting of cash, may require a Fund to contemporaneously transact with broker-dealers for purchases of Deposit Securities or sales of Fund Securities, as applicable. Such transactions with a particular broker-dealer may be conditioned upon the broker-dealer’s agreement to transact at guaranteed price levels in order to reduce transaction costs the Funds would otherwise incur as a consequence of settling creation or redemption baskets in cash rather than in-kind. Following a Fund’s receipt of an order to purchase or redeem creation or redemption baskets, to the extent such purchases or redemptions consist of a cash portion, the Funds may enter an order with a broker or dealer to purchase or sell the Deposit Securities or Fund Securities, as applicable. Such orders may be placed with the purchasing or redeeming Authorized Participant (or a broker-dealer affiliated with the Authorized Participant or a third-party broker-dealer engaged through the Authorized Participant) in its capacity as a broker-dealer. The amount payable to the Funds will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

As of May 31, 2024, the Funds have not yet paid brokerage commissions because the Funds had not yet commenced operations. The Predecessor Funds had not paid brokerage commissions as of the date of the Reorganization.

Regular Broker Dealers. Each Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of its most recent fiscal year and state the value of such holdings. As of December 31, 2023, the Funds did not hold any securities of their regular brokers or dealers or their parent companies because the Funds had not yet commenced investment operations.

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. To the extent permissible by law, additional series may be added in the future.

Holders of each Fund’s shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, if there are remaining assets, the liquidating Fund will liquidate and distribute all proceeds from the liquidation, if any, to its shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares) and have no preemptive or conversion rights or rights to cumulative voting. When issued, shares are fully paid and non-assessable.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of a Fund solely by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust; however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

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[Although Fund shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a Fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a Fund, the Trust or a Fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.]

DTC as Securities Depository for Shares of the Funds. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as CCP for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and the Financial Industry Regulatory Authority, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Funds.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a depositary agreement, DTC is required to make available to the Funds upon request and for a fee to be charged to the Funds a listing of the shares of each Fund held by each DTC Participant. The Funds shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Funds shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Funds shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Funds have no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Funds at any time by giving reasonable notice to the Funds and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Funds shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Distribution of Shares. In connection with each Fund’s launch, each Fund was seeded through the sale of one or more Creation Units by each Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of each Fund or the Adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for each Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Funds will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.

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Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.

Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act, in connection with such sales.

Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Exchange Act and the rules and regulations thereunder.

PURCHASES AND REDEMPTION OF SHARES

Each Fund offers its shares continuously. Fund shares may only be purchased and sold on secondary markets through a financial intermediary, such as a broker-dealer or a bank.

FINANCIAL STATEMENTS

Each Fund will commence operations following the Reorganization of a Predecessor Fund into such Fund on [date], 2024. As of the date of the Reorganization, the Predecessor Funds had not completed their initial year of operations. When available, information included in the financial statements for periods prior to the Reorganization will be for the applicable Predecessor Fund.

MISCELLANEOUS INFORMATION

Investors’ Rights. Each Fund relies on the services of the Adviser and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of a Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against a Fund or its service providers. In the event that an investor considers that it may have a claim against a Fund, or against any service provider in connection with its investment in a Fund, such investor should consult its own legal advisor.

By contract, Authorized Participants irrevocably submit to personal jurisdiction and service and venue of any New York State or U.S. federal court sitting in New York, New York having subject matter jurisdiction over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.

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APPENDIX A

STONE RIDGE ASSET MANAGEMENT LLC

PROXY VOTING POLICY

Governing Standards

The Registered Funds have delegated to the Adviser the responsibility for voting Registered Fund securities. Private Funds or Managed Account Clients may delegate such responsibility to the Adviser.2 As a fiduciary, an investment adviser with proxy voting authority has a duty to monitor corporate events and to vote proxies, as well as a duty to cast votes in the best interest of clients and not subrogate client interests to its own interests. The Adviser has adopted this policy as required under Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The policy, which has been designed to ensure that the Adviser votes proxies in the best interest of its Clients and provides Clients with information about how their proxies are voted, contains procedures to mitigate material conflicts of interests between Clients and the Adviser and its affiliated persons when voting proxies.

For the avoidance of doubt, the policy applies to shareholder votes and consents that the Adviser has authority to exercise on behalf of a Client, including votes and consents for private entities that do not involve proxies. All references to votes by proxy in this policy shall be interpreted to include both votes by proxy and votes and consents that do not involve proxies.

Procedures

The policy applies to those Client accounts that contain voting securities and for which the Adviser has been delegated the authority to vote client proxies. When voting proxies for Client accounts, the Adviser’s primary objective is to make voting decisions solely in the best interest of all Clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or the “Proxy Voting Service”), to assist it in researching, recordkeeping and voting of proxies.

With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to the Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to an applicable set of guidelines, the ISS’ Proxy Voting Summary Guidelines (“ISS Guidelines”). The ISS Guidelines are intended to provide a general overview by highlighting the key policies that ISS applies to companies listed in the applicable geographic region. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors. The ISS Guidelines have been approved by the Adviser and, although the Adviser intends to vote consistently with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, the Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, as in the case of votes involving private issuers, the Adviser may determine to vote on the proposals directly and will do so in a manner consistent with the principles set forth in this policy.

In certain circumstances, the Proxy Voting Service may use an electronic vote management system to automatically submit the votes to be counted or to populate votes shown on the Proxy Voting Service’s electronic voting platform with its recommendations based on the Adviser’s voting instructions to the Proxy Voting Service. The Proxy Voting Service will provide the Adviser access to any additional soliciting materials filed by an issuer after the Proxy Voting Service has published its recommendations and pre-populated the votes in the electronic vote management system so that the Adviser may consider such information prior to voting a proxy.

The Adviser may determine not to vote a proxy or review additional soliciting materials if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual Client account or in the aggregate with all Client accounts; (2) the cost of voting the proxy or reviewing additional soliciting materials outweighs the possible benefit to

2 The specific obligations that the Adviser bears depend upon the scope of voting authority assumed by the Adviser.

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the applicable Client account, including situations where a jurisdiction imposes share blocking restrictions that may affect the ability of the portfolio managers to effect trades in the related security; or (3) the Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy or review additional soliciting materials.

In addition, neither the Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that the Adviser is aware of a material vote on behalf of a Client with respect to securities on loan by the custodian, the Adviser will call back the loan to vote the proxy if the Adviser determines that the benefits to the Client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan, and if time permits.

The Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than Adviser personnel or the Proxy Voting Service.

Conflicts of Interest

For voting of securities, the Adviser believes that application of the ISS Guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest, as the ISS Guidelines are predetermined. As a general practice, the Adviser will vote in accordance with the voting recommendation provided by ISS. In the event that the Adviser wishes to vote against the independent voting recommendation, the Adviser requires CCO approval prior to a vote being cast.

Upon the identification or notice received by the CCO that there is a potential conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the potential conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the ISS Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material potential conflict of interest, the CCO has final decision-making authority regarding the Adviser’s course of action for the proxy. The CCO will seek to cause the proxy to be voted in a manner consistent with the Client’s best interests.

Review

The Adviser will supervise and periodically review its proxy voting activities and the implementation of this policy, including with respect to the Proxy Voting Service’s capabilities.

Registered Fund Disclosure Requirements

The Registered Funds will disclose in their SAIs and for closed-end funds, in item 7 of the Form N-CSR, a description of their policies and procedures used to determine how to vote proxies relating to portfolio securities, including the procedures used when a vote presents a conflict between the interests of Registered Fund shareholders, on the one hand, and those of the Registered Fund’s investment adviser; principal underwriter; or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other.

The Registered Funds are also required to include in their SAIs any policies and procedures of the Adviser or any other third party that the Registered Funds use, or that are used on the Registered Funds’ behalf, to determine how to vote proxies relating to portfolio securities.

Rule 30b1-4 under the 1940 Act requires mutual funds to file with the SEC an annual record of proxies voted by a fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain each Registered Fund’s proxy voting record for the most recent twelve-month period ending June 30.

The Registered Funds must also state in their disclosure documents (in their SAIs and shareholder reports) that information regarding how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Registered Fund’s website at a specified Internet address; or both; and (2) on the SEC’s website at http://www.sec.gov.

If a Registered Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, and the Registered Fund (or financial intermediary through which shares of the Registered Fund may be purchased or sold) receives a request for this information, the Registered Fund (or financial intermediary) must send the information disclosed in the Registered Fund’s most recently filed report on Form N-PX within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

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If a Registered Fund discloses that its proxy voting record is available on or through its website, the Registered Fund must make available free of charge the information disclosed in the Registered Fund’s most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the SEC. The information disclosed in the Fund’s most recently filed report on Form N-PX must remain available on or through the Registered Fund’s website for as long as the Registered Fund remains subject to the requirements of Rule 30b1-4 and discloses that the Registered Fund’s proxy voting record is available on or through its website.

It is the responsibility of Legal and Compliance to ensure that the Registered Funds satisfy the disclosure requirements.

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PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)

Amended and Restated Certificate of Trust of Stone Ridge Trust (the “Registrant”), dated as of October 23, 2015, incorporated by reference to Exhibit (1)(d) filed with the Registrant’s Registration Statement on Form N-14, as filed with the Securities and Exchange Commission (“SEC”) via EDGAR on September 27, 2016.

(2)

Fourth Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of July 25, 2023, incorporated by reference to Exhibit (a)(2) filed with the Registrant’s Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on August 9, 2023.

(3) Fifth Amended and Restated Agreement and Declaration of Trust of the Registrant, to be filed by amendment.

(b)	(1)

Bylaws of the Registrant, incorporated by reference to Exhibit (b) filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(2)

Amended and Restated Bylaws of the Registrant, incorporated by reference to Exhibit (b)(2) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

(c)	Not applicable.

(d)	(1)

Investment Management Agreement between Stone Ridge Asset Management LLC (“Stone Ridge”) and the Registrant, on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 11, 2013, incorporated by reference to Exhibit (d)(1) filed with the Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(2)

First Amended and Restated Investment Management Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 31, 2013, incorporated by reference to Exhibit (d)(2) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(3)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of each of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, dated as of April 4, 2013, incorporated by reference to Exhibit (d)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(4)

First Amended and Restated Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), dated October 28, 2019, incorporated by reference to Exhibit (d)(4) filed with the Registrant’s Post-Effective Amendment No. 83 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

Item 28.	Exhibits

(5)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge U.S. Variance Risk Premium Master Fund (formerly known as Stone Ridge U.S. Master Variance Risk Premium Fund), dated as of April 4, 2013, incorporated by reference to Exhibit (d)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(6)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, dated as of January 23, 2014, incorporated by reference to Exhibit (d)(4) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(7)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge International Variance Risk Premium Master Fund (formerly known as Stone Ridge International Master Variance Risk Premium Fund), dated as of September 19, 2013, incorporated by reference to Exhibit (d)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(8)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (d)(6) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(9)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of January 24, 2017, incorporated by reference to Exhibit (d)(7) filed with the Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(10)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Diversified Alternatives Fund, dated as of January 29, 2020, incorporated by reference to Exhibit (d)(8) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(11)

Investment Management Agreement between Stone Ridge and Stone Ridge Diversified Alternatives Sub Fund Ltd, dated as of January 29, 2020, incorporated by reference to Exhibit (d)(9) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(12)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge All Asset Variance Risk Premium Fund, dated as of August 12, 2020, incorporated by reference to Exhibit (6)(j) filed with the Registrant’s Registration Statement on Form N-14, as filed with the SEC via EDGAR on August 13, 2020.

(13)

Investment Management Agreement between Stone Ridge and Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd, dated as of August 12, 2020, incorporated by reference to Exhibit (6)(k) filed with the Registrant’s Registration Statement on Form N-14, as filed with the SEC via EDGAR on August 13, 2020.

(14)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Bitcoin Strategy Fund, dated as of July 19, 2021, incorporated by reference to Exhibit (d)(12) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

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Item 28.	Exhibits

(15)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Bitcoin Strategy Sub Fund Ltd, dated as of July 19, 2021, incorporated by reference to Exhibit (d)(13) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(16)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the Stone Ridge LifeX Income Open-End Funds, incorporated by reference to Exhibit (d)(14) filed with the Registrant’s Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 23, 2023.

(17)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the Stone Ridge LifeX Inflation-Protected Income Open-End Funds, incorporated by reference to Exhibit (d)(15) filed with the Registrant’s Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 23, 2023.

	(18)	Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the Stone Ridge Longevity Income ETFs, to be filed by amendment.

	(19)	Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the Stone Ridge Inflation-Protected Longevity Income ETFs, to be filed by amendment.

(e)	(1)

Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS”), dated as of April 16, 2018, incorporated by reference to Exhibit (e) filed with the Registrant’s Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 30, 2019.

(2)

Amendment No.  1 to the Distribution Agreement between the Registrant and ALPS, dated as of October 28, 2019, incorporated by reference to Exhibit (e)(2) filed with the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2019.

(3)

Amendment No.  2 to the Distribution Agreement between the Registrant and ALPS, dated as of January 29, 2020, incorporated by reference to Exhibit (e)(3) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(4)

Amendment No.  3 to the Distribution Agreement between the Registrant and ALPS, dated as of August 21, 2020, incorporated by reference to Exhibit (e)(4) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(5)

Amendment No.  4 to the Distribution Agreement between the Registrant and ALPS, dated as of October 1, 2020, incorporated by reference to Exhibit (e)(5) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(6)

Amendment No.  5 to the Distribution Agreement between the Registrant and ALPS, dated as of July 19, 2021, incorporated by reference to Exhibit (e)(6) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(7)

Amendment No.  6 to the Distribution Agreement between the Registrant and ALPS, dated as of October 21, 2022, incorporated by reference to Exhibit (e)(7) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

3

Item 28.	Exhibits

(8)

Amendment No.  7 to the Distribution Agreement between the Registrant and ALPS, dated as of July 25, 2023, incorporated by reference to Exhibit (e)(6) filed with the Registrant’s Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 23, 2023.

(9)

Amendment No.  8 to the Distribution Agreement between the Registrant and ALPS, dated as of October 23, 2023, incorporated by reference to Exhibit (e)(7) filed with the Registrant’s Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 23, 2023.

(10)

Distribution Agreement between the Registrant, on behalf of the Stone Ridge LifeX Income Funds and the Stone Ridge LifeX Inflation-Protected Income Funds and Foreside Global Services, LLC (“Foreside”), dated as of December 2, 2023, filed herewith.

	(11)	Distribution Agreement between the Registrant, on behalf of the Stone Ridge Longevity Income ETFs and Stone Ridge Inflation-Protected Longevity Income ETFs, and [ ], to be filed by amendment.

(f)	Not applicable.

(g)	(1)

Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of September 24, 2020, incorporated by reference to Exhibit (g)(1) filed with the Registrant’s Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on November 23, 2020.

(2)

First Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of October 5, 2020, incorporated by reference to Exhibit (g)(2) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(3)

Second Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of July 19, 2021, incorporated by reference to Exhibit (g)(3) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(4)

Third Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of February 4, 2022, incorporated by reference to Exhibit (g)(4) filed with the Registrant’s Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2022.

(5)

Fourth Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of October 21, 2022, incorporated by reference to Exhibit (g)(5) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(6)

Custody Agreement between the Registrant, on behalf of the Stone Ridge LifeX Income Funds and the Stone Ridge LifeX Inflation-Protected Income Funds, and U.S. Bank National Association, LLC, dated as of December 6, 2023, incorporated by reference to Exhibit (g)(6) filed with the Registrant’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 28, 2023.

(7)

Custody Agreement between the Registrant, on behalf of Stone Ridge Longevity Income ETFs and Stone Ridge Inflation-Protected Longevity Income ETFs, and U.S. Bank National Association, to be filed by amendment.

(8)

Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated as of April 10, 2018, incorporated by reference to Exhibit (g)(2) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

4

Item 28.	Exhibits

(h)	(1)

Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(1) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(2)

Addendum to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of September 21, 2018, incorporated by reference to Exhibit (h)(2) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

(3)

First Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(3) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(4)

Second Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 25, 2020, incorporated by reference to Exhibit (h)(4) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(5)

Third Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 5, 2020, incorporated by reference to Exhibit (h)(5) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(6)

Fourth Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of July 19, 2021, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(7)

Fifth Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 21, 2022, incorporated by reference to Exhibit (h)(7) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(8)

Addendum to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 7, 2023, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(9)

Fund Administration Servicing Agreement between the Registrant, on behalf of Stone Ridge LifeX Income Funds and the Stone Ridge LifeX Inflation-Protected Income Funds, and U.S. Bancorp Fund Services, LLC, dated as of December 6, 2023, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 28, 2023.

(10)

Fund Administration Servicing Agreement between the Registrant, on behalf of Stone Ridge Longevity Income ETFs and Stone Ridge Inflation-Protected Longevity Income ETFs, and U.S. Bancorp Fund Services, LLC, to be filed by amendment.

5

Item 28.	Exhibits

(11)

Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(2) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(12)

First Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 25, 2020, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(13)

Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 5, 2020, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(14)

Third Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of July 19, 2021, incorporated by reference to Exhibit (h)(10) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(15)

Fourth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 21, 2022, incorporated by reference to Exhibit (h)(13) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(16)

Transfer Agent Servicing Agreement between the Registrant, on behalf of each of Stone Ridge LifeX Income Funds and the Stone Ridge LifeX Inflation-Protected Income Funds, and U.S. Bancorp Fund Services, LLC, dated as of December 6, 2023, incorporated by reference to Exhibit (h)(15) filed with the Registrant’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 28, 2023.

(17)

Transfer Agent Servicing Agreement between the Registrant, on behalf of Stone Ridge Longevity Income ETFs and Stone Ridge Inflation-Protected Longevity Income ETFs, and U.S. Bancorp Fund Services, LLC, to be filed by amendment.

(18)

Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(3) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(19)

First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(20)

Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 25, 2020, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

6

Item 28.	Exhibits

(21)

Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 5, 2020, incorporated by reference to Exhibit (h)(14) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(22)

Fourth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of July 19, 2021, incorporated by reference to Exhibit (h)(15) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(23)

Fifth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 21, 2022, incorporated by reference to Exhibit (h)(19) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(24)

Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of December 6, 2023, incorporated by reference to Exhibit (h)(22) filed with the Registrant’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 28, 2023.

(25)

Fund Accounting Servicing Agreement between the Registrant, on behalf of Stone Ridge Longevity Income ETFs and Stone Ridge Inflation-Protected Longevity Income ETFs, and U.S. Bancorp Fund Services, LLC, to be filed by amendment.

(26)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 19, 2024, incorporated by reference to Exhibit (h)(23) filed with the Registrant’s Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2024.

(27)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), dated as of January 25, 2023, incorporated by reference to Exhibit (h)(21) filed with the Registrant’s Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2023.

(28)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(29)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(10) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(30)

Amended and Restated Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of each of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of July 30, 2020, incorporated by reference to Exhibit (h)(14) filed with the Registrant’s Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 25, 2020.

7

Item 28.	Exhibits

	(31)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Diversified Alternatives Fund, dated as of January 19, 2024, incorporated by reference to Exhibit (h)(28) filed with the Registrant’s Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2024.

	(32)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge All Asset Variance Risk Premium Fund, dated as of December 2, 2020, incorporated by reference to Exhibit (h)(16) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

	(33)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Bitcoin Strategy Fund, dated as of January 20, 2022, incorporated by reference to Exhibit (e)(23) filed with the Registrant’s Post-Effective Amendment No. 79 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 23, 2022.

	(34)

Agreement and Plan of Reorganization between the Registrant, on behalf of Stone Ridge All Asset Variance Risk Premium Fund, and Stone Ridge Trust III, on behalf of its series Stone Ridge All Asset Variance Risk Premium Fund, dated as of December 2, 2020, incorporated by reference to Exhibit (h)(17) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

	(35)

Form of Fund of Funds Investment Agreement, incorporated by reference to Exhibit (h)(32) filed with the Registrant’s Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2024.

	(36)	Form of Authorized Participant Agreement, to be filed by amendment.

(i)	(1)

Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, dated April 4, 2013, incorporated by reference to Exhibit (i) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 4, 2013.

	(2)

Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Variance Risk Premium Master Fund, dated April 23, 2013, incorporated by reference to Exhibit (i) filed with the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 23, 2013.

	(3)

Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, dated January 15, 2013, incorporated by reference to Exhibit (i) filed with the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 15, 2013.

	(4)

Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated January 21, 2014, incorporated by reference to Exhibit (i)(4) filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(5)

Opinion and consent of counsel of Ropes & Gray LLP for the Stone Ridge Global Equity Variance Risk Premium Master Fund, dated June 23, 2014, incorporated by reference to Exhibit (i)(5) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

8

Item 28.	Exhibits

	(6)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for Class M shares for Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated February 28, 2017, incorporated by reference to Exhibit (i)(6) filed with the Registrant’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

	(7)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for Class Y shares for Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated March 28, 2019, incorporated by reference to Exhibit (i)(7) filed with the Registrant’s Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on March 28, 2019.

	(8)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for the Stone Ridge Diversified Alternatives Fund, dated June 2, 2020, incorporated by reference to Exhibit (i)(8) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

	(9)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for the Stone Ridge All Asset Variance Risk Premium Fund, dated December 2, 2020, incorporated by reference to Exhibit (i)(9) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

	(10)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for the Stone Ridge Bitcoin Strategy Fund, incorporated by reference to Exhibit (i)(10) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(11)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for the Stone Ridge LifeX Income Open-End Funds, incorporated by reference to Exhibit (i)(11) filed with the Registrant’s Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 23, 2023.

	(12)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for the Stone Ridge LifeX Inflation-Protected Income Open-End Funds, incorporated by reference to Exhibit (i)(12) filed with the Registrant’s Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on October 23, 2023.

	(13)	Opinion and consent of counsel for the Stone Ridge Longevity Income ETFs and the Stone Ridge Inflation-Protected Longevity Income ETFs, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	(1)

Subscription Agreement for Seed Capital between the Registrant, on behalf of its series, and Stone Ridge, incorporated by reference to Exhibit (l) filed with Registrant’s Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

(m)	(1)

First Amended and Restated Class I Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to Exhibit (m)(1) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

9

Item 28.	Exhibits

(2)

Class I Rule 12b-1 Plan of each of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, dated as of April 4, 2013, incorporated by reference to Exhibit (m)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(3)

Second Amended and Restated Class M Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of April  4, 2013, incorporated by reference to Exhibit (m)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as  filed with the SEC via EDGAR on April 5, 2013.

(4)

Class M Rule 12b-1 Plan of each of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, dated as of April 4, 2013, incorporated by reference to Exhibit (m)(4) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(5)

Class I Rule 12b-1 Plan  of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September  19, 2013, incorporated by reference to Exhibit (m)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as  filed with the SEC via EDGAR on February 26, 2016.

(6)

Class M Rule 12b-1 Plan  of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September  19, 2013, incorporated by reference to Exhibit (m)(6) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as  filed with the SEC via EDGAR on February 26, 2016.

(7)

Class I Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of June 17, 2014, incorporated by reference to Exhibit (m)(7) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(8)

Class M Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of June 17, 2014, incorporated by reference to Exhibit (m)(8) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(9)

First Amended and Restated Class M Rule 12b-1 Plan of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of April 1, 2019, incorporated by reference to Exhibit (m)(9) filed with the Registrant’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 26, 2019.

(10)

Class M Rule 12b-1 Plan of Stone Ridge Diversified Alternatives Fund, dated January  29, 2020, incorporated by reference to Exhibit (m)(10) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form  N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(11)

Class M Rule 12b-1 Plan of Stone Ridge Bitcoin Strategy Fund, dated July  19, 2021, incorporated by reference to Exhibit (m)(11) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as  filed with the SEC via EDGAR on July 23, 2021.

10

Item 28.	Exhibits

(n)	(1)

Third Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 29, 2020, incorporated by reference to Exhibit (n)(1) filed with the Registrant’s Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2020.

(2)

Third Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), dated as of January 29, 2020, incorporated by reference to Exhibit (n)(2) filed with the Registrant’s Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2020.

(3)

First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge International Developed Markets Variance Risk Premium Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (n)(3) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(4)

First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (n)(4) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(5)

Multi-Class Plan Pursuant to Rule 18f-3 of each of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of April 1, 2019, incorporated by reference to Exhibit (n)(5) filed with the Registrant’s Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on March 28, 2019.

(6)

First Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 of Stone Ridge Diversified Alternatives Fund, dated October 27, 2020, incorporated by reference to Exhibit (n)(6) filed with the Registrant’s Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on November 23, 2020.

(7)

Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge Bitcoin Strategy Fund, dated as of July 19, 2021, incorporated by reference to Exhibit (n)(7) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(o)	Reserved.

(p)	(1)

Code of Ethics of Stone Ridge and the Registrant, incorporated by reference to Exhibit (p) filed with the Registrant’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 28, 2023.

(q)	(1)

Power of Attorney of Stone Ridge Trust, incorporated by reference to Exhibit (q) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

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Item 30.	Indemnification

The Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

The Registrant’s Distribution Agreement, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Stone Ridge Reinsurance Risk Premium Fund’s and Stone Ridge High Yield Reinsurance Risk Premium Fund’s First Amended and Restated Investment Management Agreement, the Stone Ridge U.S. Hedged Equity Fund’s (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge U.S. Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge International Developed Markets Variance Risk Premium Fund’s and Stone Ridge Emerging Markets Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge International Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge Global Equity Variance Risk Premium Master Fund’s Investment Management Agreement, the Elements U.S. Portfolio’s, Elements U.S. Small Cap Portfolio’s, Elements International Portfolio’s, Elements International Small Cap Portfolio’s and Elements Emerging Markets Portfolio’s Investment Management Agreement, the Stone Ridge Diversified Alternatives Fund’s Investment Management Agreement, the Stone Ridge Diversified Alternatives Sub Fund Ltd’s Investment Management Agreement, the Stone Ridge All Asset Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd’s Investment Management Agreement, the Stone Ridge Bitcoin Strategy Fund’s Investment Management Agreement and the Stone Ridge Bitcoin Strategy Sub Fund Ltd’s Investment Management Agreement, the Stone Ridge LifeX Income Open-End Funds Investment Management Agreement, the Stone Ridge LifeX Inflation-Protected Income Open-End Funds Investment Management Agreement, the Stone Ridge Longevity Income ETFs’ Investment Management Agreement and the Stone Ridge Inflation-Protected Longevity Income ETFs’ Investment Management Agreement, each incorporated herein by reference, contain provisions limiting the liability, and providing for indemnification, of Stone Ridge and its personnel under certain circumstances.

The Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

12

Item 31.	Business and Other Connections of Investment Adviser

Stone Ridge is a Delaware limited liability company that offers investment management services and is a registered investment adviser. Stone Ridge’s offices are located at One Vanderbilt Avenue, 65th Floor, New York, NY 10017. Information as to the officers and directors of Stone Ridge is included in its current Form ADV (File No. 801-77228) filed with the SEC, and the text of Schedule A of Stone Ridge’s current Form ADV is incorporated herein by reference.

Item 32.	Principal Underwriter

(a)

ALPS Distributors, Inc. acts as the distributor for the series of the Registrant (other than the Stone Ridge LifeX Income Funds, the Stone Ridge LifeX Inflation-Protected Income Funds, the Stone Ridge Longevity Income ETFs and the Stone Ridge Inflation-Protected Longevity Income ETFs) and the following investment companies: 1290 Funds, 1WS Credit Income Fund, abrdn ETFs, Accordant ODCE Index Fund, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, Apollo Diversified Credit Fund, Apollo Diversified Real Estate Fund, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, BBH Trust, Bluerock High Income Institutional Credit Fund, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Cambria ETF Trust, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Columbia ETF Trust III, CRM Mutual Fund Trust, DBX ETF Trust, Emerge ETF Trust, ETF Series Solutions (Vident Series), Financial Investors Trust, Firsthand Funds, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, FS Credit Income Fund, FS Energy Total Return Fund, FS Multi-Alternative Income Fund, FS Series Trust, FS MVP Private Markets Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Goldman Sachs ETF Trust II, Graniteshares ETF Trust, Hartford Funds Exchange-Traded Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, IndexIQ ETF Trust, Investment Managers Series Trust II (AXS-Advised Funds), Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Manager Directed Portfolios (Spyglass Growth Fund), Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, Opportunistic Credit Interval Fund, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., RiverNorth Opportunistic Municipal Income Fund, Inc., RiverNorth Managed Duration Municipal Income Fund, Inc., RiverNorth Flexible Municipal Income Fund, Inc., RiverNorth Capital and Income Fund, Inc., RiverNorth Flexible Municipal Income Fund II, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, The Arbitrage Funds, Themes ETF Trust, Thrivent ETF Trust, USCF ETF Trust, Valkyrie ETF Trust II, Wasatch Funds, WesMark Funds, Wilmington Funds, X-Square Balanced Fund and X-Square Series Trust.

Foreside Global Services, LLC only acts as the distributor for the Stone Ridge LifeX Income Funds and the Stone Ridge LifeX Inflation-Protected Income Funds.

13

Item 32.	Principal Underwriter

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name and Principal Business Address*	Position and Offices with ALPS Distributors, Inc.	Positions and Offices with Registrant
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Brian Schell**	Vice President and Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Eric Theroff^	Assistant Secretary	None
Adam Girard^^	Tax Officer	None
Liza Price	Vice President, Managing Counsel	None
Jed Stahl	Vice President, Managing Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

** The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.

*** The principal business address for Mr. White is 4 Times Square, New York, New York 10036.

^ The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105.

^^ The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095.

To the best of the Registrant’s knowledge, the directors and executive officers of Foreside Global Services, LLC are as follows:

Name and Principal Business Address*	Position and Offices with Foreside Global Services LLC	Position and Offices with Registrant
Teresa Cowan	President/Manager	None
Chris Lanza	Vice President	None
Kate Macchia	Vice President	None
Jennifer A. Brunner	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Secretary	None
Susan L. LaFond	Treasurer	None
Weston Sommers	Financial and Operations Principal and Chief Financial Officer	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is Three Canal Plaza, Suite 100, Portland, ME 04101.

14

Item 32.	Principal Underwriter

(c)

The following table sets forth the commissions and other compensation received, directly or indirectly, from the Stone Ridge Longevity Income ETFs and the Stone Ridge Inflation-Protected Longevity Income ETFs during the last fiscal year by the principal underwriter who is not an affiliated person of the Stone Ridge Longevity Income ETFs and the Stone Ridge Inflation-Protected Longevity Income ETFs.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
ALPS Distributors, Inc.	None	None	None	None
Foreside Global Services, LLC	None	None	None	None

Item 33.	Location of Accounts and Records

(a)	All accounts, books and other documents required by Rule 31(a) under the Investment Company Act of 1940, as amended, are maintained at the offices, as applicable, of:

(1)	Stone Ridge Trust

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

(2)	Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

(3)	U.S. Bank N.A.

1555 N. Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

(4)	U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

(5)	Simpson Thacher & Bartlett LLP

900 G Street, NW

Washington, DC 20001

(6)	ALPS Distributors, Inc

1290 Broadway

Suite 1000

Denver, Colorado 80203

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement of Stone Ridge Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 20th day of June, 2024.

STONE RIDGE TRUST

By:	/s/Anthony Zuco
Anthony Zuco, Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Trustee, President (Principal Executive Officer)	June 20, 2024
Ross Stevens

/s/Anthony Zuco	Treasurer (Principal Financial Officer)	June 20, 2024
Anthony Zuco

*	Trustee	June 20, 2024
Daniel Charney

*	Trustee	June 20, 2024
Jeffery Ekberg

 * Power of Attorney

*By:	/s/Anthony Zuco
Anthony Zuco
Attorney in Fact

INDEX TO EXHIBITS

(e)(10)	Distribution Agreement between the Registrant, on behalf of the Stone Ridge LifeX Income Funds and the Stone Ridge LifeX Inflation-Protected Income Funds and Foreside Global Services, LLC.